Document And Entity Information	9 Months Ended
Sep. 30, 2011
Document And Entity Information [Abstract]
Entity Registrant Name	Kennedy-Wilson Holdings, Inc.
Entity Central Index Key	0001408100
Entity Filer Category	Accelerated Filer
Current Fiscal Year End Date	--12-31
Document Type	S-4
Document Period End Date	Sep 30, 2011
Document Fiscal Year Focus	2011
Document Fiscal Period Focus	Q3
Amendment Flag	false
Entity Common Stock, Shares Outstanding

Consolidated Balance Sheets (USD $)	Sep. 30, 2011	Dec. 31, 2010	Dec. 31, 2009
Assets
Cash and cash equivalents	$ 147,414,000	$ 46,968,000	$ 57,784,000
Accounts receivable	1,951,000	2,097,000	887,000
Accounts receivable - related parties	10,596,000	7,062,000	4,278,000
Income taxes receivable			6,848,000
Notes receivable	16,946,000	20,264,000	541,000
Notes receivable - related parties	22,292,000	3,837,000	6,644,000
Real estate, net	113,619,000	82,701,000	40,581,000
Real estate available for sale			2,472,000
Investments in joint ventures	345,038,000	266,853,000	185,252,000
Loan pool participations	31,590,000	25,218,000
Marketable securities	5,658,000	33,000
Other assets	20,940,000	8,850,000	7,005,000
Goodwill	23,965,000	23,965,000	23,965,000
Total assets	740,009,000	487,848,000	336,257,000
Liabilities
Accounts payable	353,000	1,504,000	860,000
Accrued expenses and other liabilities	30,896,000	9,064,000	8,648,000
Accrued salaries and benefits	5,014,000	10,721,000	4,401,000
Accrued and deferred tax liability	22,572,000	25,871,000	15,439,000
Senior notes payable	249,372,000
Notes payable		24,783,000	26,133,000
Borrowings under line of credit		27,750,000	10,000,000
Mortgage loans payable	38,217,000	35,249,000	23,968,000
Convertible subordinated debt			27,472,000
Junior subordinated debentures	40,000,000	40,000,000	40,000,000
Total liabilities	386,424,000	174,942,000	156,921,000
Cumulative preferred stock, $0.0001 par value: 1,000,000 shares authorized $1,000 per share liquidation preference,
Common stock, $0.0001 par value	5,000	4,000	4,000
Additional paid-in capital	337,988,000	284,669,000	155,878,000
Retained earnings	3,890,000	17,777,000	18,829,000
Accumulated other comprehensive income	7,467,000	9,043,000	2,603,000
Common stock held in treasury, at cost, $0.0001 par value	(11,337,000)	(11,301,000)
Total Kennedy-Wilson Holdings, Inc. shareholders' equity	338,013,000	300,192,000	177,314,000
Noncontrolling interests	15,572,000	12,714,000	2,022,000
Total equity	353,585,000	312,906,000	179,336,000
Total liabilities and equity	740,009,000	487,848,000	336,257,000
6.00% Cumulative Preferred Stock Subject To Mandatory Redemption Series A [Member]
Cumulative preferred stock, $0.0001 par value: 1,000,000 shares authorized $1,000 per share liquidation preference,
Convertible preferred stock
6.46% Cumulative Preferred Stock Subject To Mandatory Redemption Series B [Member]
Cumulative preferred stock, $0.0001 par value: 1,000,000 shares authorized $1,000 per share liquidation preference,
Convertible preferred stock
6.452% Cumulative Preferred Stock Subject To Mandatory Redemption Series B [Member]
Cumulative preferred stock, $0.0001 par value: 1,000,000 shares authorized $1,000 per share liquidation preference,
Convertible preferred stock
Previously Reported [Member]
Assets
Investments in joint ventures		$ 266,886,000

Consolidated Balance Sheets (Parenthetical) (USD $)	9 Months Ended	12 Months Ended
	Sep. 30, 2011	Dec. 31, 2010	Dec. 31, 2009
Investments in joint ventures at fair value	$ 45,127,000	$ 34,654,000	$ 19,612,000
Common stock, par value	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares authorized	125,000,000	125,000,000	80,000,000
Common stock, shares issued	46,089,646	41,291,596	41,177,658
Common stock, shares outstanding	44,974,706	40,179,906	41,177,658
Treasury stock, par value at cost	$ 0.0001	$ 0.0001	$ 0.0001
Common stock held in treasury	1,114,940	1,111,690	0
6.00% Cumulative Preferred Stock Subject To Mandatory Redemption Series A [Member]
Preferred stock, par value	$ 0.0001	$ 0.0001	$ 0.0001
Preferred Stock, liquidation preference per share	$ 1,000	$ 1,000	$ 1,000
Preferred stock, dividend rate, percentage	0.06%	0.06%	0.06%
Preferred stock, shares issued	100,000	100,000	0
Mandatory redemption date	May 19, 2015	May 19, 2015
6.46% Cumulative Preferred Stock Subject To Mandatory Redemption Series B [Member]
Preferred stock, par value	$ 0.0001	$ 0.0001
Preferred Stock, liquidation preference per share	$ 1,000	$ 1,000
Preferred stock, dividend rate, percentage	0.06%	0.06%
Preferred stock, shares issued	32,550	32,550
Mandatory redemption date	Nov 3, 2018	Nov 3, 2018
6.452% Cumulative Preferred Stock Subject To Mandatory Redemption Series B [Member]
Preferred stock, par value		$ 0.0001	$ 0.0001
Preferred Stock, liquidation preference per share		$ 1,000	$ 1,000
Preferred stock, dividend rate, percentage		6.45%	6.45%
Preferred stock, shares issued		32,550	0
Mandatory redemption date		Nov 18, 2018	Nov 18, 2018
Preferred Stock [Member]
Preferred stock, shares authorized	1,000,000	1,000,000	1,000,000
Previously Reported [Member]
Investments in joint ventures at fair value		$ 34,687,000

Consolidated Statements Of Operations And Comprehensive ( Loss) Income (USD $)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2011	Sep. 30, 2010	Sep. 30, 2011	Sep. 30, 2010	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Revenue
Management and leasing fees	$ 4,862,000	$ 2,300,000	$ 9,657,000	$ 6,513,000	$ 8,913,000	$ 9,026,000	$ 10,671,000
Management and leasing fees - related party	2,989,000	3,829,000	8,151,000	9,589,000	12,417,000	10,138,000	8,380,000
Commissions	1,329,000	1,973,000	4,842,000	4,353,000	6,359,000	4,204,000	5,906,000
Commissions - related party	1,930,000	2,034,000	3,587,000	4,319,000	5,375,000	727,000	4,295,000
Sale of real estate			417,000	3,937,000	3,937,000	52,699,000
Sale of real estate - related party					9,535,000	6,698,000
Rental and other income	1,666,000	1,637,000	3,359,000	2,934,000	4,000,000	2,743,000	2,973,000
Total revenue	12,776,000	11,773,000	30,013,000	31,645,000	50,536,000	86,235,000	32,225,000
Operating expenses
Commission and marketing expenses	1,641,000	263,000	3,015,000	2,032,000	3,186,000	3,411,000	2,827,000
Compensation and related expenses	8,473,000	12,414,000	24,562,000	29,400,000	38,155,000	24,789,000	21,292,000
Merger-related compensation and related expenses					2,225,000	12,468,000
Cost of real estate sold			397,000	2,714,000	2,714,000	36,179,000
Cost of real estate sold - related party					8,812,000	5,752,000
General and administrative	3,329,000	3,457,000	9,183,000	8,263,000	11,314,000	6,351,000	6,074,000
Merger-related general and administrative						3,652,000
Depreciation and amortization	931,000	616,000	1,828,000	1,197,000	1,618,000	1,122,000	920,000
Rental operating expenses	1,195,000	897,000	2,248,000	1,421,000	1,913,000	1,148,000	1,458,000
Total operating expenses	15,569,000	17,647,000	41,233,000	45,027,000	69,937,000	94,872,000	32,571,000
Equity in joint venture (loss) income	(646,000)	5,191,000	7,229,000	5,162,000	10,548,000	8,019,000	10,097,000
Interest income from loan pool participations and notes receivable	1,048,000	4,209,000	5,835,000	7,950,000	11,855,000
Operating (loss) income	(2,391,000)	3,526,000	1,844,000	(270,000)	3,002,000	(618,000)	9,751,000
Non-operating income (expense)
Interest income	74,000	53,000	264,000	168,000	192,000	102,000	221,000
Interest income - related party	561,000	91,000	970,000	477,000	662,000	400,000	341,000
Remeasurement gain			6,348,000	2,108,000	2,108,000
Gain on extinguishment of debt				16,670,000	16,670,000
Loss on extinguishment of debt		(4,788,000)		(4,788,000)	(4,788,000)
Interest expense	(6,117,000)	(2,198,000)	(13,874,000)	(6,492,000)	(7,634,000)	(13,174,000)	(8,596,000)
Other than temporary impairment						(328,000)	(445,000)
(Loss) income before benefit from (provision for) income taxes	(7,873,000)	(3,316,000)	(4,448,000)	7,873,000	10,212,000	(13,618,000)	1,272,000
Benefit from (provision for) income taxes	2,997,000	(383,000)	2,162,000	(4,335,000)	(3,727,000)	3,961,000	(605,000)
Net (loss) income	(4,876,000)	(3,699,000)	(2,286,000)	3,538,000	6,485,000	(9,657,000)	667,000
Net loss (income) attributable to the noncontrolling interests	42,000	(1,215,000)	(1,295,000)	(2,374,000)	(2,979,000)	(5,679,000)	(54,000)
Net (loss) income attributable to Kennedy-Wilson Holdings, Inc.	(4,834,000)	(4,914,000)	(3,581,000)	1,164,000	3,506,000	(15,336,000)	613,000
Preferred dividends and accretion of preferred stock issuance costs	(2,036,000)	(1,804,000)	(6,708,000)	(2,524,000)	(4,558,000)
Net (loss) income attributable to Kennedy-Wilson Holdings, Inc. common shareholders	(6,870,000)	(6,718,000)	(10,289,000)	(1,360,000)	(1,052,000)	(15,336,000)	613,000
Other comprehensive (loss) income, net of tax	(1,783,000)	2,912,000	(1,576,000)	5,098,000	6,440,000	2,601,000	240,000
Total comprehensive (loss) income	$ (8,653,000)	$ (3,806,000)	$ (11,865,000)	$ 3,738,000	$ 5,388,000	$ (12,735,000)	$ 853,000
Basic and diluted loss per share
Basic and diluted loss attributable to Kennedy-Wilson Holdings, Inc. common shareholders	$ (0.16)	$ (0.17)	$ (0.25)	$ (0.03)
Basic income (loss) per share attributable to Kennedy-Wilson Holdings, Inc. common shareholders					$ (0.03)	$ (0.57)	$ 0.03
Weighted average number of common shares outstanding	44,016,880	38,961,822	40,712,496	39,062,570	38,978,272	26,891,304	22,892,498
Dividends declared per common share	$ 0.04		$ 0.08
Diluted income (loss) per share attributable to Kennedy-Wilson Holdings, Inc. common shareholders					$ (0.03)	$ (0.57)	$ 0.03
Weighted average number of common shares outstanding for diluted (loss) income per share					38,978,272	26,891,304	24,310,299

Consolidated Statement Of Equity (USD $)	Preferred Stock [Member]	Common Stock [Member] USD ($)	Additional Paid-in Capital [Member] USD ($)	Retained Earnings [Member] USD ($)	Accumulated Other Comprehensive Income [Member] USD ($)	Treasury Stock [Member] USD ($)	Noncontrolling Interest [Member] USD ($)	Total USD ($)
Balance at Dec. 31, 2007		$ 2,000	$ 9,975,000	$ 47,118,000	$ (238,000)		$ 219,000	$ 57,076,000
Balance, common shares at Dec. 31, 2007		21,370,370
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of common stock, shares		5,598,982
Issuance of common stock,value		1,000	52,353,000					52,354,000
Issuance of common stock - exercise of stock options, shares		42,785
Issuance of common stock - exercise of stock options, value			93,000					93,000
Repurchase of common stock, shares		(624,938)
Repurchase of common stock, value			(6,170,000)					(6,170,000)
Stock-based compensation			1,015,000					1,015,000
Discount on convertible subordinated debt			2,813,000					2,813,000
Other comprehensive income (loss):
Foreign currency translation gain, net of tax					240,000			240,000
Common stock dividends				(2,264,000)				(2,264,000)
Net (loss) income				613,000			54,000	667,000
Contributions from noncontrolling interests							482,000	482,000
Distributions to noncontrolling interests							(504,000)	(504,000)
Balance at Dec. 31, 2008		3,000	60,079,000	45,467,000	2,000		251,000	105,802,000
Balance, common shares at Dec. 31, 2008		26,387,199
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Effect of Merger on common stock, shares		12,820,215
Effect of Merger on common stock, value		1,000	89,006,000					89,007,000
Issuance of common stock - exercise of stock options, shares		55,449
Issuance of common stock - exercise of stock options, value			59,000					59,000
Repurchase of common stock, shares		(442,648)
Repurchase of common stock, value			(3,690,000)					(3,690,000)
Stock-based compensation			3,857,000					3,857,000
Common stock issued under 2009 Equity Participation Plan, shares		2,357,443
2009 Equity Participation Plan replacement payment			(1,500,000)					(1,500,000)
Other comprehensive income (loss):
Unrealized (loss) gain on securities, net of tax					194,000			194,000
Foreign currency translation gain, net of tax					2,407,000			2,407,000
Common stock dividends				(3,235,000)				(3,235,000)
Additional shares to pre-Merger preferred shareholders			7,879,000	(7,879,000)
Accretion of common stock beneficial conversion			188,000	(188,000)
Net (loss) income				(15,336,000)			5,679,000	(9,657,000)
Contributions from noncontrolling interests							6,804,000	6,804,000
Distributions to noncontrolling interests							(10,712,000)	(10,712,000)
Balance at Dec. 31, 2009		4,000	155,878,000	18,829,000	2,603,000		2,022,000	179,336,000
Balance, common shares at Dec. 31, 2009		41,177,658						41,177,658
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of common stock, shares	132,550
Issuance of common stock,value			132,294,000					132,294,000
Repurchase of common stock, shares								(1,111,690)
Repurchase of common shares, shares		(1,111,690)
Repurchase of common shares, value						(11,301,000)		(11,301,000)
Repurchase and retirement of warrants			(11,500,000)					(11,500,000)
Stock-based compensation			7,666,000					7,666,000
Common stock issued under 2009 Equity Participation Plan, shares		113,938
Common stock issued under 2009 Equity Participation Plan, value			428,000					428,000
Other comprehensive income (loss):
Unrealized (loss) gain on securities, net of tax					6,000			6,000
Foreign currency translation gain, net of tax					6,434,000			6,434,000
Preferred stock dividends				(4,533,000)				(4,533,000)
Accretion of preferred stock issuance costs			25,000	(25,000)
Extinguished beneficial conversion feature on covertible debt			(122,000)					(122,000)
Net (loss) income				3,506,000			2,979,000	6,485,000
Contributions from noncontrolling interests							10,955,000	10,955,000
Distributions to noncontrolling interests							(3,242,000)	(3,242,000)
Balance at Dec. 31, 2010		4,000	284,669,000	17,777,000	9,043,000	(11,301,000)	12,714,000	312,906,000
Balance, common shares at Dec. 31, 2010		40,179,906						40,179,906
Balance, preferred shares at Dec. 31, 2010	132,550
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of common stock, shares		4,800,000						4,800,000
Issuance of common stock,value		1,000	51,959,000					51,960,000
Repurchase of common stock, shares								(3,250)
Repurchase of common shares, shares		(3,250)
Repurchase of common shares, value						(36,000)		(36,000)
Repurchase of 1,400,000 warrants,value			(2,434,000)					(2,434,000)
Stock-based compensation			3,761,000					3,761,000
Shares forfeited net of 3,000 common stock issued under 2009 Equity Participation Plan,shares		(1,950)
Other comprehensive income (loss):
Unrealized (loss) gain on securities, net of tax					(4,592,000)			(4,592,000)
Foreign currency translation gain, net of tax					5,058,000			5,058,000
Forward foreign currency loss, net of tax of $1,347,000					(2,042,000)			(2,042,000)
Preferred stock dividends				(6,675,000)				(6,675,000)
Common stock dividends				(3,598,000)				(3,598,000)
Accretion of preferred stock issuance costs			33,000	(33,000)
Net (loss) income				(3,581,000)			1,295,000	(2,286,000)
Contributions from noncontrolling interests							2,259,000	2,259,000
Distributions to noncontrolling interests							(696,000)	(696,000)
Balance at Sep. 30, 2011		$ 5,000	$ 337,988,000	$ 3,890,000	$ 7,467,000	$ (11,337,000)	$ 15,572,000	$ 353,585,000
Balance, common shares at Sep. 30, 2011		44,974,706						44,974,706
Balance, preferred shares at Sep. 30, 2011	132,550

Consolidated Statement Of Equity (Parenthetical) (USD $)	9 Months Ended	12 Months Ended
	Sep. 30, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Consolidated Statement Of Equity [Abstract]
Common stock, shares issued	4,800,000
Common stock, shares repurchased	3,250	1,111,690
Warrants repurchased	1,400,000
Preferred stock, issuance costs		$ 256,000
Common stock issued 2009 Participation Plan (in shares)	3,000
Other Comprehensive Income:
Tax on unrealized (loss) gain on securities	3,063,000	5,000	129,000
Tax on foreign currency translation gain	3,311,000	4,269,000	1,472,000	160,000
Tax on forward foreign currency loss	$ 1,347,000

Consolidated Statements Of Cash Flows (USD $)	9 Months Ended		12 Months Ended
	Sep. 30, 2011	Sep. 30, 2010	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Cash flows from operating activities:
Net (loss) income	$ (2,286,000)	$ 3,538,000	$ 6,485,000	$ (9,657,000)	$ 667,000
Adjustments to reconcile net (loss) income to net cash used in operating activities:
Gain from sale of real estate	(20,000)	(1,223,000)	(1,223,000)	(16,520,000)
Gain from sale of real estate--related party			(723,000)	(946,000)
Gain on extinguishment of debt		(16,670,000)	(16,670,000)
Loss on extinguishment of debt		4,788,000	4,788,000
Remeasurement gain	(6,348,000)	(2,108,000)	(2,108,000)
Note receivable and accrued interest forgiven in Merger				4,281,000
Depreciation and amortization	1,828,000	1,197,000	1,618,000	1,122,000	920,000
Provision for deferred income taxes	(2,200,000)	6,752,000	6,158,000	4,497,000	3,372,000
Amortization of deferred loan costs	549,000	190,000	262,000	917,000	658,000
Amortization of beneficial conversion of convertible subordinated debt		168,000	168,000	285,000
Amortization of discount and accretion of premium on issuance of the senior notes payable	28,000
Equity in joint venture income	(7,229,000)	(5,162,000)	(10,548,000)	(8,019,000)	(10,097,000)
Accretion of interest income on loan pool participations and notes receivable	(5,762,000)	(6,353,000)	(11,855,000)
Amortization of deferred compensation				1,543,000	1,015,000
Stock based compensation	3,761,000	5,976,000	8,094,000	2,314,000
2009 Equity Participation Plan replacement payment				(1,500,000)
Other than temporary impairment on available-for-sale security, net of tax				194,000
Change in assets and liabilities:
Accounts receivable	190,000	(1,318,000)	(1,039,000)	204,000	3,144,000
Accounts receivable-related parties	(3,534,000)	(2,954,000)	(2,784,000)	381,000	(3,521,000)
Income tax receivable		6,848,000	6,848,000	(4,480,000)	(2,368,000)
Operating distributions from joint ventures	2,640,000	4,242,000	5,931,000	514,000	294,000
Operating distributions from loan pool participation	1,198,000		266,000
Other assets	(3,487,000)	(730,000)	1,432,000	(2,893,000)	(1,339,000)
Accounts payable	(1,238,000)	(260,000)	644,000	501,000	(374,000)
Accrued expenses and other liabilities	13,148,000	(365,000)	93,000	410,000	1,816,000
Accrued salaries and benefits	(5,707,000)	2,477,000	6,320,000	1,626,000	(4,450,000)
Income taxes payable					(4,406,000)
Net cash provided by (used in) operating activities	(14,469,000)	(967,000)	2,157,000	(25,226,000)	(14,669,000)
Cash flows from investing activities:
Additions to notes receivable	(5,644,000)	(27,190,000)	(25,636,000)	(500,000)
Settlements of notes receivable	559,000	70,000	8,438,000	302,000	26,000
Additions to notes receivable-related parties	(23,322,000)	(3,975,000)	(5,914,000)	(8,774,000)	(300,000)
Settlements of notes receivable-related parties	4,867,000	8,721,000	8,721,000	2,935,000	6,000
Additions to notes receivable from sale of real estate				(2,663,000)
Settlements of notes receivable from sale of real estate				1,858,000
Net proceeds from sale of real estate	416,000	3,639,000	3,639,000	58,027,000	5,181,000
Net proceeds from sale of real estate-related party			9,548,000
Purchases of and additions to real estate	(1,930,000)	(18,578,000)	(23,764,000)	(35,800,000)	(41,460,000)
Assets acquired in merger				89,181,000
Investment in marketable securities	(7,382,000)
Distributions from joint ventures	18,507,000	4,461,000	10,177,000	2,374,000	12,903,000
Contributions to joint ventures	(95,492,000)	(66,833,000)	(83,891,000)	(37,933,000)	(73,129,000)
Contributions to loan pool participations	(2,901,000)	(9,612,000)	(16,154,000)
Net cash (used in) provided by investing activities	(112,322,000)	(109,297,000)	(114,836,000)	69,007,000	(96,773,000)
Cash flow from financing activities:
Issuance of senior notes payable	249,344,000
Borrowings under notes payable		4,250,000	4,250,000	37,059,000	20,161,000
Repayment of notes payable	(24,783,000)	(4,200,000)	(5,600,000)	(32,114,000)	(8,973,000)
Borrowings under lines of credit	19,000,000	37,250,000	48,250,000	20,500,000	47,957,000
Repayment of lines of credit	(46,750,000)	(25,500,000)	(30,500,000)	(24,000,000)	(39,457,000)
Borrowings under mortgage loans payable	17,077,000	20,016,000	20,016,000	30,286,000	30,316,000
Repayment of mortgage loans payable	(30,109,000)	(19,763,000)	(24,735,000)	(35,866,000)	(10,852,000)
Issuance of convertible subordinated debt					30,000,000
Repayment of convertible subordinated debt		(32,550,000)	(32,550,000)
Debt issue costs	(7,486,000)	(645,000)	(644,000)	(798,000)	(518,000)
Issuance of preferred stock		132,294,000	132,294,000
Issuance of common stock	51,360,000			59,000	52,447,000
Repurchase of common stock	(36,000)	(10,180,000)	(11,301,000)	(3,690,000)	(6,170,000)
Repurchase of warrants	(2,434,000)	(8,584,000)	(11,500,000)
Dividends paid	(7,874,000)	(2,508,000)	(4,533,000)	(3,235,000)	(2,264,000)
Contributions from noncontrolling interests	2,259,000	6,952,000	10,955,000	6,804,000	482,000
Distributions to noncontrolling interests	(696,000)	(2,096,000)	(3,242,000)	(10,712,000)	(504,000)
Net cash provided by (used in) financing activities	218,872,000	94,736,000	91,160,000	(15,707,000)	112,625,000
Effect of currency exchange rate changes on cash and cash equivalents	8,365,000	8,457,000	10,703,000	3,879,000	400,000
Net change in cash and cash equivalents	100,446,000	(7,071,000)	(10,816,000)	31,953,000	1,583,000
Cash and cash equivalents, beginning of period	46,968,000	57,784,000	57,784,000	25,831,000	24,248,000
Cash and cash equivalents, end of period	147,414,000	50,713,000	46,968,000	57,784,000	25,831,000
Supplemental disclosure of non-cash investing and financing activities:
Unrealized loss on marketable securities, net of tax	(4,590,000)	(14,000)	11,000	194,000
Accretion of preferred stock issuance costs	33,000		25,000
During the nine months ended September 30, 2011, as a result of the acquisition of a 100% interest in an approximate 200,000 square foot office portfolio, real estate increased by $17,680,000, accounts receivable increased by $44,000, other assets increased by $50,000, accounts payable increased by $87,000, accrued expenses and other liabilities increased by $991,000 and mortgage loans payable increased by $16,000,000	(696,000)
During the nine months ended September 30, 2011, as a result of the sale of a controlling interest in a piece of land in Kent, Washington, real estate decreased $696,000	696,000
During the nine months ended September 30, 2010, as a result of the consolidation of two of Kennedy-Wilson's joint ventures, accounts receivable increased by $171,000, real estate increased by $71,862,000, investment in joint venture decreased by $6,256,000, other assets increased by $3,174,000, accrued expenses and other liabilities increased by $323,000 and mortgage loans payable increased by $66,501,000		(2,127,000)
Interest Paid and Income Taxes Paid, Net
Interest			8,400,000	11,618,000	6,945,000
Interest capitalized			790,000		999,000
Income taxes			$ 25,000	$ (4,130,000)	$ 4,000,000

Consolidated Statements Of Cash Flows (Parenthetical) (USD $)	9 Months Ended		12 Months Ended
	Sep. 30, 2011	Sep. 30, 2010	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Supplemental disclosure of non-cash investing activities:
Tax on unrealized (loss) gain on securities	$ 3,063,000	$ 8,000	$ 5,000	$ 129,000
Increase in real estate	(1,930,000)	(18,578,000)	(23,764,000)	(35,800,000)	(41,460,000)
Increase in accounts receivable	(190,000)	1,318,000	1,039,000	(204,000)	(3,144,000)
Increase in other assets	(3,487,000)	(730,000)	1,432,000	(2,893,000)	(1,339,000)
Increase in accounts payable	(1,238,000)	(260,000)	644,000	501,000	(374,000)
Increase in accrued expenses and other liabilites	13,148,000	(365,000)	93,000	410,000	1,816,000
Increase in mortgage loans payable	17,077,000	20,016,000	20,016,000	30,286,000	30,316,000
Decrease in real estate	416,000	3,639,000	3,639,000	58,027,000	5,181,000
Increase (decrease) in investment in joint ventures					4,397,000
Decrease in notes receivable due to foreclosure	9,496,000
Increase in real estate due to foreclosures	9,496,000
Issued common stock to institutional investor, shares	4,400,000
Common stock issue price per share	$ 10.7
Common stock market price per share	$ 12.2
Contractual rights additional common stock issued, shares	400,000
Non-cash preferred dividend	600,000
Declared dividends common stock	1.8
Decrease in proceeds from the sale of real estate due to debt assumption by buyer				2,025,000
Decrease in repayment of mortgage loans payable due to debt assumption by buyer				2,025,000
During the nine months ended September 30, 2011, as a result of the sale of a controlling interest in a piece of land in Kent, Washington, real estate decreased $696,000	696,000
Decrease in notes receivable due to conversion of notes receivable into equity					4,397,000
Controlling interest in land located in Kent, Washington [Member]
Supplemental disclosure of non-cash investing activities:
Decrease in real estate	(696,000)
Office portfolio 200,000 square feet, located in Oakland, California [Member]
Supplemental disclosure of non-cash investing activities:
Ownership interest percent in acquisition of office portfolio	100.00%
Square footage of acquired office portfolio	200,000
Increase in real estate	17,680,000
Increase in accounts receivable	44,000
Increase in other assets	50,000
Increase in accounts payable	87,000
Increase in accrued expenses and other liabilites	991,000
Increase in mortgage loans payable	16,000,000
Consolidation of controlling interest in Fairways 340, LLC previously accounted for under the Equity Method [Member]
Supplemental disclosure of non-cash investing activities:
Increase in real estate		71,862,000	28,464,000
Increase in accounts receivable		171,000	171,000
Increase in other assets		3,174,000	3,174,000
Increase in accrued expenses and other liabilites		323,000	323,000
Increase in mortgage loans payable		66,501,000	32,670,000
Increase (decrease) in investment in joint ventures		$ (6,256,000)	$ 3,292,000

Basis Of Presentation	9 Months Ended	12 Months Ended
	Sep. 30, 2011	Dec. 31, 2010
Basis Of Presentation [Abstract]
Basis Of Presentation

NOTE 1—BASIS OF PRESENTATION

Kennedy-Wilson Holdings, Inc.'s (together with its wholly owned and controlled subsidiaries, "we," "us," "our," "the Company" or "Kennedy-Wilson") unaudited interim consolidated financial statements have been prepared in conformity with U.S. generally accepted accounting principles used in the preparation of the Kennedy-Wilson's annual financial statements. Accordingly, they do not include all of the information and footnotes required by U.S. generally accepted accounting principles for complete financial statements. In the opinion of Kennedy-Wilson, all adjustments, consisting of only normal and recurring items, necessary for a fair presentation of the results of operations for the three and nine months ended September 30, 2011 and 2010 have been included. The results of operations for these periods are not necessarily indicative of results that might be expected for the full year ending December 31, 2011. For further information, your attention is directed to the footnote disclosures found in Kennedy-Wilson's Annual Report on Form 10-K for the year ended December 31, 2010.

The consolidated financial statements include the accounts of Kennedy-Wilson and its wholly owned and controlled subsidiaries. All significant intercompany balances and transactions have been eliminated in consolidation. In addition, Kennedy-Wilson evaluates its relationships with other entities to identify whether they are variable interest entities (VIEs) as defined in the FASB Accounting Standards Codification (ASC) Subtopic 810-10 and to assess whether it is the primary beneficiary of such entities. If the determination is made that Kennedy-Wilson is the primary beneficiary, then that entity is included in the consolidated financial statements in accordance with the ASC Subtopic 810-10.

The ownership of the other interest holders in consolidated subsidiaries is reflected as noncontrolling interests. The preparation of the accompanying consolidated financial statements in conformity with U. S. generally accepted accounting principles requires management to make estimates and assumptions about future events. These estimates and the underlying assumptions affect the amounts of assets and liabilities reported, disclosure about contingent assets and liabilities, and reported amounts of revenues and expenses. As future events and their effects cannot be determined with precision, actual results could differ significantly from these estimates.

Certain amounts previously reported in our December 31, 2010 financial statements have been reclassified to conform to the September 30, 2011 presentation on the consolidated balance sheet.

NOTE 2—BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

BASIS OF PRESENTATION—The consolidated financial statements include the accounts of Kennedy-Wilson and its wholly owned subsidiaries. All significant intercompany balances and transactions have been eliminated in consolidation. In addition, Kennedy-Wilson evaluates its relationships with other entities to identify whether they are variable interest entities as defined by FASB Accounting Standards Codification (ASC) Subtopic 810 – Consolidation and to assess whether it is the primary beneficiary of such entities. If the determination is made that Kennedy-Wilson is the primary beneficiary, then that entity is consolidated into the consolidated financial statements in accordance with Consolidations ASC Subtopic 810-10. The ownership of the other interest holders of consolidated subsidiaries is reflected as noncontrolling interests.

USE OF ESTIMATES—The preparation of the accompanying consolidated financial statements in conformity with U.S. generally accepted accounting principles (GAAP) requires management to make estimates and assumptions about future events. These estimates and the underlying assumptions affect the amounts of assets and liabilities reported, disclosure about contingent assets and liabilities, and reported amounts of revenues and expenses. Management evaluates its estimates and assumptions on an ongoing basis using historical experience and other factors, including the current economic environment, which management believes to be reasonable under the circumstances. Management adjusts such estimates and assumptions when facts and circumstances dictate. Illiquid credit markets, volatile energy markets, and declines in consumer spending have combined to increase the uncertainty inherent in such estimates and assumptions. As future events and their effects cannot be determined with precision, actual results could differ significantly from these estimates. Changes in those estimates resulting from continuing changes in the economic environment will be reflected in the financial statements in future periods.

REVENUE RECOGNITION—Revenue primarily consists of management fees, performance fees, commission revenue and sales of real estate.

Management fees are primarily comprised of property management fees, base asset management fees, and acquisition fees. Property management fees are earned for managing the operations of real estate assets and are based on a fixed percentage of the revenues generated from the respective real estate assets. Base asset management fees are earned from limited partners of funds Kennedy-Wilson sponsors and are generally based on a fixed percentage of committed capital or net asset value. These fees are recognized as revenue ratably over the period that the respective services are performed. Acquisition fees are earned for identifying and closing investments on behalf of investors and are based on a fixed percentage of the acquisition price. Acquisition fees are recognized upon the successful completion of an acquisition after all required services have been performed.

Performance fees or carried interest are allocated to the general partner or special limited partner of Kennedy-Wilson's real estate funds based on the cumulative fund performance to date that are subject to preferred return to the limited partners. At the end of each reporting period, Kennedy-Wilson calculates the performance fee that would be due to the general partner and special limited partner interests for a fund, pursuant to the fund agreement, as if the fair value of the underlying investments were realized as of such date, irrespective of whether such amounts have been realized. As the fair value of underlying investments varies between reporting periods, it is necessary to make adjustments to amounts recorded as Performance Fee to reflect either (a) positive performance resulting in an increase in the performance fee allocated to the general partner or (b) negative performance that would cause the amount due to the Kennedy-Wilson to be less than the amount previously recognized as revenue, resulting in a negative adjustment to performance fees allocated to the general partner. Substantially all of the carried interest is recognized in equity in joint venture income and in certain instances the performance fees are recognized in management and leasing fees in our consolidated statement of operations and comprehensive income (loss).

Commissions primarily consist of auction and real estate sales commissions and leasing commissions. In the case of auction and real estate sales commissions, the revenue is generally recognized when escrow closes. In accordance with the guidelines established for Reporting Revenue Gross as a Principal versus Net as an Agent in the ASC Subtopic 605-45, Kennedy-Wilson records commission revenues and expenses on a gross basis. Of the criteria listed in the Subtopic 605-45, Kennedy-Wilson is the primary obligor in the transaction, does not have inventory risk, performs all or part of the service, has credit risk, and has wide latitude in establishing the price of services rendered and discretion in selection of agents and determination of service specifications. Leasing fees that are payable upon tenant occupancy, payment of rent or other events beyond Kennedy-Wilson's control are recognized upon the occurrence of such events.

Sales of real estate are recognized at the close of escrow when title to the real property passes to the buyer and there is no continuing involvement in the real property. Kennedy-Wilson follows the requirements for profit recognition as set forth by the Sale of Real Estate ASC Subtopic 360-20.

INVESTMENTS IN JOINT VENTURES—Kennedy-Wilson has a number of joint venture interests, generally ranging from 5% to approximately 50%, that were formed to acquire, manage, and/or sell real estate. Investments in joint ventures which Kennedy-Wilson does not control are accounted for under the equity method of accounting as Kennedy-Wilson can exercise significant influence, but does not have the ability to control the joint venture. An investment in a joint venture is recorded at its initial investment and is increased or decreased by Kennedy-Wilson's share of undistributed income or loss and less distributions. A decline in the value of an investments in a joint venture that is other than temporary is recognized when evidence indicates that such a decline has occurred in accordance with Equity Method Investments ASC Subtopic 323-10.

Profits on the sale of real estate held by joint ventures in which Kennedy-Wilson has continuing involvement are deferred until such time that the continuing involvement has been resolved and all the risks and rewards of ownership have passed to the buyer. Profit on sales to joint ventures in which Kennedy-Wilson retains an equity ownership interest results in partial sales treatment in accordance with Sale of Real Estate ASC Subtopic 360-20, thus deferring a portion of the gain as a result of Kennedy-Wilson's continuing ownership percentage in the joint ventures.

Kennedy-Wilson has two investments in joint ventures, KW Property Fund III, L.P. (KW Fund III) and SG KW Venture I, LLC (the Funds) that are investment companies under the Investment Companies ASC Subtopic 946-10. Thus, the Funds reflect their investments at fair value, with unrealized gains and losses resulting from changes in fair value reflected in earnings. Kennedy-Wilson has retained the specialized accounting for the Funds pursuant to Retention of Specialized Accounting for Investments in Consolidation ASC Subtopic 810-10 in recording its equity in joint venture income from the Funds.

FAIR VALUE MEASUREMENTS—Kennedy-Wilson accounts for fair value measurements of financial assets and financial liabilities and for fair value measurements of nonfinancial items that are recognized or disclosed at fair value in the financial statements on a recurring basis under the provisions of Fair Value Measurements ASC Subtopic 820-10. Subtopic 820-10 defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

GOODWILL—Goodwill results from the difference between the purchase price and the fair value of net assets acquired based upon the purchase method of accounting for business combinations. In accordance with Accounting for Goodwill ASC Subtopic 350-20, goodwill is reviewed for impairment on an annual basis. In testing for impairment, goodwill is assigned to the reporting unit based upon the amount of goodwill generated at the time of acquisition of the businesses by the reporting unit. An earnings multiple appropriate to the respective reporting unit is applied to the cash basis net operating income of the reporting unit. This process enables an approximation of the reporting unit's value, which is then compared to the net book value of the reporting unit. As a result of the evaluation performed as described above, Kennedy-Wilson has determined that there was no impairment of goodwill as of December 31, 2010, 2009 and 2008.

CASH AND CASH EQUIVALENTS—Cash and cash equivalents consist of cash and all highly liquid investments purchased with maturities of three months or less.

LONG-LIVED ASSETS—Kennedy-Wilson reviews its long-lived assets (excluding goodwill) whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable in accordance with Impairment of Long-Lived Assets ASC Subtopic 360-10. Recoverability of assets to be held and used is measured by a comparison of the carrying amount of an asset to estimated undiscounted future cash flows expected to be generated by the asset. If the carrying amount of an asset exceeds its estimated undiscounted future cash flows, an impairment charge is recognized in the amount by which the carrying amount of the asset exceeds the fair value of the asset. Assets to be disposed of are presented separately in the balance sheet and reported at the lower of the carrying amount or fair value less costs to sell, and are no longer depreciated. The assets and liabilities of the assets to be disposed of classified as held for sale would be presented separately in the appropriate asset and liability sections of the balance sheet.

INVESTMENTS IN LOAN POOL PARTICIPATIONS AND NOTES RECEIVABLE—Interest income from investments in loan pool participations and notes receivable acquired with deteriorated credit quality are recognized on a level yield basis under the provisions of Loans and Debt Securities Acquired with Deteriorated Credit Quality ASC Subtopic 310-30, where a level yield model is utilized to determine a yield rate which, based upon projected future cash flows, accretes interest income over the estimated holding period. When the future cash flows of a note cannot be reasonably estimated, cash payments are applied to the cost basis of the note until it is fully recovered before any interest income is recognized.

FAIR VALUE OF FINANCIAL INSTRUMENTS—The estimated fair value of financial instruments is determined using available market information and appropriate valuation methodologies. Considerable judgment, however, is necessary to interpret market data and develop the related estimates of fair value. Accordingly, the estimates presented herein are not necessarily indicative of the amounts that could be realized upon disposition of the financial instruments. The use of different market assumptions or estimation methodologies may have a material impact on the estimated fair value amounts.

NONCONTROLLING INTERESTS—Noncontrolling interests are reported within equity as a separate component of Kennedy-Wilson's equity in accordance with Noncontrolling Interests in Consolidated Financial Statements ASC Subtopic 810-10. Revenues, expenses, gains, losses, net income or loss, and other comprehensive income are reported in the consolidated statement of operations and comprehensive income (loss) at the consolidated amounts and separately stated are amounts attributable to noncontrolling interests.

CAPITALIZED INTEREST—Kennedy-Wilson capitalizes interest in accordance with Capitalization of Interest Cost ASC Subtopic 835-20 for assets that are undergoing development or entitlement activities in preparation for their planned principal operations. For qualifying equity investments, interest is capitalized in accordance with Capitalization of Interest Cost in Financial Statements That Include Investments Accounted for Under the Equity Method ASC Subtopic 835-20. An appropriate interest rate is applied to Kennedy-Wilson's cash investment in the qualifying asset. The interest is credited against interest expense and added to the basis in the investment. Interest is capitalized when the development or entitlement activity commences and ceases when the investment has begun its planned principal operations.

GUARANTEES—Kennedy-Wilson has certain guarantees associated with loans secured by assets held in various joint venture investments. The maximum potential amount of future payments (undiscounted) Kennedy-Wilson could be required to make under the guarantees was $28 million and $35 million at December 31, 2010 and 2009, respectively. The guarantees expire through 2011 and Kennedy-Wilson's performance under the guarantees would be required to the extent there is a shortfall in liquidation between the principal amount of the loan and the net sales proceeds of the asset. Based upon Kennedy-Wilson's evaluation of guarantees under Estimated Fair Value of Guarantees ASC Subtopic 460-10, the estimated fair value of guarantees made as of December 31, 2010 and 2009 is immaterial.

CONCENTRATION OF CREDIT RISK—Financial instruments that subject Kennedy-Wilson to credit risk consist primarily of accounts and notes receivable and cash equivalents. Credit risk is generally diversified due to the large number of entities composing Kennedy-Wilson's customer base and their geographic dispersion throughout the U.S. Kennedy-Wilson performs ongoing credit evaluations of its customers and debtors. Cash and cash equivalents are invested in institutions insured by government agencies. Certain accounts contain balances in excess of the insured limits.

EARNINGS PER SHARE—Basic earnings per share is computed based upon the weighted average number of shares of common stock outstanding during the periods presented. Diluted earnings per share is computed based upon the weighted average number of shares of common stock and potentially dilutive securities outstanding during the periods presented. The dilutive impact of potentially dilutive securities including unvested shares, convertible securities and warrants which were outstanding during the period calculated by the "treasury stock" method.

REPURCHASE OF EQUITY INSTRUMENTS—Upon the decision to retire repurchased equity instruments, Kennedy-Wilson records the retirement as a reduction to additional paid in capital.

SHARE-BASED PAYMENT ARRANGEMENTS—Kennedy-Wilson accounts for its share-based payment arrangements under the provisions of Share-Based Payments ASC Subtopic 718-10. Compensation cost for employee services received in exchange for an award of equity instruments is based on the grant-date fair value of the share-based award that is ultimately settled in equity of Kennedy-Wilson. The cost of employee services is recognized over the period during which an employee provides service in exchange for the share-based payment award. Share-based payment arrangements that vest ratably over the requisite service period are recognized on the straight-line basis and performance awards that vest ratably are recognized on a tranche by tranche basis over the performance period. Unrecognized compensation costs for share-based payment arrangements that have been modified are recognized over the original service or performance period.

FAIR VALUE OPTION—Kennedy-Wilson accounts for financial assets and financial liabilities at fair value on an instrument-by-instrument basis, with changes in fair value reported in earnings in accordance with the provisions of Fair Value Measurements and Disclosures ASC Subtopic 820-10.

INCOME TAXES—Income taxes are accounted for under the asset and liability method. Deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases and operating loss and tax credit carryforwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date. In accordance with Accounting for Uncertainty in Income Taxes ASC Subtopic 740-10, Kennedy-Wilson recognizes the effect of income tax positions only if those positions are more likely than not of being sustained. Recognized income tax positions are measured at the largest amount that is greater than 50% likely of being realized. Changes in recognition or measurement are reflected in the period in which the change in judgment occurs.

Kennedy-Wilson records interest related to unrecognized tax benefits in interest expense and penalties in selling, general, and administrative expenses.

RECENT ACCOUNTING PRONOUNCEMENTS—In December 2010, the FASB issued Accounting Standards Codification (ASC) Update No. 2010-29, Business Combinations (Topic 805): Disclosure of Supplementary Pro Forma Information for Business Combinations. The amendments in this Update are effective prospectively for business combinations for which the acquisition date is on or after the beginning of the first annual reporting period beginning on or after December 15, 2010. Kennedy-Wilson expects that the adoption of ASU 2010-29 will not have a material impact on its consolidated financial statements.

In April 2010, the FASB issued ASC Update No. 2010-18, Receivables (Topic 310): Effect of a Loan Modification When the Loan Is Part of a Pool That Is Accounted for as a Single Asset—a consensus of the FASB Emerging Issues Task Force, to clarify that loan modifications within loan pools accounted for as a single asset do not result in the removal of those loans from the pool even if the modification of those loans would otherwise be considered a troubled debt restructuring. Update No. 2010-18 is effective for interim and annual reporting periods ending after July 15, 2010, with early adoption permitted. This update is consistent with Kennedy-Wilson's current policy and, as such, Update No. 2010-18 has no material impact on the accompanying condensed consolidated financial statements.

In January 2010, the FASB issued Accounting Standards Codification (ASC) Update No. 2010-06, Fair Value Measurements and Disclosures: Improving Disclosures about Fair Value Measurements, to improve disclosure requirements related to Fair Value Measurements and Disclosures – Subtopic 820. Update No. 2010-06 is effective for interim and annual reporting periods ending after December 15, 2009, except for the disclosures about purchases, sales, issuance, and settlements in the roll forward activity in Level 3 fair value measurements which are effective for fiscal years beginning after December 15, 2010. Update No. 2010-06 was adopted on January 1, 2010, and there is no material impact to the accompanying consolidated financial statements. Additionally, Kennedy-Wilson has adopted the disclosures requirements about purchases, sales, issuances, and settlements in the roll forward activity in Level 3 fair value measurements.

RECLASSIFICATIONS—Certain balances included in prior years' financial statements have been reclassified to conform with current year presentation.

Organization	12 Months Ended
Dec. 31, 2010
Organization [Abstract]
Organization

NOTE 1—ORGANIZATION

Kennedy-Wilson Holdings, Inc., a Delaware corporation, and its subsidiaries ("Kennedy-Wilson" or "KWH"), provide various commercial and residential real estate services including property management, asset management, brokerage and marketing in the U.S. and Japan primarily to institutional investors, financial institutions, pension funds, and developers. Kennedy-Wilson, principally through joint venture investments, also acquires, renovates and resells commercial and residential real estate, and invests in discounted loan portfolios.

On November 13, 2009, the stockholders of Prospect Acquisition Company ("Prospect") approved a merger with Kennedy-Wilson, Inc. ("KWI"), whereby KWI became a wholly-owned subsidiary of Prospect, which was renamed Kennedy-Wilson Holdings, Inc. (the "Merger"). The directors and officers of KWI immediately before the Merger became the directors and officers of Kennedy-Wilson, except that one of the KWI directors immediately before the Merger resigned and was replaced by a director from Prospect (see note 3).

Kennedy-Wilson has evaluated all subsequent events through the date that the financial statements are available for issuance.

Summary Of Significant Accounting Policies And Adoption Of New Accounting Pronouncements	9 Months Ended
Sep. 30, 2011
Summary Of Significant Accounting Policies And Adoption Of New Accounting Pronouncements [Abstract]
Summary Of Significant Accounting Policies And Adoption Of New Accounting Pronouncements

NOTE 2—SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES AND ADOPTION OF NEW ACCOUNTING PRONOUNCEMENTS

REVENUE RECOGNITION—Performance fees or carried interest are allocated to the general partner, special limited partner or asset manager of Kennedy-Wilson's real estate funds and loan pool participations based on cumulative performance of the fund and loan pools and are subject to preferred return thresholds of the limited partners and participants. At the end of each reporting period, Kennedy-Wilson calculates the performance fee that would be due to the general partner, special limited partner or asset manager's interests for a fund or loan pool, pursuant to the fund agreement or participation agreements, as if the fair value of the underlying investments were realized as of such date, irrespective of whether such amounts have been realized. As the fair value of underlying investments varies between reporting periods, it is necessary to make adjustments to amounts recorded as performance fees to reflect either (a) positive performance resulting in an increase in the performance fee allocated to the general partner or asset manager or (b) negative performance that would cause the amount due to Kennedy-Wilson to be less than the amount previously recognized as revenue, resulting in a negative adjustment to performance fees allocated to the general partner or asset manager. Substantially all of the carried interest is recognized in equity in joint venture income and substantially all of the performance fees are recognized in management and leasing fees in our consolidated statement of operations and comprehensive (loss) income. Total performances fees recognized through September 30, 2011 that may be reversed in future periods if there is negative fund performance were $2.6 million. $1.1 million of the performance fees were recognized during the nine months ended September 30, 2011. None of the performance fees were recognized during the nine months ended September 30, 2010.

INVESTMENTS IN LOAN POOL PARTICIPATIONS AND NOTES RECEIVABLE—Interest income from investments in loan pool participations and notes receivable are recognized on a level yield basis under the provisions of Loans and Debt Securities Acquired with Deteriorated Credit Quality ASC Subtopic 310-30, where a level yield model is utilized to determine a yield rate which, based upon projected future cash flows, accretes interest income over the estimated holding period. In the event that the present value of those future cash flows is less than net book value, a loss would be immediately recorded. When the future cash flows of a note cannot be reasonably estimated, cash payments are applied to the cost basis of the note until it is fully recovered before any interest income is recognized.

ACCOUNTS RECEIVABLE—Accounts receivable are recorded at the contractual amount as determined by the underlying agreements and do not bear interest. An allowance for doubtful accounts is provided when the Company determines there are probable credit losses in the Company's existing accounts receivable and is determined based on historical experience. The Company reviews its accounts receivable for probable credit losses on a quarterly basis. As of September 30, 2011, the Company had no allowance for doubtful accounts and during the three and nine months ended September 30, 2011 and September 30, 2010 had recorded no provision for doubtful accounts.

INVESTMENTS IN MARKETABLE SECURITIES—Investments in marketable equity securities are categorized as available-for-sale in accordance with the provision of Investments—Debt and Equity Securities ASC Subtopic 320-10. Available for-sale securities are carried at fair value with period unrealized gains and losses included in other comprehensive income. Realized gains and losses and declines in value judged to be other-than-temporary are included in net income. Interest and dividends on securities classified as available-for-sale are included in interest and other income.

RECENT ACCOUNTING PRONOUNCEMENTS—In June 2011, the FASB issued Accounting Standards Codification (ASC) Update No. 2011-05, Comprehensive Income (Topic 220): Presentation of Comprehensive Income. Update No. 2011-05 is effective for fiscal years, and interim periods within those years, beginning after December 15, 2011. Update 2011-05 requires an entity to present each component of net income along with total net income, each component of other comprehensive income along with a total for other comprehensive income, and a total amount for comprehensive income. The adoption of this update is not expected to have a material impact to our financial statements.

In May 2011, the FASB issued Accounting Standards Codification (ASC) Update No. 2011-04, Fair Value Measurement—Amendments to Achieve Common Fair Value Measurements and Disclosure Requirements in US GAAP and IRFS. Update No. 2011-04 is effective for fiscal years, and interim periods within those years, beginning after December 15, 2011. Update 2011-04 is intended to result in common fair value measurement and disclosure requirements in U.S. GAAP and IFRS. Consequently, the amendments change the wording used to describe many of the requirements in U.S. GAAP for measuring fair value and for disclosing information about fair value measurements. The adoption of this update is not expected to have a material impact to our financial statements.

In September 2011, the FASB issued Accounting Standards Codification (ASC) Update No. 2011-08, Intangibles-Goodwill and Other (Topic 350): Testing Goodwill for Impairment intended to simplify goodwill impairment testing. Entities will be permitted to perform a qualitative assessment on goodwill impairment to determine whether it is more likely than not (defined as having a likelihood of more than 50 percent) that the fair value of a reporting unit is less than its carrying amount as a basis for determining whether it is necessary to perform the two-step goodwill impairment test. This guidance is effective for goodwill impairment tests performed in interim and annual periods for fiscal years beginning after December 15, 2011. The adoption of this update is not expected to have a material impact on our financial statements.

Business Combination	9 Months Ended	12 Months Ended
	Sep. 30, 2011	Dec. 31, 2010
Business Combination[Abstract]
Business Combination

NOTE 3—BUSINESS COMBINATION

On June 28, 2011, Kennedy-Wilson acquired a 100% interest in an approximate 200,000 square foot office portfolio in Oakland, California (the "Portfolio") from a related party fund (the "Seller") in which Kennedy-Wilson has a 5% ownership interest. The assets and liabilities of the Portfolio since the date of acquisition have been consolidated at fair value in accordance with Business Combinations ASC Subtopic 805-10. The results of the operations of the Portfolio from the acquisition date to September 30, 2011 were immaterial. The amounts of $15.0 million in building, $2.5 million in acquired intangibles, $6.2 million in land, $0.6 million in cash and cash equivalents, $0.1 million in accounts receivables and other assets, $16.0 million in mortgage loans payable, and $1.1 million in other liabilities were recorded as a result of the combination. Direct costs of the business combination have been charged to operations in the period that such costs were incurred. Additionally, Kennedy-Wilson will pay the Seller 15% of all profits realized by Kennedy-Wilson in excess of a 10% internal rate of return. Accordingly, Kennedy-Wilson has recorded a liability of $0.7 million, at fair value, for the 15% contingent interest. This interest will be re-evaluated on an on-going basis.

As a result of remeasuring its basis at fair value (utilizing an income approach), Kennedy-Wilson recorded a remeasurement gain in the amount of $6.3 million in the accompanying consolidated statement of operations and comprehensive (loss) income. The gain recognized represented the fair value in excess of the price paid.

The Portfolio revenue and earnings included in the accompanying consolidated statement of operations and comprehensive (loss) income for the three months ended September 30, 2011, and the revenue and earnings on a pro forma basis, assuming the acquisition of the Portfolio occurred on January 1, 2011 and January 1, 2010, were as follows:

Unaudited, dollars in thousands, except for per share data	Revenue	Net Income Attributable to Kennedy-Wilson common shareholders	Basic loss per share
Actual Portfolio from June 28, 2011—September 30, 2011	$709	$(66)	$—
Supplemental pro forma from January 1, 2011—September 30, 2011	31,342	(10,899)	(0.27)
Supplemental pro forma from January 1, 2010—September 30, 2010	33,639	(2,270)	(0.06)

This unaudited pro forma information is not intended to represent or be indicative of what would have occurred if the transaction had taken place on the dates presented and is not indicative of what Kennedy-Wilson's actual results of operations would have been had the acquisition been completed at the beginning of the periods indicated above.

NOTE 3—BUSINESS COMBINATIONS

Prospect Acquisition Corp.

On November 13, 2009, KWI merged with Prospect, a blank check company formed for the purpose of acquiring control of, through a merger, capital stock exchange, asset acquisition, reverse capitalization, stock purchase, reorganization or other similar business combination, one or more operating businesses or assets in the financial services industry (the "Merger"). The resulting merged entity is KWH which continues the business operations of KWI, including all of their personnel and management. Consequently, the Merger achieved Prospect's business combination purpose while providing $89 million in cash for KWH to take immediate actions to acquire real estate and loans secured by real estate in the distressed real estate markets in the United States and abroad.

The Merger was accounted for as a reverse acquisition in accordance with Business Combinations ASC 805-40, because the stockholders of KWI immediately prior to the consummation of the Merger obtained effective control of Prospect, immediately following completion of the Merger, through (1) their stockholder interest comprising the largest single control block of shares in the post-merger company, (2) a majority of the members of the board of directors of the post-merger company being comprised of KWI directors (initially, six directors of KWI and one director of Prospect), and (3) all of the senior executive officers of the post-merger company being comprised of KWI executive officers. Accordingly, the assets, liabilities and results of operations of KWI have become the historical financial statements of Prospect at the closing of the Merger, and Prospect's assets (primarily cash and cash equivalents), liabilities and results of operations have been consolidated with KWI beginning on the date of the Merger, again becoming the combined entity of Kennedy-Wilson. The components of equity are the retained earnings and other equity balances of KWI immediately before the Merger with the capital share account of KWI adjusted to reflect the par value of the outstanding shares of Prospect. Assets, liabilities, and results of operations of Prospect have been consolidated at fair value in accordance with Business Combinations ASC Subtopic 805-10. All direct costs of the Merger have been charged to operations in the period that such costs were incurred.

Effective with the Merger, common stockholders of KWI received as consideration 20.4 million shares of Prospect's common stock and preferred stockholders of KWI received as consideration 5.6 million shares of Prospect's common stock, for an aggregate consideration of 26.0 million shares of Prospect common stock. In addition, 2.5 million shares of Prospect common stock were reserved for issuance to employees, non-employees and management of Kennedy-Wilson pursuant to an equity compensation plan adopted by Prospect's board of directors and approved by Prospect's stockholders on November 13, 2009. Upon completion of the Merger, Prospect shareholders were granted 12.8 million shares of KWH, with a fair value of $89 million, resulting in 31% ownership in the combined company Kennedy-Wilson. The net assets received from Prospect were $89 million of cash, no material liabilities were assumed, and no other identifiable intangible assets were acquired. Because the value of the consideration given to Prospect equals the fair value of the net identifiable assets, no goodwill was recorded from the Merger.

Merger related costs (in millions and included in the accompanying consolidated statements of operations and comprehensive income (loss) for the year ended December 31, 2009:

Compensation and related	$12.5
General and administrative	3.6

Total	$16.1

The amount of Prospect revenue and earnings included in the accompanying consolidated statements of operations and comprehensive income (loss) for the year ended December 31, 2009 and the revenue and earnings of the combined entity had the acquisition date been January 1, 2009 and January 1, 2008, are as follows:

(Unaudited, numbers in thousands, except for per share amounts)	Revenue	Net Income Attributable to Kennedy-Wilson common shareholders	Earnings Per Share
Actual Prospect from November 13, 2009—December 31, 2009	$20	$16	$—
Supplemental pro forma from January 1, 2009—December 31, 2009	86,295	3,323	0.09
Supplemental pro forma from January 1, 2008—December 31, 2008	36,034	1948	0.05

This unaudited pro forma financial information is not intended to represent or be indicative of what would have occurred if the transaction had taken place on the dates presented and is not indicative of what Kennedy-Wilson's actual results of operations would have been had the acquisition been completed at the beginning of the periods indicated above.

Fairways 340, LLC

In June 2010, Kennedy-Wilson acquired its partners interest to obtain 100% of the interest in Fairways 340, LLC ("Fairways") that was previously accounted for under the equity method. The assets, liabilities, and results of the operations of Fairways at the date of acquisition were consolidated at fair value and direct costs of the business combination have been charged to operations in the period that such costs were incurred in accordance with Business Combinations ASC Subtopic 805-10. Kennedy-Wilson had a 49.83% ownership interest and equity with a fair value of $8.9 million before the combination and the combination was considered to be achieved in stages. As a result of remeasuring its basis at fair value (utilizing an income approach) upon the combination, Kennedy-Wilson recorded a remeasurement gain in the amount of $2.1 million in the accompanying consolidated statement of operations and comprehensive income (loss).

Subsequently, in October 2010, Kennedy-Wilson sold a controlling interest in Fairways to KW Fund III (of which KWH owns an 11.62% interest in) retaining a direct 50% ownership interest. The sale, which was considered in substance a sale of real estate, resulted in a gain of $0.7 million, after deferral of $0.1 million for the retained ownership interest, which is included in the accompanying consolidated statements of operations and comprehensive income (loss). During the period in which Fairways was consolidated, Kennedy-Wilson recorded $1.2 million in rental revenue, $0.6 million in rental and other expenses, $0.4 million in depreciation expense, and $0.3 million in interest expense in the accompanying consolidated statement of operations and comprehensive income (loss). At December 31, 2010, Fairways is presented as an equity method investment in joint venture.

Notes Receivable	9 Months Ended	12 Months Ended
	Sep. 30, 2011	Dec. 31, 2010
Notes Receivable [Abstract]
Notes Receivable

NOTE 4—NOTES RECEIVABLE

In September 2011, Kennedy-Wilson issued and advanced, through a promissory note, $10.0 million to One Baxter Way, L.P., an equity method investment and related party. The note bears interest at a rate of 12%, is interest only, and is due on November 20, 2011. The interest recognized on the note is included in interest income—related party in the accompanying consolidated statement of operations and comprehensive (loss) income.

In May 2011, Kennedy-Wilson collected the $2.0 million outstanding balance on its note receivable due from the Bay Area Smart Growth Fund II, LLC.

During the nine months ended September 30, 2011, Kennedy-Wilson issued and advanced additional monies on an unsecured note receivable to KW Property Fund II, LP, an equity method investment and related party. The note had an outstanding balance of $8.4 million as of September 30, 2011. The note bears interest at a rate of 20%, is interest only, and is due on October 31, 2011. The interest recognized on the note is included in interest income—related party in the accompanying consolidated statement of operations and comprehensive (loss) income.

During the nine months ended September 30, 2011, Kennedy-Wilson increased its unsecured note receivable with 5th and Madison, LLC, an equity method investment and related party, by $1.0 million to $3.9 million. The note bears interest at a rate of 15%, is interest only, and is due on December 31, 2011. The interest recognized on the note is included in interest income—related party in the accompanying consolidated statement of operations and comprehensive (loss) income.

In September 2011, Kennedy-Wilson issued and advanced, through a promissory note, $5.6 million (with a maximum amount of $6.7 million) to an unrelated party, secured by a 16-unit condominium property in Los Angeles, California. The note bears interest at a rate of 12%, with principal repayments due upon the sale of each condominium unit, and is due on September 30, 2012. The interest recognized on the note is included in interest income in the accompanying consolidated statement of operations and comprehensive (loss) income.

In April 2010, Kennedy-Wilson purchased a pool of loans or notes receivable with deteriorated credit quality from a bank for $25.3 million. As of September 30, 2011, the assets and debt related to the pool of loans are $9.5 million and $5.2 million, respectively. The amount contractually due under the terms of the notes as of September 30, 2011 is $14.7 million. Contractual payments of principal and interest of $0.2 million are due monthly as of September 30, 2011. Kennedy-Wilson expects to accrete $3.5 million in interest on notes receivable over the total estimated collection period. During the three and nine month periods ended September 30, 2011 and 2010, Kennedy-Wilson accreted $0.2 million and $1.1 million, and $1.0 million and $1.6 million, respectively, as interest on notes receivable in the accompanying consolidated statements of operations and comprehensive (loss) income. From acquisition through September 30, 2011, Kennedy-Wilson has accreted $3.5 million of interest on notes receivable in the accompanying consolidated balance sheet.

Additionally, during the nine months ended September 30, 2011, Kennedy-Wilson foreclosed on three assets in Las Vegas, Nevada and one asset in Palm Springs, California in the pool of loans discussed above that had been collateral for loans within the loan pool. As a result of these foreclosures, the real estate was removed from the pool and recorded on Kennedy-Wilson's consolidated balance sheet at a fair value of $9.5 million. Kennedy-Wilson determined the fair value based on the income approach. The fair value was consistent with the carrying amount within the loan pool and, as such, no gain or loss was recorded.

NOTE 4—NOTES RECEIVABLE

Notes receivable consists of the following:

	December 31,
	2010	2009
Note receivable, fixed interest rate of 10%, interest only, due December 2011, secured by personal property	$485,000	$500,000
Note pool acquired with deteriorated credit quality consisting of loans secured by collateral located in Southern California, and Las Vegas, Nevada with various interest rates and maturities. (see additional discussion below)	18,402,000	—
Note receivable, fixed interest rate of 8%, interest only, due May 2012, secured by personal guarantees of borrowers	1,000,000	—
Note receivable, fixed interest rate of 12%, interest only, due September 2012	377,000	—
Other	—	41,000

Total notes receivable	20,264,000	541,000
Note receivable from a joint venture investment, fixed interest rate of 10%, principal and accrued interest, secured by deed of trust, repaid in 2010	—	805,000
Note receivable from a joint venture investment, fixed interest rate of 10% payments due from positive NOI, otherwise principal and accrued interest secured by deed of trust, repaid in 2010	—	1,352,000
Note receivable from a joint venture investment, fixed interest rate of 15%, principal and accrued interest due December 2011, secured by deed of trust	2,898,000	4,487,000
Note receivable from a joint venture investment, fixed interest rate of 10%, principal and accrued interest due December 2011	939,000	—

Total notes receivable from related parties	3,837,000	6,644,000

	$24,101,000	$7,185,000

In 2010, Kennedy-Wilson entered into an arrangement to purchase a pool of loans or notes receivable with deteriorated credit quality from a bank for $25.3 million. Kennedy-Wilson expects to accrete $4.3 million in interest income on the notes receivable over the estimated collection period. The amount contractually due under the terms of the notes as of December 31, 2010 is $33.3 million. Contractual payments of principal and interest of $0.1 million are due monthly. During the year ended December 31, 2010, Kennedy-Wilson has accreted $2.4 million as interest income on the notes receivable in the accompanying consolidated statements of operations and comprehensive income (loss). As of December 31, 2010, the assets and debt related to the notes receivable are $18.4 million and $15.0 million (see Note 13), respectively.

Real Estate	9 Months Ended	12 Months Ended
	Sep. 30, 2011	Dec. 31, 2010
Real Estate [Abstract]
Real Estate

NOTE 5—REAL ESTATE

See note 3 for discussion of the acquisition of the approximate 200,000 square foot office portfolio in Oakland, California.

See note 4 for discussion of the additions to real estate related to the foreclosure of the real estate assets in our consolidated loan pool.

NOTE 5—REAL ESTATE

Kennedy-Wilson's investment in real estate includes the following:

	December 31,
	2010	2009
Office building in Japan	$9,279,000	$8,375,000
House in Kona, Hawaii	8,724,000	8,724,000
204-unit residential apartment complex in Lompoc, California	25,780,000	25,707,000
2,700 acres of ranch land in Oahu, Hawaii	36,726,000	—
Residential land in Kona, Hawaii	4,101,000	—
Other	2,097,000	845,000

	86,707,000	43,651,000
Less: Accumulated depreciation	(4,006,000)	(3,070,000)

Total	$82,701,000	$40,581,000

During 2010, Kennedy-Wilson acquired a controlling interest and assumed the debt of a 2,700 acre ranch in Hawaii. The purchase price of the controlling interest combined with previously capitalized investments made by Kennedy-Wilson and the $16.0 million payoff of debt at a discount resulted in the new basis consolidated in the amount of $36.7 million as of December 31, 2010. The ranch is currently being developed for its intended use. As such, $0.8 million of avoidable interest has been capitalized to the project.

During 2010, Kennedy-Wilson purchased a note from a bank for $5.3 million secured by a house in Kona, Hawaii. The borrower subsequently transferred the deed to Kennedy-Wilson in lieu of a foreclosure. In addition, the borrower paid Kennedy-Wilson $0.2 million and issued an unsecured promissory note in the amount of $1.0 million.

During 2008, Kennedy-Wilson sold its interest in an entity that owned an office building located in Glendora, California for $1,488,000. The sale resulted in a gain of $564,000, which is included in rental and other income in the accompanying consolidated statements of income and comprehensive income (loss). Kennedy-Wilson continues to provide management services to the property and therefore it is not included in discontinued operations.

Investments In Joint Ventures	9 Months Ended	12 Months Ended
	Sep. 30, 2011	Dec. 31, 2010
Investments In Joint Ventures [Abstract]
Investments In Joint Ventures

NOTE 6—INVESTMENTS IN JOINT VENTURES

Kennedy-Wilson has a number of joint venture interests, generally ranging from 5% to approximately 50%, which were formed to acquire, manage and/or sell real estate. Kennedy-Wilson has significant influence over these entities, but not control, and accordingly, these investments are accounted for under the equity method.

During the nine months ended September 30, 2011, Kennedy-Wilson invested in nine new joint ventures totaling $50.7 million and invested $2.7 million to buy out ownership interests from joint venture partners.

During the same period, Kennedy-Wilson made $35.3 million in contributions to existing joint venture investments. Of this amount, $14.2 million, including $0.5 million of noncontrolling interests, was contributed by Kennedy-Wilson to its joint venture in Japan for the purposes of refinancing a large portion of the Japanese multifamily portfolio, $4.5 million was contributed by Kennedy-Wilson to refinance two multifamily projects in Kent, Washington, $3.6 million was contributed to pay down a loan on an existing residential investment in Walnut Creek, California, and $7.0 million was contributed to increase its interest in a project in Northern California.

Additionally, during the nine months ended September 30, 2011, Kennedy-Wilson received $21.1 million in distributions from its joint ventures.

As of September 30, 2011, Kennedy-Wilson has unfulfilled capital commitments totaling $15.6 million to its joint ventures. As we identify investment opportunities in the future, we may be called upon to contribute additional capital to joint ventures in satisfaction of our capital commitment obligations.

Kennedy-Wilson has certain guarantees associated with loans secured by assets held in various joint venture partnerships. The maximum potential amount of future payments (undiscounted) Kennedy-Wilson could be required to make under the guarantees was approximately $21.4 million and $28.4 million as of September 30, 2011 and December 31, 2010, respectively. The guarantees expire through 2015 and Kennedy-Wilson's performance under the guarantees would be required to the extent there is a shortfall upon liquidation between the principal amount of the loan and the net sales proceeds of the property. Based upon Kennedy-Wilson's evaluation of guarantees under Estimated Fair Value of Guarantees ASC Subtopic 460-10, the estimated fair value of guarantees made as of September 30, 2011 and December 31, 2010 is immaterial.

NOTE 7—INVESTMENTS IN JOINT VENTURES

Kennedy-Wilson has a number of joint venture interests, generally ranging from 5% to approximately 50%, that were formed to acquire, manage, and/or sell real estate. Kennedy-Wilson has significant influence over these entities, but not voting or other control and, accordingly, these investments are accounted for under the equity method.

Summarized financial data of the joint ventures is as follows:

	December 31, 2010
	KW Residential, LLC	Greater than 20% (1)	10% - 20% (2)	Other	Total
Balance sheets for equity method investments:
Assets
Cash and restricted cash	$26,792,000	$25,248,000	$396,000	$25,647,000	$78,083,000
Real estate	609,430,000	215,473,000	119,252,000	1,787,396,000	2,731,551,000
Other	10,571,000	7,056,000	28,583,000	183,125,000	229,335,000

Total assets	$646,793,000	$247,777,000	$148,231,000	$1,996,168,000	$3,038,969,000

Liabilities
Debt	$338,228,000	$81,544,000	$66,198,000	$1,351,208,000	$1,837,178,000
Other	18,457,000	4,219,000	3,273,000	44,454,000	70,403,000
Total liabilities	356,685,000	85,763,000	69,471,000	1,395,662,000	1,907,581,000

Partners' capital
Kennedy Wilson	108,265,000	35,807,000	36,182,000	76,713,000	256,967,000
Other partners	181,843,000	126,207,000	42,578,000	523,793,000	874,421,000

Total partners' capital	290,108,000	162,014,000	78,760,000	600,506,000	1,131,388,000

Total liabilities and partners' capital	$646,793,000	$247,777,000	$148,231,000	$1,996,168,000	$3,038,969,000

	December 31, 2009
	KW Residential, LLC	Other	Total
Balance sheets for equity method investments:
Assets
Cash and restricted cash	$32,343,000	$18,721,000	$51,064,000
Real estate	548,927,000	1,759,495,000	2,308,422,000
Other	12,965,000	169,622,000	182,587,000

Total assets	$594,235,000	$1,947,838,000	$2,542,073,000

Liabilities
Debt	$307,877,000	$1,045,862,000	$1,353,739,000
Other	11,618,000	51,234,000	62,852,000

Total liabilities	319,495,000	1,097,096,000	1,416,591,000

Partners' capital
Kennedy Wilson	91,276,000	87,766,000	179,042,000
Other partners	183,464,000	762,976,000	946,440,000

Total partners' capital	274,740,000	850,742,000	1,125,482,000

Total liabilities and partners' capital	$594,235,000	$1,947,838,000	$2,542,073,000

Total investments are comprised of the following:

	Year ended December 31, 2010
	KW Residential, LLC	Greater than 20% (1)	10% - 20% (2)	Other	Total
Equity method	$108,265,000	$35,807,000	$36,182,000	$76,713,000	$256,967,000
Unrealized gain on fair value option	—	—	7,384,000	—	7,384,000

	108,265,000	35,807,000	43,566,000	76,713,000	264,351,000
Cost method	—	—	—	2,535,000	2,535,000
Total Investments	$108,265,000	$35,807,000	$43,566,000	$79,248,000	$266,886,000

	Year ended December 31, 2009
	KW Residential, LLC	Other	Total
Equity method	$91,276,000	$87,766,000	$179,042,000
Unrealized gain on fair value option		4,907,000	4,907,000

	91,276,000	92,673,000	183,949,000
Cost method	—	1,303,000	1,303,000

Total Investments	$91,276,000	$93,976,000	$185,252,000

	Year ended December 31, 2010
	KW Residential, LLC	Greater than 20% (1)	10% - 20% (2)	Other	Total
Statements of income:
Revenues	$34,784,000	$24,059,000	$11,214,000	$130,884,000	$200,941,000

Depreciation	11,857,000	4,461,000	2,369,000	38,143,000	56,830,000
Interest	12,235,000	6,177,000	3,041,000	45,765,000	67,218,000
Other expenses	15,920,000	18,695,000	5,968,000	71,702,000	112,285,000

Total expenses	40,012,000	29,333,000	11,378,000	155,610,000	236,333,000
Gains on extinguishment of debt	—	9,092,000	—	4,734,000	13,826,000

Net (loss) Income	$(5,228,000)	$3,818,000	$(164,000)	$(19,992,000)	$(21,566,000)

Net income allocation:
Kennedy Wilson	$(1,670,000)	$7,238,000	$2,856,000	$(353,000)	$8,071,000
Other partners	(3,558,000)	(3,420,000)	(3,020,000)	(19,639,000)	(29,637,000)

Net (loss) income	$(5,228,000)	$(3,818,000)	$(164,000)	$(19,992,000)	$(21,566,000)

	Year ended December 31, 2009			Year ended December 31, 2008
	KW Residential, LLC	Other	Total	KW Residential, LLC	Other	Total
Statements of income:
Revenues	$32,750,000	$140,119,000	$172,869,000	$28,323,000	$173,146,000	$201,469,000

Depreciation	12,021,000	36,221,000	48,242,000	5,413,000	40,155,000	45,568,000
Interest	14,828,000	51,764,000	66,592,000	12,936,000	51,689,000	64,625,000
Other expenses	17,361,000	66,228,000	83,589,000	14,044,000	61,969,000	76,013,000

Total expenses	44,210,000	154,213,000	198,423,000	32,393,000	153,813,000	186,206,000
Gains on extinguishment of debt	28,320,000	—	28,320,000	—	—	—

Net (loss) Income	$16,860,000	$(14,094,000)	$2,766,000	$(4,070,000)	$19,333,000	$15,263,000

Net income allocation:
Kennedy Wilson	5,949,000	3,107,000	9,056,000	(694,000)	4,812,000	4,118,000
Other partners	10,911,000	(17,201,000)	(6,290,000)	(3,376,000)	14,521,000	11,145,000

Net (loss) income	$16,860,000	$(14,094,000)	$2,766,000	$(4,070,000)	$19,333,000	$15,263,000

(1)	Investments in these joint ventures exceeds 20% of the total assets of Kennedy-Wilson as of December 31, 2010 or equity in income from the joint venture for the year ended December 31, 2010 exceeds 20% of Kennedy-Wilson's income from continuing operations before income taxes for the year ended December 31, 2010.
(2)	Investments in these joint ventures exceeds 10% of the total assets of Kennedy-Wilson at December 31, 2010 or equity in income from the joint venture for the year ended December 31, 2010 exceeds 10% of Kennedy-Wilson's income from continuing operations before income taxes for the year ended December 31, 2010.

Equity in joint venture income for the years ended December 31:

	2010	2009	2008
Net income allocation	$8,071,000	$9,056,000	$4,118,000
Unrealized gain on fair value option	2,477,000	(1,037,000)	5,979,000

	$10,548,000	$8,019,000	$10,097,000

In 2010, Kennedy-Wilson formed a new joint venture platform which provides for a capital commitment from a joint venture partner in the amount of $250 million with Kennedy-Wilson's capital commitment totaling $28 million. The commitment from the partner has a three-year investment period and each proposed investment within the platform is at the discretion of the joint venture partner. As of December 31, 2010, the partner has contributed $132.3 million of capital into three joint ventures. Through December 31, 2010, Kennedy-Wilson has contributed capital in the amount of $14.7 million, including $1.7 million of noncontrolling interests, into the three joint ventures. Of this amount, $12.7 million, including $1.3 million of noncontrolling interests, was used to buyout ownership interests from an existing joint venture partner in KW Residential, LLC ("KWR"). The remaining amount of $2.0 million, including $0.4 million of noncontrolling interests, was used to invest in new investments.

Additionally, during 2010, Kennedy-Wilson invested $14.2 million, including $4.4 million of noncontrolling interests, in six new joint ventures and recapitalized five joint ventures with $11.5 million, including $0.3 million of noncontrolling interests, to buyout ownership interests from existing joint venture partners.

Also, during 2010, Kennedy-Wilson made $31.0 million in additional contributions to existing joint venture investments. Of this amount $17.4 million was used by several joint ventures to pay down and/or refinance existing debt, which resulted in $5.3 million of gains from the early extinguishment of debt that is included in equity in joint venture income in the accompanying consolidated statements of operations and comprehensive income (loss).

In 2010, Kennedy-Wilson received $16.1 million in distributions from its joint ventures, of which $5.9 million was from operations and $10.2 million was return of capital.

In 2010, Kennedy-Wilson recognized $10.1 million in gains from foreign currency translation adjustments from its investment in KWR. The foreign currency gain is included in other comprehensive income, net of deferred income taxes of $4.1 million in the accompanying consolidated statements of income and comprehensive income (loss).

Kennedy-Wilson has determined that it has no investments in variable interest entities as of December 31, 2010 and had investments in two variable interest entities as of December 31, 2009 and has concluded that Kennedy-Wilson is not the primary beneficiary. As of December 31, 2009, the variable interest entities had assets totaling $132 million with Kennedy-Wilson's exposure to loss as a result of its interests in these variable interest entities totaling $7.0 million related to its equity contributions. In addition, as of December 31, 2009, Kennedy-Wilson had $14.2 million in the form of loan guarantees that represented 20% of the mortgage loans of the underlying variable interest entities.

Investments in which Kennedy-Wilson does not have significant influence are accounted for under the cost method of accounting. As of December 31, 2010 and 2009, Kennedy-Wilson had five investments accounted for under the cost method with a carrying value totaling $2.5 million and $1.3 million, respectively.

Distributions in excess of Kennedy-Wilson's basis in investments in joint ventures totaling $56,000 were deferred for the year ended December 31, 2008 due to continuing involvement in the real estate sold by the joint venture. Total deferred revenues and gains on sale of investments in joint ventures included in accrued expenses and other liabilities were $3,943,000 and $3,664,000 at December 31, 2010 and 2009, respectively.

Real Estate Available For Sale	12 Months Ended
Dec. 31, 2010
Real Estate Available For Sale [Abstract]
Real Estate Available For Sale

NOTE 6—REAL ESTATE AVAILABLE FOR SALE

In 2009, Kennedy-Wilson acquired a 149-unit condominium project located in Los Angeles, California. The project was purchased for the purposes of resale and was classified as held for sale at the date of acquisition. During 2009, Kennedy-Wilson sold 138 units with a historical cost basis of $34.4 million for a gain of $16.5 million. During 2010, Kennedy-Wilson sold the 11 remaining units with a historical cost basis of $2.5 million for a gain of $1.2 million.

Investment In Loan Pool Participation	9 Months Ended	12 Months Ended
	Sep. 30, 2011	Dec. 31, 2010
Investment In Loan Pool Participation [Abstract]
Investment In Loan Pool Participation

NOTE 7—INVESTMENT IN LOAN POOL PARTICIPATION

In August 2011, Kennedy-Wilson, in partnership with a bank, acquired a loan portfolio with deteriorated credit quality totaling $43.7 million in unpaid principal balance. The loan portfolio is comprised of nine nonperforming loans secured by eight retail properties located in Southern California. The amount contractually due under the terms of the notes as of September 30, 2011 is $43.7 million.

In 2010, Kennedy-Wilson, in partnership with a bank, acquired two loan portfolios with deteriorated credit quality. The loan portfolios, which were acquired from a regional bank, are comprised of loans secured by residential, hotel, retail, office, land, multifamily and other assets predominantly located in Southern California. The amount contractually due under the terms of the notes as of September 30, 2011 is $228.7 million.

Contractual payments of principal and interest of $0.8 million are due monthly from the loan pool participations. As of September 30, 2011, Kennedy-Wilson expects to accrete $18.2 million, including $2.1 million of noncontrolling interest, in interest income from loan pool participations over the total estimated collection period. During the three and nine months ended September 30, 2011, Kennedy-Wilson recognized $0.8 million, including an immaterial amount in noncontrolling interests, and $4.7 million, including $0.5 million in noncontrolling interest, respectively, of interest income from loan pool participations in the accompanying consolidated statement of operations and comprehensive (loss) income. During the three and nine months ended September 30, 2010, Kennedy-Wilson recognized $3.2 million, including $0.5 million in noncontrolling interests, and $6.3 million, including $1.0 million in noncontrolling interest, respectively, of interest income from loan pool participations in the accompanying consolidated statement of operations and comprehensive (loss) income. From acquisition through September 30, 2011, Kennedy-Wilson has accreted $14.0 million, including $1.9 million of noncontrolling interests, of interest on notes receivable included in the accompanying consolidated balance sheet.

NOTE 8—INVESTMENTS IN LOAN POOL PARTICIPATIONS

In 2010, Kennedy-Wilson, in partnership with a bank, acquired two loan portfolios totaling approximately $424.5 million in unpaid principal balance. The loan portfolios, which were acquired from a regional bank, are comprised of loans secured by residential, hotel, retail, office, land, multifamily and other assets predominantly located in Southern California. Kennedy-Wilson expects to accrete $21.9 million, including $4.1 million of noncontrolling interest, in interest income from loan pool participations over the estimated collection period. The amount contractually due under the terms of the notes as of December 31, 2010 is $306.7 million. Contractual payments of principal and interest of $1.1 million are due monthly. During 2010, Kennedy-Wilson recognized $9.3 million, including $1.4 million in noncontrolling interests, of interest income from loan pool participations and notes receivable in the accompanying consolidated statement of operations and comprehensive income (loss). Kennedy- Wilson's investment balance was $25.2 million at December 31, 2010.

Marketable Securities	9 Months Ended
Sep. 30, 2011
Marketable Securities [Abstract]
Marketable Securities

NOTE 8—MARKETABLE SECURITIES

On August 2, 2011, a subsidiary of Kennedy-Wilson completed the purchase of 53.7 million units of ordinary stock, including 4.7 million noncontrolling interest units, of the Bank of Ireland for a purchase price of $7.7 million, including noncontrolling interest of approximately $0.7 million, with a commitment, subject to receipt of regulatory and other approvals, to purchase up to an additional 180.2 million units of ordinary stock of the Bank of Ireland at a fixed price of €0.10. Kennedy-Wilson classifies its marketable securities which consist of common equity as available-for-sale and records them at fair value with any unrealized gains or losses reported as a component of other comprehensive income. The fair value was determined based on quoted prices in active markets.

At September 30, 2011, Kennedy Wilson's marketable securities had a cost basis of $7.7 million and a fair value of $5.6 million. The difference included unrealized losses of $2.1 million which has been accounted for within other comprehensive income in the accompanying consolidated statement of equity.

Kennedy-Wilson accounts for its commitment to purchase the additional 180.2 million units of the Bank of Ireland ordinary stock as available for sale securities consistent with ASC Subtopic 320-10, Investments—Debt and Equity Securities. As of September 30, 2011, the Company recorded a liability and an unrealized loss associated with the committed shares of $5.6 million, which are included in accrued expenses and other liabilities in the accompanying consolidated balance sheet and within other comprehensive income in the accompanying consolidated statement of equity.

The Company has evaluated the unrealized losses as of September 30, 2011 and has concluded that the unrealized losses are temporary in nature. The factors considered included current quoted prices in the active market and the severity and duration of the loss.

Fair Value Measurements And The Fair Value Option	9 Months Ended	12 Months Ended
	Sep. 30, 2011	Dec. 31, 2010
Fair Value Measurements And The Fair Value Option [Abstract]
Fair Value Measurements And The Fair Value Option

NOTE 9—FAIR VALUE MEASUREMENTS AND THE FAIR VALUE OPTION

FAIR VALUE MEASUREMENTS—The following table presents fair value measurements (including items that are required to be measured at fair value and items for which the fair value option has been elected) as of September 30, 2011:

	Level 1	Level 2	Level 3	Total
Marketable securities	$5,658,000	$—	$—	$5,658,000
Investment in joint ventures	—	—	45,127,000	45,127,000

	$5,658,000	$—	$45,127,000	$50,785,000

The following table presents fair value measurements (including items that are required to be measured at fair value and items for which the fair value option has been elected) as of December 31, 2010:

	Level 1	Level 2	Level 3	Total
Marketable securities	$33,000	$—	$—	$33,000
Investment in joint ventures	—	—	34,654,000	34,654,000

	$33,000	$—	$34,654,000	$34,687,000

Kennedy-Wilson's investment in the ordinary stock units of the Bank of Ireland are classified as available-for-sale and are stated at fair value based upon observed market prices (Level 1 in the fair value hierarchy). Unrealized holding losses on these securities are included in accumulated other comprehensive income.

The following table presents changes in Level 3 investments for the three and nine months ended September 30, 2011 and 2010, respectively:

	Three months ended September 30,		Nine months ended September 30,
	2011	2010	2011	2010
Beginning balance	$44,388,000	$20,257,000	$34,654,000	$19,590,000
Unrealized and realized gains	—	(39,000)	3,377,000	775,000
Unrealized and realized losses	—	—	(2,275,000)	—
Purchases	858,000	5,028,000	10,140,000	5,079,000
Sales	(119,000)	(1,568,000)	(769,000)	(1,766,000)

Ending balance	$45,127,000	$23,678,000	$45,127,000	$23,678,000

The change in unrealized and realized gains and losses are included in equity in joint venture (loss) income in the accompanying statements of operations and comprehensive (loss) income.

The change in unrealized gains and losses on Level 3 investments during the three and nine months ended September 30, 2011 for investments still held as of September 30, 2011 was a gain of $0.1 million and $0.2 million respectively.

Kennedy-Wilson records its investment in KW Property Fund III, L.P., Kennedy Wilson Real Estate Fund IV, L.P., and SG KW Venture I, LLC (the "Funds") based upon the net assets that would be allocated to its interests in the Funds assuming the Funds were to liquidate their investments at fair value as of the reporting date. The Funds report their investments at fair value based on valuations of the underlying real estate and real estate related assets and their related indebtedness secured by real estate. The valuations of real estate, real estate related assets, and indebtedness are based on management estimates of the assets and liabilities using a combination of the income and market approach. There was no material change in the fair value of these investments for the three months ended September 30, 2011. During the nine months ended September 30, 2011, Kennedy-Wilson recorded a decrease in fair value of $0.9 million in equity in joint venture income in the consolidated statements of operations and comprehensive (loss) income. During the three months ended September 30, 2010, there was no material change in the fair value of these investments. During the nine months ended September 30, 2010, Kennedy-Wilson recorded an increase in fair value of $0.8 million in equity in joint venture income in the consolidated statements of operations and comprehensive (loss) income. Kennedy-Wilson's investment balance in the Funds was $22.0 million and $20.5 million at September 30, 2011 and December 31, 2010, respectively, which are included in investments in joint ventures in the accompanying consolidated balance sheets. As of September 30, 2011 and December 31, 2010, Kennedy-Wilson has unfunded capital commitments to the Funds in the amounts of $11.5 million and $9.2 million, respectively.

FAIR VALUE OPTION—Additionally, Kennedy-Wilson elected the fair value option for two investments in joint venture entities that were acquired during 2008. Kennedy-Wilson elected to record these investments at fair value to more accurately reflect the timing of the value created in the underlying investments and report those results in current operations. In May 2011, Kennedy-Wilson purchased an additional 24% (increasing its interest from 24% to 48%) interest in one of its fair value option investments for $7.0 million from a related party fund. Since this amount was less than the fair value of this interest at the time of purchase, this transaction resulted in Kennedy-Wilson recording an increase in fair value of $3.4 million in equity in joint venture income in the consolidated statements of operations and comprehensive (loss) income for the nine months ended September 30, 2011. There was no material change in the fair value of these investments during the three months ended September 30, 2011. During the nine months ended September 30, 2011, Kennedy-Wilson recorded an increase in fair value of $2.0 million in equity in joint venture income in the consolidated statements of operations and comprehensive (loss) income. There was no material change in fair value of these investments during three and nine months ended September 30, 2010, respectively. Kennedy-Wilson determines the fair value of these investments based upon the income approach, utilizing estimates of future cash flows, discount rates and liquidity risks. As of September 30, 2011 and December 31, 2010, these two investments had fair values of $23.1 million and $14.1 million, respectively.

In estimating fair value of real estate held by the Funds and two fair value option investments, Kennedy-Wilson considers significant inputs such as capitalization and discount rates. The table below describes the range of inputs for real estate assets:

	Estimated rates used for
	Capitalization rates	Discount Rates
Multifamily	5% — 6%	7.5% — 8.25%
Office	6.5%	7.5% — 9.0%
Land and condominium	n/a	8.0% — 15.0%
Retail	7.5%	8.25%
Loan	n/a	9.5%

In valuing real estate related assets and indebtedness, Kennedy-Wilson considers significant inputs such as the term of the debt, value of collateral, market loan-to-value ratios, market interest rates and spreads, and credit quality of investment entities. The credit spreads used by Kennedy-Wilson for these types of investments range from 4.5% to 9.5%.

The accuracy of estimating fair value for investments utilizing unobservable inputs cannot be determined with precision, cannot be substantiated by comparison to quoted prices in active markets, and may not be realized in a current sale or immediate settlement of the asset or liability. Additionally, there are inherent uncertainties in any fair value measurement technique, and changes in the underlying assumptions used, including cap rates, discount rates, liquidity risks, and estimates of future cash flows, could significantly affect the fair value measurement amounts.

FAIR VALUE OF FINANCIAL INSTRUMENTS—The carrying amounts of cash and cash equivalents, accounts receivable, accounts payable, accrued expenses and other liabilities, accrued salaries and benefits, deferred and accrued income taxes approximate fair value due to their short-term maturities. The carrying value of notes receivable (excluding related party notes receivable as they are presumed not to be an arm's length transaction) approximates fair value as notes receivable are negotiated based upon the fair value of loans with similar characteristics. Mortgage loans and senior notes approximate fair value as the terms are comparable to the terms currently being offered to Kennedy-Wilson.

NOTE 9—FAIR VALUE MEASUREMENTS AND THE FAIR VALUE OPTION

FAIR VALUE MEASUREMENTS—Fair Value Measurements and Disclosures ASC Subtopic 820-10 establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to measurements involving significant unobservable inputs (Level 3 measurements). The three levels of the fair value hierarchy are as follows:

Level 1—Valuations based on unadjusted quoted market prices in active markets for identical securities.

Level 2—Valuations based on observable inputs (other than Level 1 prices), such as quoted prices for similar assets and quoted prices in markets that are not active.

Level 3—Valuations based on inputs that are unobservable and significant to the overall fair value measurement, and involve management judgment.

The level in the fair value hierarchy within which a fair value measurement in its entirety falls is based on the lowest level input that is significant to the fair value measurement in its entirety.

The following table presents fair value measurements (including items that are required to be measured at fair value and items for which the fair value option has been elected) as of December 31, 2010

	Level 1	Level 2	Level 3	Total
Available for sale securities	$33,000	$—	$—	$33,000
Investments in joint ventures	—	—	34,654,000	34,654,000

	$33,000	$—	$34,654,000	$34,687,000

The following table presents fair value measurements (including items that are required to be measured at fair value and items for which the fair value option has been elected) as of December 31, 2009

	Level 1	Level 2	Level 3	Total
Available for sale securities	$22,000	$—	$—	$22,000
Investments in joint ventures	—	—	19,590,000	19,590,000

	$22,000	$—	$19,590,000	$19,612,000

The following table presents changes in Level 3 investments for the years ended December 31:

	2010	2009	2008
Beginning balance	$19,590,000	$15,088,000	$22,000
Unrealized and realized gains	6,199,000	2,725,000	7,047,000
Purchases	10,795,000	1,956,000	8,019,000
Sales	(1,930,000)	(179,000)	—

Ending Balance	$34,654,000	$19,590,000	$15,088,000

The change in unrealized gains on level 3 investments during 2010, 2009 and 2008 for investments still held as of December 31, 2010, 2009 and 2008 was $6.2 million, $2.6 million, $7.0 million, respectively.

INVESTMENT IN INVESTMENT COMPANIES—Kennedy-Wilson records its investment in the Funds based upon the net assets that would be allocated to its interests in the Funds assuming the Funds were to liquidate their investments at fair value as of the reporting date. The Funds report their investments in real estate at fair value based on valuations of the underlying real estate holdings and indebtedness securing the real estate. The valuations of real estate were based on management estimates of the real estate assets using an income approach. Increases in fair value for the Funds of $3.7 million, $3.8 million, and $1.1 million were recorded in equity in joint venture income in the consolidated statement of operations and comprehensive income (loss) for the years ended December 31, 2010, 2009 and 2008, respectively. The indebtedness securing the real estate and the investments in debt securities were valued, in part, based on third party valuations and management estimates also using an income approach. Kennedy-Wilson's investment balance in the Funds was $20.6 million and $7.9 million at December 31, 2010 and 2009, respectively, which are included in investments in joint ventures in the accompanying consolidated balance sheet. As of December 31, 2010, Kennedy-Wilson has unfunded capital commitments to the Funds in the amounts of $3.3 million and $6.0 million, respectively.

FAIR VALUE OPTION—Kennedy-Wilson has elected the fair value option for two investments in joint venture entities that were acquired during 2009. Kennedy-Wilson elected to record these investments at fair value to more accurately reflect the timing of the value created in the underlying investments and report those results in current operations. The increase, decrease, and increase in fair value for these investments of $2.5 million, $1.0 million, and $6.0 million were recorded in equity in joint venture income in the consolidated statements of operations and comprehensive income (loss) for the years ended December 31, 2010, 2009, and 2008, respectively. Kennedy-Wilson determines the fair value of these investments based upon the income approach, utilizing estimates of future cash flows, discount rates and liquidity risks.

FAIR VALUE OF FINANCIAL INSTRUMENTS—The carrying amount of cash and cash equivalents, accounts receivable, accounts payable, accrued expenses and other liabilities, accrued salaries and benefits, deferred and accrued income taxes, and income tax receivable approximate fair value due to their short-term maturities. The carrying value of notes receivable (excluding related party notes receivable as they are presumed not to be an arm's length transaction) approximate fair value as they are negotiated based upon the fair value of loans with similar characteristics. Bank lines of credit and debt approximate fair value as the terms are comparable to the terms currently being offered to Kennedy-Wilson.

Senior Notes	9 Months Ended
Sep. 30, 2011
Senior Notes [Abstract]
Senior Notes

NOTE 10—SENIOR NOTES

In April 2011, Kennedy-Wilson, Inc., a wholly-owned subsidiary of Kennedy-Wilson, issued $200 million in aggregate principal amount of its 8.750% senior notes due April 1, 2019 with an effective yield of 8.875% and an additional $50 million in aggregate principal amount of its 8.750% senior notes due April 1, 2019 with an effective yield of 8.486%. Interest on the notes is payable on April 1 and October 1 of each year. If the Notes are redeemed prior to April 1, 2017 a premium must be paid on the redeemed amount. The terms of the notes are governed by an indenture by and among the Issuer, Kennedy-Wilson, as parent guarantor, certain subsidiaries of the Issuer, as subsidiary guarantors and Wilmington Trust FSB, as trustee.

The indenture governing the notes contains various restrictive covenants, including, among others, limitations on our ability and the ability of certain of our subsidiaries to incur or guarantee additional indebtedness, to make restricted payments, pay dividends or make any other distributions from restricted subsidiaries, redeem or repurchase capital stock, sell assets or subsidiary stocks, engage in transactions with affiliates, create or permit liens on assets, enter into sale /leaseback transactions, and enter into consolidations or mergers.

The indenture governing the 8.750% senior Notes limits Kennedy-Wilson's ability to incur additional indebtedness if, on the date of such incurrence and after giving effect to the new indebtedness, Kennedy-Wilson's maximum balance sheet leverage ratio (as defined in the indenture) is greater than 1.50 to 1.00. This ratio is measured at the time of incurrence of additional indebtedness.

Other Assets	12 Months Ended
Dec. 31, 2010
Other Assets [Abstract]
Other Assets

NOTE 10—OTHER ASSETS

Office furniture and equipment and leaseholds improvements are carried at cost. The office furniture and equipment are depreciated over a period of three to ten years and the leasehold improvements are amortized over their estimated useful lives or the lease term, whichever is shorter. Other assets consist of the following:

	December 31,
	2010	2009
Office furniture and equipment	$3,020,000	$1,404,000
Less: Accumulated depreciation	(661,000)	(837,000)

	2,359,000	567,000
Prepaid expenses	3,316,000	4,316,000
Loan fees, net of accumulated amortization of $467,000 and $1,213,000 at December 31, 2010 and 2009, respectively	1,629,000	1,248,000
Deposits and other, net of accumulated amortization of $23,000 and $54,000 at December 31, 2010 and 2009, respectively	1,546,000	874,000

	$8,850,000	$7,005,000

Depreciation and amortization expense related to the above depreciable assets was $279,000, $209,000, and $256,000 for the years ended December 31, 2010, 2009 and 2008, respectively.

Line Of Credit	9 Months Ended	12 Months Ended
	Sep. 30, 2011	Dec. 31, 2010
Line Of Credit [Abstract]
Line Of Credit

NOTE 11—LINE OF CREDIT

During the nine months ended September 30, 2011, Kennedy-Wilson borrowed an additional $19.0 million on its line of credit and repaid $46.8 million on its line of credit bringing the outstanding balance at September 30, 2011 to zero.

The unsecured credit facility requires Kennedy-Wilson to maintain (i) a minimum rent adjusted fixed charge coverage ratio (as defined in the unsecured credit facility) of not less than 1.75 to 1.00, measured on a four quarter rolling average basis and (ii) a maximum balance sheet leverage (as defined in the unsecured credit facility) of not greater than 1.50 to 1.00, measured at the end of each calendar quarter. As of the most recent quarter end, Kennedy-Wilson's adjusted fixed charge coverage ratio was 2.34 to 1.00 and its maximum balance sheet leverage was 0.92 to 1.00.

NOTE 12—BORROWINGS UNDER LINES OF CREDIT

In July 2010, Kennedy-Wilson entered into a new unsecured revolving credit facility with US Bank and East West Bank, which effectively increased its existing revolving credit facility from $30 million to $75 million, extended the maturity date to August 2013, and established an interest rate floor of 4% . The facility is available for acquisitions and working capital. The facility bears interest at rates ranging from LIBOR plus 2.50% to LIBOR plus 3.00%, with a floor of 4%. During 2010, the average outstanding borrowings under the facility was $16.3 million with the high and low outstanding balances being $27.8 million and $0, respectively. During 2009, the average outstanding borrowings under the previous facility was $19.1 million with the high and low outstanding balances being $26.0 million and $10.0, respectively. The borrowings under this facility had interest rates ranging from 3.23% to 4.00% and 3.25% to 4.50% during the years ended December 31, 2010 and 2009, respectively. The principal amount outstanding under this facility was $27.8 million as of December 31, 2010 and $10.0 million as of December 31, 2009.

Kennedy-Wilson's ability to borrow under this facility is subject to compliance with certain financial covenants, including maximum balance sheet leverage and fixed charge coverage ratios. As of December 31, 2010 and 2009, Kennedy-Wilson was in compliance with the covenants.

Notes Payable And Junior Subordinated Debentures	9 Months Ended	12 Months Ended
	Sep. 30, 2011	Dec. 31, 2010
Notes Payable And Junior Subordinated Debentures [Abstract]
Notes Payable And Junior Subordinated Debentures

NOTE 12—NOTES PAYABLE AND JUNIOR SUBORDINATED DEBENTURES

During the nine months ended September 30, 2011, Kennedy-Wilson repaid in full the outstanding balance on it notes payable which were incurred primarily in connection with the acquisition of joint venture investments.

The junior subordinated debentures require Kennedy-Wilson to maintain (i) a fixed charge coverage ratio (as defined in the indenture governing our junior subordinated debentures) of not less than 1.75 to 1.00, measured on a four quarter rolling basis, and (ii) a ratio of total debt to net worth (as defined in the indenture governing the junior subordinated debentures) of not greater than 3.00 to 1.00 at any time. As of the most recent quarter end, Kennedy-Wilson's fixed charge coverage ratio was 3.59 to 1.00 and its ratio of total debt to net worth was 0.97 to 1.00.

NOTE 15—JUNIOR SUBORDINATED DEBENTURES

In 2007, Kennedy-Wilson issued junior subordinated debentures in the amount of $40 million. The debentures were issued to a trust established by Kennedy-Wilson, which contemporaneously issued $40 million of trust preferred securities to Merrill Lynch International. The interest rate on the debentures is fixed for the first ten years at 9.06%, and variable thereafter at LIBOR plus 3.70%. Interest is payable quarterly with the principal due in 2037.

Prior to April 30, 2012, Kennedy-Wilson may redeem the debentures, upon a Special Event, as defined in the debentures, at a redemption price equal to 107.5% of the outstanding principal amount. After April 30, 2012, Kennedy-Wilson may redeem the debentures, in whole or in part, on any interest payment date at par.

Kennedy-Wilson is required to be in compliance with certain financial covenants, including maximum balance sheet leverage and fixed charge coverage ratios. As of December 31, 2010, Kennedy-Wilson was in compliance with the covenants.

Notes Payable	12 Months Ended
Dec. 31, 2010
Notes Payable [Abstract]
Notes Payable

NOTE 11—NOTES PAYABLE

Notes payable were incurred primarily in connection with the acquisition of joint venture investments and include the following:

	December 31,
	2010	2009
Note payable, interest payable monthly, $467,000 monthly principal payments,variable interest rate at the lenders base rate, 4% at December 31, 2010, unsecured, due August 2014	$20,533,000	$26,133,000
Note payable, fixed interest rate of 5%, interest payable monthly, unsecured, due November 2011	4,250,000	—
	$24,783,000	$26,133,000

Kennedy-Wilson is required to comply with debt covenants for its borrowings under the $20.5 million outstanding loan amount. The covenants include a tangible net worth, minimum liquidity, debt service coverage ratio, and a requirement to be profitable. At December 31, 2010, Kennedy-Wilson was in compliance with all covenants.

The aggregate maturities of notes payable subsequent to December 31, 2010 are: $9,850,000 in 2011, $5,600,000 in 2012, $5,600,000 in 2013, and $3,733,000 in 2014.

Junior Subordinated Debentures	12 Months Ended
Dec. 31, 2010
Junior Subordinated Debentures [Abstract]
Junior Subordinated Debentures

NOTE 15—JUNIOR SUBORDINATED DEBENTURES

In 2007, Kennedy-Wilson issued junior subordinated debentures in the amount of $40 million. The debentures were issued to a trust established by Kennedy-Wilson, which contemporaneously issued $40 million of trust preferred securities to Merrill Lynch International. The interest rate on the debentures is fixed for the first ten years at 9.06%, and variable thereafter at LIBOR plus 3.70%. Interest is payable quarterly with the principal due in 2037.

Prior to April 30, 2012, Kennedy-Wilson may redeem the debentures, upon a Special Event, as defined in the debentures, at a redemption price equal to 107.5% of the outstanding principal amount. After April 30, 2012, Kennedy-Wilson may redeem the debentures, in whole or in part, on any interest payment date at par.

Kennedy-Wilson is required to be in compliance with certain financial covenants, including maximum balance sheet leverage and fixed charge coverage ratios. As of December 31, 2010, Kennedy-Wilson was in compliance with the covenants.

Mortgage Loans Payable	9 Months Ended	12 Months Ended
	Sep. 30, 2011	Dec. 31, 2010
Mortgage Loans Payable [Abstract]
Mortgage Loans Payable

NOTE 13—MORTGAGE LOANS PAYABLE

In March 2011, Kennedy-Wilson entered into a mortgage loan payable for $5.0 million secured by its 2,700-acre ranch in Hawaii. The note bears interest at the First Hawaiian Bank Prime Rate plus 2.50%, is interest only, and matures in April 2014. The loan was repaid in full in April 2011.

In April 2011, Kennedy-Wilson paid off a $2.8 million mortgage loan secured by an office building in Japan. The retired debt had a variable interest rate of the long-term prime lending rate plus 3.50%.

In April 2011, Kennedy-Wilson paid down $5.4 million on its mortgage loan related to its pool of loans or notes receivable.

In June 2011, as a result of the acquisition of the 100% interest in the office portfolio in Oakland, California, Kennedy-Wilson assumed a mortgage loan with an unpaid principal balance of $22.6 million at a fair value of $17.0 million. Subsequent to the acquisition, the loan was repaid in full through a $12.0 million refinancing and additional funding from Kennedy-Wilson. As of September 30, 2011, the mortgage loan had a carrying value of $12.0 million, bears interest at a fixed rate of 6.75%, is interest only, matures in June 2016, and is secured by the office portfolio.

NOTE 13—MORTGAGE LOANS PAYABLE

	December 31,
	2010	2009
Mortgage loan payable, variable interest rate of 1-month LIBOR plus 1.25% (1.51% at December 31, 2010), interest payable monthly, due January 2012, secured by multi-family property	17,497,000	20,740,000
Mortgage loan payable, variable interest rate of long-term prime lending rate plus 3.50% (4.80% at December 31, 2010), prime rate adjusts in April and August, interest and principal paid monthly, balance due October 2012, secured by office building	2,784,000	2,778,000
Mortgage loan payable, variable interest rate of 1.00% over prime, interest due quarterly, principal due based on release prices for settled loans, unpaid principal due upon maturity on May 2013	14,968,000	—
Mortgage loan payable, variable interest rate of prime, repaid in 2010	—	450,000

	35,249,000	23,968,000

During 2010, Kennedy-Wilson assumed debt secured by a project in Hawaii (see Note 5) of $32.7 million and simultaneously settled the note for $16.0 million, resulting in a gain on early extinguishment of debt in the amount of $16.7 million (net of closing costs).

The aggregate maturities of mortgage loans payable subsequent to December 31, 2010 are: $311,000 in 2011, $19,970,000 in 2012, and $14,968,000 in 2013.

Convertible Subordinated Debt	12 Months Ended
Dec. 31, 2010
Convertible Subordinated Debt [Abstract]
Convertible Subordinated Debt

NOTE 14—CONVERTIBLE SUBORDINATED DEBT

In July 2010, Kennedy-Wilson extinguished its convertible subordinated debt with a face value of $30.0 million for $32.5 million. The convertible subordinated debt was originally issued with a beneficial conversion feature and the carrying value of the convertible subordinated debt on the day of extinguishment was $27.7 million, net of the unamortized beneficial conversion of $2.3 million. The intrinsic value of the beneficial conversion feature was measured at $0.1 million on the day of extinguishment and was recorded as a reduction to additional paid in capital. The difference between the extinguishment amount and the carrying value of $4.8 million is included in the accompanying consolidated statement of operations and comprehensive income (loss) as a loss on early extinguishment of debt.

Related Party Transactions	9 Months Ended	12 Months Ended
	Sep. 30, 2011	Dec. 31, 2010
Related Party Transactions [Abstract]
Related Party Transactions

NOTE 14—RELATED PARTY TRANSACTIONS

In addition to the related party transactions discussed above in Note 3 and 4 and below in note 15, Kennedy-Wilson engaged in the following related party transactions during the three and nine months ended September 30, 2011:

In May 2011, Kennedy-Wilson purchased an additional 24% (increasing its interest from 24% to 48%) interest in a condominium project in Northern California for $7.0 million from a related party fund.

During the nine months ended September 30, 2011, a noncontrolling entity comprised of Kennedy-Wilson executives co-invested $1.7 million with Kennedy-Wilson for the acquisition of new joint venture investments.

During the nine months ended September 30, 2011, a noncontrolling entity comprised of Kennedy-Wilson executives co-invested $0.7 million with Kennedy-Wilson to invest in the ordinary stock of the Bank of Ireland.

During the three and nine months ended September 30, 2011, the firm of Kulik, Gottesman & Mouton Ltd. was paid $27,000 and $203,000, respectively, for legal services provided by the firm and $7,000 and $24,000, respectively, for director's fees for Kent Mouton, a partner in the firm and a member of Kennedy-Wilson's board of directors. During the three and nine months ended September 30, 2010, Kulik, Gottesman & Mouton Ltd. was paid $58,000 and $178,000, respectively, for legal services provided by the firm and $9,000 and $36,000, respectively, for director's fees for Kent Mouton.

During the three and nine months ended September 30, 2011, the firm of Solomon, Winnett & Rosenfield was paid $52,000 and $144,000, respectively, for income tax services provided by the firm. Jerry Solomon, a partner in the firm and a member of Kennedy-Wilson's board of directors, was paid $7,000 and $24,000, respectively, for director's fees for the same period. During the three and nine months ended September 30, 2010, Solomon, Winnett & Rosenfield was paid $62,000 and $147,000, respectively, for income tax services provided by the firm. Jerry Solomon was paid $9,000 and $33,000, respectively, for director's fees for the same periods.

NOTE 16—RELATED PARTY TRANSACTIONS

In 2010, in connection with the acquisition of third-party partners' ownership interest in various joint venture investments, Kennedy-Wilson acquired the interests of various related party entities consisting of management and directors of Kennedy-Wilson for their net investments totaling $3.0 million.

During 2010, a noncontrolling entity comprised of Kennedy-Wilson executives co-invested $1.3 million with Kennedy-Wilson in the entity that invested in the venture that acquired a partial interest in KWR.

In 2010, Kennedy-Wilson sold a 50% ownership interest in Fairways and its entire 5% interest in another joint venture to KW Fund III in which it also has an ownership interest of 11.62% and is the general partner. The gain recognized on the sale of Fairways in the amount of $0.7 million is included in the accompanying consolidated statements of operations and comprehensive income (loss). The gain recognized on the sale of the 5% joint venture interest in the amount of $0.6 million is included in equity in income of joint ventures in the accompanying consolidated statements of operations and comprehensive income (loss). Gains on the sale of Fairways and the 5% joint venture interest were deferred in the amount of $0.2 million and are included in accrued expenses and other liabilities in the accompanying consolidated balance sheets.

In 2010, the firm of Kulik, Gottesman & Mouton Ltd. was paid $177,000 for legal services provided by the firm and $43,000 for director's fees for Kent Mouton, a partner in the firm and a member of Kennedy-Wilson's Board of Directors, respectively. For 2009, the amounts were $366,000 and $25,000, respectively. For 2008, the amounts were $286,000 and $30,000, respectively. For the year ended December 31, 2009, Mr. Mouton received a payment of $10,000 upon the termination of the 2009 Equity Participation Plan. (See Note 19)

The firm of Solomon, Winnett & Rosenfield was paid $234,000, $219,000, and $194,000 for income tax services provided by the firm during the years ended December 31, 2010, 2009, and 2008, respectively. Jerry Solomon is a partner in the firm and a member of Kennedy-Wilson's Board of Directors. For the years ended December 31, 2010, 2009, and 2008, Mr. Solomon was paid director's fees in the amounts of $40,000, $22,000, and $29,000, respectively. For the year ended December 31, 2009, Mr. Solomon received a payment of $10,000 upon the termination of the 2009 Equity Participation Plan. (See Note 19)

In 2009, Kennedy-Wilson sold its ownership interest in two consolidated land projects to KW Fund III in which it also had an ownership interest of 7.64%. The gains recognized on the sale of these two ownership interests totaled $946,000 and are included in the accompanying consolidated statements of operations and comprehensive income (loss). Gains on the sale of the joint venture interests were deferred in the amount of $44,000 and are included in accrued expenses and other liabilities in the accompanying consolidated balance sheets.

In 2008, Kennedy-Wilson sold its ownership interest in three joint venture investments to KW Fund III in which it also had an ownership interest of 7.64%. The gains recognized on the sale of these three ownership interests totaled $1,409,000 and are included in equity in income of joint ventures in the accompanying consolidated statements of operations and comprehensive income (loss). Gains on the sale of the joint venture interests were deferred in the amount of $56,000 and are included in accrued expenses and other liabilities in the accompanying consolidated balance sheets.

In 2009, Kennedy-Wilson entered into a seven-year lease with an affiliate of a shareholder for its corporate offices in Beverly Hills, California commencing in January 2010 . In 2010, Kennedy-Wilson amended the lease to provide for the rental of additional square footage. As of December 31, 2010, the future minimum lease payments under this agreement are as follows:

Year
2011	$1,206,000
2012	1,244,000
2013	1,282,000
2014	1,321,000
2015	1,361,000
Thereafter	1,403,000

Total minimum payments	$7,817,000

Rental expense under this arrangement totaled $986,000 for the year ended December 31, 2010.

Kennedy-Wilson received fees and other income from affiliates and entities in which Kennedy-Wilson holds ownership interests in the following amounts:

	Year ended December 31,
	2010	2009	2008
Property management and leasing fees	$12,417,000	$10,138,000	$8,380,000
Commissions	5,375,000	727,000	4,295,000
Sale of real estate	9,535,000	6,698,000	—

Total related party revenue	$27,327,000	$17,563,000	$12,675,000

In 2010, Kennedy-Wilson received reimbursement from KWR for payroll and services in the amount of $222,000 and $599,000, respectively. For 2009 and 2008, Kennedy-Wilson was paid $273,000 and $270,000, respectively, for payroll and $147,000 and $139,000, respectively, for consulting services.

Earnings Per Share	9 Months Ended	12 Months Ended
	Sep. 30, 2011	Dec. 31, 2010
Earnings Per Share [Abstract]
Earnings Per Share

NOTE 15—EARNINGS PER SHARE

For the three and nine months ended September 30, 2011, a total of 20,826,402 and 21,571,852 potentially dilutive securities have not been included in the diluted weighted average shares as Kennedy-Wilson has a net loss attributable to common shareholders.

The impact of 19,868,582 shares underlying the warrants and convertible preferred stock has been excluded from diluted weighted average shares for the three months ended September 30, 2010 as it is antidilutive. For the nine months ended September 30, 2010, the impact of 24,104,453 shares underlying the warrants, convertible debt and convertible preferred stock has been excluded from diluted weighted average shares as it is antidilutive.

NOTE 22—EARNINGS PER SHARE

The following table sets forth the computation of basic and diluted earnings per share:

	Year ended December 31,
	2010	2009	2008
Net (loss) income attributable to Kennedy-Wilson Holdings, Inc. common shareholders	$(1,052,000)	$(15,336,000)	$613,000
Basic (loss) income per share attributable to Kennedy-Wilson Holdings, Inc. common shareholders	(0.03)	(0.57)	0.03

Weighted average shares outstanding for basic (loss) income per share	38,978,272	26,891,304	22,892,498

Diluted (loss) income per share attributable to Kennedy-Wilson Holdings, Inc. common shareholders:	$(0.3)	$(0.57)	$0.03

Weighted average shares outstanding for diluted (loss) income per share	38,978,272	26,891,304	24,310,299

Weighted average common shares	38,978,272	26,891,304	22,892,498

Options and warrants	—	—	65,583
Non-vested stock	—	—	1,352,218

Total diluted shares	38,978,272	26,891,304	24,310,299

The dilutive shares from warrants, convertible securities, options and non-vested stock have not been included in the diluted weighted average shares as Kennedy-Wilson has a net loss available to common shareholders. There were a total of 0, 147,857 and 0 potentially dilutive securities as of December 31, 2010, 2009 and 2008, respectively.

Capital Stock	9 Months Ended	12 Months Ended
	Sep. 30, 2011	Dec. 31, 2010
Capital Stock [Abstract]
Capital Stock

NOTE 16—CAPITAL STOCK

On June 30, 2011, Kennedy-Wilson issued 4,400,000 shares of the its common stock to an institutional investor for $10.70 per share when the market value was $12.20. In addition, as a result of its contractual rights, the preferred shareholder also acquired 400,000 shares for $10.70 per share, representing a $0.6 million discount. Because the discount was the result of the preferred shareholder's contractual rights, it is reflected as additional preferred dividend in the accompanying consolidated statements of operations and comprehensive (loss) income.

In April 2010, the Board of Directors authorized a warrant repurchase program enabling Kennedy-Wilson to repurchase up to 12.5 million of its outstanding warrants. During the nine months ended September 30, 2011, Kennedy-Wilson repurchased a total of 1.4 million of its outstanding warrants for total consideration of $2.4 million.

NOTE 20—CAPITAL STOCK TRANSACTIONS

During 2010, Kennedy-Wilson repurchased 1,111,690 shares of its common stock at market for total consideration of $11,301,000. These shares are currently held in treasury.

During 2009 and 2008, Kennedy-Wilson acquired approximately 443,000 and 624,000 shares, respectively, of its common stock for total consideration of $3,690,000 and $6,170,000, respectively. These shares were subsequently retired.

During 2010, Kennedy-Wilson repurchased a total of 7,942,555 of its outstanding warrants for total consideration of $11,500,000. 9,807,445 of its warrants remain outstanding as of December 31, 2010. The warrants carry an exercise price of $12.50 with an expiration date of November 14, 2013. Kennedy-Wilson may call for redemption of the warrants in whole and not in part at a price of $0.01 per warrant if the share price of its common stock equals or exceeds $19.50 per share for any 20 trading days within a 30 trading day period ending on the third business day prior to the notice of redemption to warrant holders, or upon not less than 30 days' prior written notice of redemption to each warrant holder.

During 2010, Kennedy-Wilson issued two series of Convertible Cumulative Preferred stock (together "the Preferred Stock"), series A (100,000 shares) and series B (32,550 shares), for total proceeds less issuance costs of $99.8 million and $32.5 million, respectively. The series A Preferred Stock is convertible into common stock at any time at the option of the holder prior to May 19, 2015 at a price of $12.41 per share and is mandatorily convertible into common stock on May 19, 2015. The series B Preferred Stock is convertible into common stock at any time at the option of the holder prior to November 3, 2018 at a price of $10.70 per share and is mandatorily convertible into common stock on November 3, 2018. The series A and series B Preferred Stock have dividend rates of 6.0% and 6.452%, respectively, payable quarterly.

The certificate of designations of the Preferred Stock contain provisions that require Kennedy-Wilson to commence an offer to purchase all shares of the Preferred Stock at a purchase price in cash per share of Preferred Stock equal to $1,150 plus all accumulated and accrued dividends upon the occurrence of a fundamental change, defined as a change of control. The parties have agreed that a change of control is deemed to occur when any person or group other than the purchaser of the Preferred Stock and its affiliates, or any officer or director of Kennedy-Wilson as of the issue date of the Preferred Stock, acquires directly or indirectly voting control or direction over more than 35% of the voting control of Kennedy-Wilson for a period of seven consecutive days following the earlier of the date the company becomes aware of such acquisition and the date such person or group files a Schedule 13D. This change of control provision is within Kennedy-Wilson's control as the Board of Directors, at its discretion, would be able to issue blank check Preferred Stock at any time for any reason which could dilute the person or group to below the 35% of the voting control threshold. As such, Kennedy-Wilson has concluded that the change of control is within the control of Kennedy-Wilson and therefore has classified the Preferred Stock as permanent equity in the accompanying consolidated balance sheets.

In connection with the issuance of the Preferred Stock, Kennedy-Wilson entered into registration rights agreements that allow for the holders of the Preferred Stock, with at least a 51% vote, to demand registration of the Preferred Stock (or converted common stock) on or after November 13, 2010. If Kennedy-Wilson does not satisfy the demand for registration, the holders of the Preferred Stock (or converted common stock) would be entitled to receive a payment in an amount equal to 1.50% per annum of the liquidation preference of $1,000 per share. There are sufficient shares of unregistered common stock authorized and unissued to accommodate the conversion feature.

In 2008, before preferred shares were converted to common shares and the shares were recast to match the presentation of Prospect in connection with the Merger, KWI issued 53,000 shares of Series A Preferred Stock (the "Initial Preferred Stock"). The proceeds from the issuance of the Initial Preferred Stock were $52,354,000, net of expenses related to the offering totaling $646,000. The holders of the Initial Preferred Stock were entitled to receive dividends at a rate of 7% of the liquidation value of $1,000 per share, payable quarterly. The Initial Preferred Stock had a conversion price of $42 per share. In connection with the Merger the Initial Preferred Stock was converted to common stock and the conversion price was modified to $36 per share. The change in conversion price resulted in the issuance of additional shares to pre-merger preferred shareholders in the amount of $7,879,000. In addition, cash dividend payments to pre-Merger preferred shareholders for the years ended December 31, 2009 and 2008 were $3,235,000 and $2,264,000, respectively.

Segment Information	9 Months Ended	12 Months Ended
	Sep. 30, 2011	Dec. 31, 2010
Segment Information [Abstract]
Segment Information

NOTE 17—SEGMENT INFORMATION

Kennedy-Wilson's business activities currently consist of services and various types of real estate and loan portfolio investments. Kennedy-Wilson's segment disclosure with respect to the determination of segment profit or loss and segment assets is based on these services and its various investments.

SERVICES—Kennedy-Wilson provides a full range of commercial and residential real estate services. These services include property management, leasing, brokerage, asset management, auction and various other specialized commercial and residential real estate services.

INVESTMENTS—With joint venture partners and independently, Kennedy-Wilson invests in commercial and residential real estate where Kennedy-Wilson believes value can be added through company expertise or opportunistic investing. Kennedy-Wilson's current real estate portfolio focuses on commercial buildings and multifamily projects. Kennedy-Wilson also invests in loan portfolios collateralized by various classifications of real estate.

Substantially all of the revenue—related party was generated via inter-segment activity for the three and nine months ended September 30, 2011 and 2010. Generally, this revenue consists of fees earned on investments in which Kennedy-Wilson also has an ownership interest. The amounts representing investments with related parties and non-affiliates are included in the investment segment. No single third party client accounted for 10% or more of Kennedy-Wilson's revenue during any period presented in these financial statements.

There have been no changes in the basis of segmentation or in the basis of measurement of segment profit or loss since the December 31, 2010 financial statements.

The following tables summarize Kennedy-Wilson's income activity by segment for the three and nine months ended September 30, 2011 and 2010 and balance sheet data as of September 30, 2011 and December 31, 2010:

	Three Months Ended September 30,		Nine Months Ended September 30,
	2011	2010	2011	2010
Services
Management fees and commissions	$6,191,000	$4,273,000	$14,499,000	$10,866,000
Management fees and commissions—related party	4,919,000	5,863,000	11,738,000	13,908,000

Total revenue	11,110,000	10,136,000	26,237,000	24,774,000
Operating expenses	7,950,000	7,145,000	19,743,000	18,423,000
Depreciation and amortization	33,000	332,000	98,000	373,000

Total operating expenses	7,983,000	7,477,000	19,841,000	18,796,000
Total operating income	3,127,000	2,659,000	6,396,000	5,978,000

Income before provision for income taxes	$3,127,000	$2,659,000	$6,396,000	$5,978,000

Total assets			$44,540,000	$38,780,000

Investments
Sale of real estate	$—	$—	$417,000	$3,937,000
Rental and other revenue	1,666,000	1,637,000	3,359,000	2,934,000

Total revenue	1,666,000	1,637,000	3,776,000	6,871,000
Operating expenses	4,548,000	8,005,000	13,134,000	16,402,000
Depreciation and amortization	830,000	243,000	1,569,000	708,000

Total operating expenses	5,378,000	8,248,000	14,703,000	17,110,000
Equity in joint venture income	(646,000)	5,191,000	7,229,000	5,162,000
Income from loan pool participations and notes receivable	1,048,000	4,209,000	5,835,000	7,950,000

Total operating income (loss)	(3,310,000)	2,789,000	2,137,000	2,873,000
Remeasurement gain	—	—	6,348,000	2,108,000
Gain on early extinguishment of debt	—	—	—	16,670,000
Interest expense	(73,000)	(283,000)	(225,000)	(528,000)

(Loss) income before provision for income taxes	$(3,383,000)	$2,506,000	$8,260,000	$21,123,000

Total assets			$525,712,000	$400,519,000

Corporate
Operating expenses	$2,140,000	$1,881,000	$6,528,000	$9,005,000
Depreciation and amortization	68,000	41,000	161,000	116,000

Total operating expenses	2,208,000	1,922,000	6,689,000	9,121,000

Total operating loss	(2,208,000)	(1,922,000)	(6,689,000)	(9,121,000)
Interest income	74,000	53,000	264,000	168,000
Interest income—related party	561,000	91,000	970,000	477,000
Loss on early extinguishment of corporate debt	—	(4,788,000)	—	(4,788,000)
Interest expense	(6,044,000)	(1,915,000)	(13,649,000)	(5,964,000)

Loss before provision for income taxes	(7,617,000)	(8,481,000)	(19,104,000)	(19,228,000)
Benefit from (provision) for income taxes	2,997,000	(383,000)	2,162,000	(4,335,000)

Net loss	$(4,620,000)	$(8,864,000)	$(16,942,000)	$(23,563,000)

Total assets			$169,757,000	$48,549,000

	Three Months Ended September 30,		Nine Months Ended September 30,
	2011	2010	2011	2010
Consolidated
Management fees and commissions	$6,191,000	$4,273,000	$14,499,000	$10,866,000
Management fees and commissions—related party	4,919,000	5,863,000	11,738,000	13,908,000
Sale of real estate	—	—	417,000	3,937,000
Rental and other revenue	1,666,000	1,637,000	3,359,000	2,934,000

Total revenue	12,776,000	11,773,000	30,013,000	31,645,000
Operating expenses	14,638,000	17,031,000	39,405,000	43,830,000
Depreciation and amortization	931,000	616,000	1,828,000	1,197,000

Total operating expenses	15,569,000	17,647,000	41,233,000	45,027,000
Equity in joint venture income	(646,000)	5,191,000	7,229,000	5,162,000
Income from loan pool participations and notes receivable	1,048,000	4,209,000	5,835,000	7,950,000

Total operating income (loss)	(2,391,000)	3,526,000	1,844,000	(270,000)
Interest income	74,000	53,000	264,000	168,000
Interest income—related party	561,000	91,000	970,000	477,000
Remeasurement gain	—	—	6,348,000	2,108,000
Gain on early extinguishment of debt	—	—	—	16,670,000
Loss on early extinguishment of debt	—	(4,788,000)	—	(4,788,000)
Interest expense	(6,117,000)	(2,198,000)	(13,874,000)	(6,492,000)

(Loss) income before provision for income taxes	(7,873,000)	(3,316,000)	(4,448,000)	7,873,000
Benefit from (provision) for income taxes	2,997,000	(383,000)	2,162,000	(4,335,000)

Net (loss) income	$(4,876,000)	$(3,699,000)	$(2,286,000)	$3,538,000

Total assets			$740,009,000	$487,848,000

NOTE 23—SEGMENT INFORMATION

Kennedy-Wilson's business is defined by two core segments: KW Services and KW Investments. KW Services provides a full array of real estate-related services to investors and lenders, with a strong focus on financial institution-based clients. KW Investments invests Kennedy-Wilson capital in multifamily, residential and office properties as well as loans secured by real estate. Kennedy-Wilson's segment disclosure with respect to the determination of segment profit or loss and segment assets is based on these services and investments.

KW SERVICES—Kennedy-Wilson offers a comprehensive line of real estate services for the full life cycle of real estate ownership and investment to clients that include financial institutions, developers, builders and government agencies. Kennedy Wilson provides auction and conventional sales, property management, asset management, leasing, construction management, acquisitions, dispositions and trust services.

KW INVESTMENTS—Kennedy-Wilson, on its own and through joint ventures, is an investor in real estate, including multifamily, residential and office properties as well as loans secured by real estate.

Substantially all of the management fees and commissions – related party revenues were generated via intersegment activity for the years ended December 31, 2010, 2009 and 2008. The amounts representing investments with related parties and non-affiliates are included in the investments segment. No single external customer provided Kennedy-Wilson with 10% or more of its revenues during any period presented in these financial statements.

The following tables summarize the income and expense activity by segment for the year ended December 31, 2010 and total assets as of December 31, 2010.

	Services	Investments	Corporate		Consolidated
Management fees and commissions	$15,272,000	$—	$		$15,272,000
Management fees and commissions—related party	17,792,000	—		—	17,792,000
Sale of real estate	—	3,937,000		—	3,937,000
Sale of real estate—related party	—	9,535,000		—	9,535,000
Rental and other revenue	—	4,000,000		—	4,000,000

Total revenue	33,064,000	17,472,000		—	50,536,000
Operating expenses	23,584,000	26,243,000		18,492,000	68,319,000
Depreciation and amortization	117,000	1,342,000		159,000	1,618,000

Total operating expenses	23,701,000	27,585,000		18,651,000	69,937,000
Equity in joint venture income	—	10,548,000		—	10,548,000
Income from loan pool participations and notes receivable	—	11,855,000		—	11,855,000

Total operating income (loss)	9,363,000	12,290,000		(18,651,000)	3,002,000
Interest income	—	—		192,000	192,000
Interest income—related party	—	—		662,000	662,000
Remeasurement gain	—	2,108,000		—	2,108,000
Gain on early extinguishment of debt	—	16,670,000		—	16,670,000
Loss on early extinguishment of debt	—			(4,788,000)	(4,788,000)
Interest expense	—	(676,000)		(6,958,000)	(7,634,000)

Income (loss) before provision for income taxes	$9,363,000	$30,392,000		(29,543,000)	10,212,000

Provision for income taxes				$(3,727,000)	(3,727,000)

Net income				$(33,270,000)	$6,485,000

Total assets	$38,780,000	$400,519,000		$48,549,000	$487,848,000

Expenditures for long lived assets		$23,764,000			$23,764,000

All of the revenues included in the table above are attributable to the United States, except for $485,000 in rental revenue that is attributable to Japan. This rental revenue was generated from the office building in Japan that had a carrying value of $8,891,000 as of December 31, 2010. The only other activity outside the United States is conducted through Kennedy-Wilson's equity method investment KWR (See Note 7).

The following tables summarize the income and expense activity by segment for the year ended December 31, 2009 and total assets as of December 31, 2009.

	Services	Investments	Corporate	Consolidated
Management fees and commissions	$13,230,000	$—	$—	$13,230,000
Management fees and commissions—related party	10,865,000	—	—	10,865,000
Sale of real estate	—	52,699,000	—	52,699,000
Sale of real estate—related party	—	6,698,000	—	6,698,000
Rental and other revenue	—	2,717,000	26,000	2,743,000

Total revenue	24,095,000	62,114,000	26,000	86,235,000
Operating expenses	20,499,000	49,458,000	23,793,000	93,750,000
Depreciation and amortization	70,000	919,000	133,000	1,122,000

Total operating expenses	20,569,000	50,377,000	23,926,000	94,872,000
Equity in joint venture income	—	8,019,000	—	8,019,000

Total operating income (loss)	3,526,000	19,756,000	(23,900,000)	(618,000)
Interest income	—	—	102,000	102,000
Interest income—related party	—	—	400,000	400,000
Interest expense	—	(5,106,000)	(8,068,000)	(13,174,000)
Other than temporary impairment on available for sale security	—	(328,000)	—	(328,000)

Income (loss) before provision for income taxes	$3,526,000	$14,322,000	(31,466,000)	(13,618,000)

Benefit from income taxes			3,961,000	3,961,000

Net loss			$(27,505,000)	$(9,657,000)

Total assets	$30,600,000	$236,780,000	$68,877,000	$336,257,000

Expenditures for long lived assets		$35,800,000		$35,800,000

All of the revenues included in the table above are attributable to the United States, except for $483,000 in rental revenue that is attributable to Japan. This rental revenue was generated from the office building in Japan that had a carrying value of $8,145,000 as of December 31, 2009. The only other activity outside the United States is conducted through Kennedy-Wilson's equity method investment KWR (See Note 7).

The following tables summarize the income and expense activity by segment for the year ended December 31, 2008 and total assets as of December 31, 2008.

	Services	Investments	Corporate	Consolidated
Management fees and commissions	$16,577,000	$—	$—	$16,577,000
Management fees and commissions—related party	12,675,000	—	—	12,675,000
Rental and other revenue	—	2,973,000	—	2,973,000

Total revenue	29,252,000	2,973,000	—	32,225,000
Operating expenses	21,251,000	8,182,000	2,218,000	31,651,000
Depreciation and amortization	83,000	683,000	154,000	920,000

Total operating expenses	21,334,000	8,865,000	2,372,000	32,571,000
Equity in joint venture income	—	10,097,000	—	10,097,000

Total operating income (loss)	7,918,000	4,205,000	(2,372,000)	9,751,000
Interest income	—	—	221,000	221,000
Interest income—related party	—	—	341,000	341,000
Interest expense	—	(1,974,000)	(6,622,000)	(8,596,000)
Other than temporary impairment on available for sale security	—	—	(445,000)	(445,000)

Income (loss) before provision for income taxes	$7,918,000	$2,231,000	(8,877,000)	1,272,000

Provision for income taxes			(605,000)	(605,000)

Net loss			$(9,482,000)	$667,000

Total assets	$39,791,000	$175,368,000	$40,724,000	$255,883,000

Expenditures for long lived assets		$41,460,000		$41,460,000

All of the revenues included in the table above are attributable to the United States, except for $198,000 in rental revenue that is attributable to Japan. This rental revenue was generated from the office building in Japan that had a carrying value of $8,428,000 as of December 31, 2008. The only other activity outside the United States is conducted through Kennedy-Wilson's equity method investment KWR (See Note 7).

Income Taxes	9 Months Ended	12 Months Ended
	Sep. 30, 2011	Dec. 31, 2010
Income Taxes [Abstract]
Income Taxes

NOTE 18—INCOME TAXES

In determining quarterly provisions for income taxes, Kennedy-Wilson uses an effective tax rate based on actual year-to-date income and statutory tax rates. The effective tax rate also reflects Kennedy-Wilson's assessment of the ultimate outcome of tax audits.

Kennedy Wilson's effective tax rates for the three month periods ended September 30, 2011 and 2010 were 38.1% and 11.4%, respectively. Kennedy-Wilson's effective tax rates for the nine months ended September 30, 2011 and 2010 were 48.6% and 55.1%, respectively. The fluctuations between periods in the Company's effective tax rate are mainly due to varying levels of income and amounts attributable to non-controlling interests. Permanent items that impact the Company's effective rates as compared to the U.S. federal statutory rate of 34% were not materially different in amounts for all periods. The difference between the U.S. federal statutory rate of 34% and the Company's effective tax rate are state taxes and income attributable to non-controlling interests.

NOTE 17—INCOME TAXES

The (benefit from) provision for income taxes consists of the following:

	Year ended December 31,
	2010	2009	2008
Current
Federal	$(2,450,000)	$(9,461,000)	$(2,416,000)
State	18,000	228,000	(351,000)

	(2,432,000)	(9,233,000)	(2,767,000)

Deferred
Federal	5,583,000	5,987,000	2,905,000
State	576,000	(715,000)	467,000

	6,159,000	5,272,000	3,372,000

Total	$3,727,000	$(3,961,000)	$605,000

A reconciliation of the statutory federal income tax rate of 34% with Kennedy-Wilson's effective income tax rate is as follows:

	Year ended December 31,
	2010	2009	2008
Tax computed at statutory rate	$3,472,000	$(4,630,000)	$414,000
State income taxes, net of federal benefit	393,000	(681,000)	69,000
Non-vested stock expense	—	525,000	375,000
Capitalized transaction costs	—	528,000	—
Adjustment to investment basis	—	954,000	—
Extinguishment of debt	818,000	—	—
Noncontrolling interest and other	(956,000)	(657,000)	(253,000)

Provision for (benefit from) income taxes	$3,727,000	$(3,961,000)	$605,000

The following summarizes the effect of deferred income tax items and the impact of "temporary differences" between amounts of assets and liabilities for financial reporting purposes and such amounts as measured by tax laws. Temporary differences and carryforwards which give rise to deferred tax assets and liabilities are as follows:

	Year ended December 31,
	2010	2009
Deferred tax assets:
Accrued reserves	$196,000	$194,000
Stock option expense	1,714,000	309,000
Net operating loss carryforward and credits	9,145,000	1,236,000
Hedging transactions	1,032,000	—
Marketable securities	289,000	294,000
Accrued bonuses	—	456,000

Total deferred tax assets	12,376,000	2,489,000

Deferred tax liabilities:
Depreciation and amortization	6,644,000	6,366,000
Prepaid expenses and other	814,000	1,096,000
Investment basis and reserve differences	21,701,000	3,040,000
Accrued payroll	—	—
Unrealized gain on fair value option	—	3,639,000
Foreign currency translation	6,773,000	1,472,000
Capitalized interest	2,315,000	2,315,000

Total deferred tax liabilities	38,247,000	17,928,000

Net deferred tax liability	$25,871,000	$15,439,000

Based upon the level of historical taxable income and projections for future taxable income over the periods which Kennedy-Wilson's gross deferred tax assets are deductible, management believes it is more likely than not Kennedy-Wilson will realize the benefits of these deductible differences as of December 31, 2010.

Management has considered the likelihood and significance of possible penalties associated with Kennedy-Wilson's current and intended filing positions and has determined, based on its assessment, that such penalties, if any, would not be expected to be material.

Kennedy-Wilson's federal income tax returns remain open to examination for the tax years 2007 through 2010. Kennedy-Wilson is currently under examination for 2008 and 2009.

Subsequent Events	9 Months Ended
Sep. 30, 2011
Subsequent Events [Abstract]
Subsequent Events

NOTE 19—SUBSEQUENT EVENTS

In August 2011, Kennedy-Wilson, along with its institutional partners, agreed to acquire a portfolio consisting of 27 performing loans with an unpaid principal balance ("UPB") of approximately $2.3 billion ($1.8 billion purchase price) secured by real estate located in the United Kingdom. The parties closed the first of two tranches in the transaction on October 21, 2011 for $1.4 billion in equity. The closing of the second tranche of loans is expected to occur on or around November 29, 2011 for $400 million. The 27 loans are secured by more than 170 properties comprising the following product types: 38% office, 25% multifamily, 25% retail, 9% industrial, 2% hotel and 1% land. 60% of the UPB is located in London, England. The loans have a 26-month weighted average maturity and a 5.5% weighted average current interest yield (based on purchase price). Kennedy-Wilson has a 50% ownership interest (representing an investment by Kennedy-Wilson of $47.8 million) in a joint venture that contributed $351.6 million, which was partially funded with a $256.0 million loan that is non-recourse to Kennedy-Wilson currently bearing interest at a rate of 6% and secured by the joint venture's interest, for a 25.0% ownership interest in the first tranche. Additionally, Kennedy-Wilson contributed $67.6 million for a 4.8% direct ownership interest in the first tranche. The aforementioned joint venture, in which Kennedy-Wilson owns a 50% interest, is expected to take a 25% interest in the closing of the second tranche. Kennedy-Wilson charged a 1% acquisition fee (based on purchase price) on the transaction and expects to earn approximately $6 million in asset management fees over the 3-year estimated holding period. Additionally, Kennedy-Wilson is entitled to promoted interests above certain return thresholds with respect to its investment in the aforementioned joint venture. If these promoted interest are attained, they will allow the Company to earn a larger share of the profits than it would otherwise attain solely through its ownership interest in the joint venture.

On October 6, 2011, a subsidiary of Kennedy-Wilson purchased the remaining commitment of 180.2 million units of ordinary stock, including 15.8 million noncontrolling interest units, of the Bank of Ireland for a purchase price of approximately $24.5 million, including noncontrolling interests of approximately $2.2 million. Kennedy-Wilson earned a $6.4 million transaction fee in connection with their and other parties' purchase of the ordinary stock.

In connection with the transactions above, Kennedy-Wilson borrowed $55 million on its line of credit subsequent to September 30, 2011.

Guarantor And Non-Guarantor Financial Statements	9 Months Ended	12 Months Ended
	Sep. 30, 2011	Dec. 31, 2010
Guarantor And Non-Guarantor Financial Statements [Abstract]
Guarantor And Non-Guarantor Financial Statements

NOTE 20—GUARANTOR AND NON-GUARANTOR FINANCIAL STATEMENTS

The following consolidating financial information and condensed consolidating financial information includes:

(1) Condensed consolidating balance sheets as of September 30, 2011 and December 31, 2010; consolidating statements of operations and comprehensive (loss) income for the three- and nine months ended September 30, 2011 and 2010; and condensed consolidating statements of cash flows for the nine months ended September 30, 2011 and 2010 of (a) Kennedy-Wilson Holdings, Inc., as the parent, (b) Kennedy-Wilson, Inc., as the subsidiary issuer, (c) the guarantor subsidiaries, (d) the non-guarantor subsidiaries and (e) Kennedy-Wilson Holdings, Inc. on a consolidated basis; and

(2) Elimination entries necessary to consolidate Kennedy-Wilson Holdings, Inc., as the parent, with Kennedy-Wilson, Inc. and its guarantor and non-guarantor subsidiaries.

Included in the guarantor subsidiaries column below are data for certain guarantor subsidiaries that were less than 100% owned by Kennedy-Wilson at the time the notes were originally issued. Such guarantor subsidiaries were restructured prior to the date of this prospectus such that Kennedy-Wilson now owns 100% of all of the guarantor subsidiaries. As a result, in accordance with Rule 3-10 (d) of Regulation S-X promulgated by the SEC, no separate financial statements are required for such guarantor subsidiaries.

CONDENSED CONSOLIDATING BALANCE SHEET

AS OF SEPTEMBER 30, 2011

	Parent	Kennedy-Wilson, Inc.	Guarantor Subsidiaries (1)	Non-guarantor Subsidiaries	Elimination	Consolidated Total
Assets
Cash and cash equivalents	$—	$140,646,000	$6,101,000	$667,000	$—	$147,414,000
Accounts receivable	—	488,000	1,164,000	299,000	—	1,951,000
Accounts receivable — related parties	—	3,709,000	6,623,000	264,000	—	10,596,000
Notes receivable	—	3,586,000	12,360,000	1,000,000	—	16,946,000
Notes receivable — related parties	—	22,292,000	—	—	—	22,292,000
Real estate, net	—	—	66,359,000	47,260,000	—	113,619,000
Investments in joint ventures	—	7,116,000	330,249,000	7,673,000	—	345,038,000
Investment in and advances to consolidated subsidiaries	339,864,000	477,567,000	37,320,000	—	(854,751,000)	—
Marketable securities	—	—	5,658,000	—	—	5,658,000
Loan pool participations	—	—	31,590,000	—	—	31,590,000
Other assets	—	13,346,000	3,640,000	3,954,000	—	20,940,000
Goodwill	—	—	17,216,000	6,749,000	—	23,965,000

Total assets	$339,864,000	$668,750,000	$518,280,000	$67,866,000	$(854,751,000)	$740,009,000

Liabilities and equity
Liabilities
Accounts payable	$52,000	$70,000	$212,000	$19,000	$—	$353,000
Accrued expenses and other liabilities	1,799,000	13,427,000	14,139,000	1,531,000	—	30,896,000
Accrued salaries and benefits	—	3,445,000	1,330,000	239,000	—	5,014,000
Accrued and deferred tax liability	—	22,572,000	—	—	—	22,572,000
Senior notes payable	—	249,372,000	—	—	—	249,372,000
Mortgage loans payable	—	—	9,548,000	28,669,000	—	38,217,000
Junior subordinated debentures	—	40,000,000	—	—	—	40,000,000

Total liabilities	1,851,000	328,886,000	25,229,000	30,458,000	—	386,424,000

Equity
Kennedy-Wilson Holdings, Inc. shareholders' equity	338,013,000	339,864,000	477,567,000	37,320,000	(854,751,000)	338,013,000
Noncontrolling interests	—	—	15,484,000	88,000	—	15,572,000

Total equity	338,013,000	339,864,000	493,051,000	37,408,000	(854,751,000)	353,585,000

Total liabilities and equity	$339,864,000	$668,750,000	$518,280,000	$67,866,000	$(854,751,000)	$740,009,000

(1)

Included in the guarantor subsidiaries column below are data for certain guarantor subsidiaries that were less than 100% owned as of September 30, 2011 by Kennedy-Wilson at the time the notes were originally issued. Such guarantor subsidiaries were restructured prior to the date of this prospectus such that Kennedy-Wilson now owns 100% of all of the guarantor subsidiaries. As a result, in accordance with Rule 3-10(d) of Regulation S-X promulgated by the SEC, no separate financial statements are required for such guarantor subsidiaries.

CONDENSED CONSOLIDATING BALANCE SHEET

AS OF DECEMBER 31, 2010

	Parent	Kennedy- Wilson, Inc.	Guarantor Subsidiaries (1)	Non-guarantor Subsidiaries	Elimination	Consolidated Total
Assets
Cash and cash equivalents	$—	$42,793,000	$3,350,000	$825,000	$—	$46,968,000
Accounts receivable	—	348,000	1,551,000	198,000	—	2,097,000
Accounts receivable — related parties	—	1,652,000	5,268,000	142,000	—	7,062,000
Notes receivable	—	862,000	18,402,000	1,000,000	—	20,264,000
Notes receivable — related parties	—	3,837,000	—	—	—	3,837,000
Real estate, net	—	—	56,207,000	26,494,000	—	82,701,000
Investments in joint ventures	—	2,501,000	257,521,000	6,864,000	—	266,886,000
Investment in and advances to consolidated subsidiaries	300,244,000	368,820,000	20,251,000	—	(689,315,000)	—
Loan pool participations	—	—	25,218,000	—	—	25,218,000
Other assets	—	4,945,000	3,417,000	488,000	—	8,850,000
Goodwill	—	—	17,216,000	6,749,000	—	23,965,000

Total assets	$300,244,000	$425,758,000	$408,401,000	$42,760,000	$(689,315,000)	$487,848,000

Liabilities and equity
Liabilities
Accounts payable	$52,000	$673,000	$725,000	$54,000	$—	$1,504,000
Accrued expenses and other liabilities	—	1,830,000	6,914,000	320,000	—	9,064,000
Accrued salaries and benefits	—	8,857,000	1,553,000	311,000	—	10,721,000
Accrued and deferred tax liability	—	25,871,000	—	—	—	25,871,000
Notes payable	—	20,533,000	—	4,250,000	—	24,783,000
Borrowings under line of credit	—	27,750,000	—	—	—	27,750,000
Mortgage loans payable	—	—	17,752,000	17,497,000	—	35,249,000
Junior subordinated debentures	—	40,000,000	—	—	—	40,000,000

Total liabilities	52,000	125,514,000	26,944,000	22,432,000	—	174,942,000

Equity
Kennedy-Wilson Holdings, Inc. shareholders' equity	300,192,000	300,244,000	368,820,000	20,251,000	(689,315,000)	300,192,000
Noncontrolling interests	—	—	12,637,000	77,000	—	12,714,000

Total equity	300,192,000	300,244,000	381,457,000	20,328,000	(689,315,000)	312,906,000

Total liabilities and equity	$300,244,000	$425,758,000	$408,401,000	$42,760,000	$(689,315,000)	$487,848,000

(1)

Included in the guarantor subsidiaries column below are data for certain guarantor subsidiaries that were less than 100% owned as of December 31, 2010 by Kennedy-Wilson at the time the notes were originally issued. Such guarantor subsidiaries were restructured prior to the date of this prospectus such that Kennedy-Wilson now owns 100% of all of the guarantor subsidiaries. As a result, in accordance with Rule 3-10(d) of Regulation S-X promulgated by the SEC, no separate financial statements are required for such guarantor Subsidiaries.

CONSOLIDATING STATEMENT OF OPERATIONS AND COMPREHENSIVE (LOSS) INCOME

FOR THE THREE MONTHS ENDED SEPTEMBER 30, 2011

	Parent	Kennedy- Wilson, Inc.	Guarantor Subsidiaries (1)	Non-guarantor Subsidiaries	Elimination	Consolidated Total
Revenue
Management and leasing fees	$—	$30,000	$4,034,000	$798,000	$—	$4,862,000
Management and leasing fees — related party	—	—	2,607,000	382,000	—	2,989,000
Commissions	—	—	1,262,000	67,000	—	1,329,000
Commissions — related party	—	—	1,930,000	—	—	1,930,000
Rental and other income	—	—	446,000	1,220,000	—	1,666,000

Total revenue	—	30,000	10,279,000	2,467,000	—	12,776,000
Operating expenses
Commission and marketing expenses	—	500,000	1,019,000	122,000	—	1,641,000
Compensation and related expenses	1,296,000	2,389,000	4,041,000	747,000	—	8,473,000
General and administrative	—	1,736,000	1,416,000	177,000	—	3,329,000
Depreciation and amortization	—	68,000	193,000	670,000	—	931,000
Rental operating expenses	—	—	542,000	653,000	—	1,195,000

Total operating expenses	1,296,000	4,693,000	7,211,000	2,369,000	—	15,569,000

Equity in joint venture income (loss)	—	54,000	(651,000)	(49,000)	—	(646,000)
(Loss) income from consolidated subsidiaries	(3,580,000)	3,417,000	(227,000)	—	390,000	—
Interest income from loan pool participations and notes receivable	—	—	1,028,000	20,000	—	1,048,000

Operating (loss) income	(4,876,000)	(1,192,000)	3,218,000	69,000	390,000	(2,391,000)
Non-operating income (expense)
Interest income	—	74,000	—	—	—	74,000
Interest income — related party	—	561,000	—	—	—	561,000
Interest expense	—	(6,020,000)	199,000	(296,000)	—	(6,117,000)

(Loss) income before benefit for income taxes	(4,876,000)	(6,577,000)	3,417,000	(227,000)	390,000	(7,873,000)
Benefit from income taxes	—	2,997,000	—	—	—	2,997,000

Net (loss) income	(4,876,000)	(3,580,000)	3,417,000	(227,000)	390,000	(4,876,000)
Net loss (income) attributable to the noncontrolling interests	—	—	45,000	(3,000)	—	42,000

Net (loss) income attributable to Kennedy-Wilson Holdings, Inc.	(4,876,000)	(3,580,000)	3,462,000	(230,000)	390,000	(4,834,000)
Preferred dividends and accretion of preferred stock issuance costs	(2,036,000)	—	—	—	—	(2,036,000)

Net (loss) income attributable to Kennedy-Wilson Holdings, Inc. common shareholders	(6,912,000)	(3,580,000)	3,462,000	(230,000)	390,000	(6,870,000)
Other comprehensive income, net of tax	(1,783,000)	(1,783,000)	(1,783,000)	—	3,566,000	(1,783,000)

Total comprehensive (loss) income	$(8,695,000)	$(5,363,000)	$1,679,000	$(230,000)	$3,956,000	$(8,653,000)

(1)

Included in the guarantor subsidiaries column below are data for certain guarantor subsidiaries that were less than 100% owned for the three months ended September 30, 2011 by Kennedy-Wilson at the time the notes were originally issued. Such guarantor subsidiaries were restructured prior to the date of this prospectus such that Kennedy-Wilson now owns 100% of all of the guarantor subsidiaries. As a result, in accordance with Rule 3-10(d) of Regulation S-X promulgated by the SEC, no separate financial statements are required for such guarantor Subsidiaries.

CONSOLIDATING STATEMENT OF OPERATIONS AND COMPREHENSIVE (LOSS) INCOME

FOR THE THREE MONTHS ENDED SEPTEMBER 30, 2010

	Parent	Kennedy- Wilson, Inc.	Guarantor Subsidiaries (1)	Non-guarantor Subsidiaries	Elimination	Consolidated Total
Revenue
Management and leasing fees	$—	$26,000	$1,619,000	$655,000	$—	$2,300,000
Management and leasing fees — related party	—	—	3,576,000	253,000	—	3,829,000
Commissions	—	443,000	1,325,000	205,000	—	1,973,000
Commissions — related party	—	—	2,014,000	20,000	—	2,034,000
Rental and other income	—	—	1,129,000	508,000	—	1,637,000

Total revenue	—	469,000	9,663,000	1,641,000	—	11,773,000
Operating expenses
Commission and marketing expenses	—	—	201,000	62,000	—	263,000
Compensation and related expenses	2,055,000	6,409,000	3,257,000	693,000	—	12,414,000
General and administrative	—	2,621,000	635,000	201,000	—	3,457,000
Depreciation and amortization	—	40,000	358,000	218,000	—	616,000
Rental and operating	—	—	729,000	168,000	—	897,000

Total operating expenses	2,055,000	9,070,000	5,180,000	1,342,000	—	17,647,000

Equity in joint venture (loss) income	—	(3,000)	5,162,000	32,000	—	5,191,000
(Loss) income from consolidated subsidiaries	(1,644,000)	13,590,000	149,000	—	(12,095,000)	—
Interest income from loan pool participations and notes receivable	—	5,000	4,185,000	19,000	—	4,209,000

Operating (loss) income	(3,699,000)	4,991,000	13,979,000	350,000	(12,095,000)	3,526,000
Non-operating income (expense)
Interest income	—	53,000	—	—	—	53,000
Interest income — related party	—	91,000	—	—	—	91,000
Loss on extinguishment of debt	—	(4,788,000)	—	—	—	(4,788,000)
Interest expense	—	(1,608,000)	(389,000)	(201,000)	—	(2,198,000)

(Loss) income before provision for income taxes	(3,699,000)	(1,261,000)	13,590,000	149,000	(12,095,000)	(3,316,000)
Provision for income taxes	—	(383,000)	—	—	—	(383,000)

Net (loss) income	(3,699,000)	(1,644,000)	13,590,000	149,000	(12,095,000)	(3,699,000)
Net income attributable to the noncontrolling interests	—	—	(1,212,000)	(3,000)	—	(1,215,000)

Net (loss) income attributable to Kennedy-Wilson Holdings, Inc.	(3,699,000)	(1,644,000)	12,378,000	146,000	(12,095,000)	(4,914,000)
Preferred dividends and accretion of preferred stock issuance costs	(1,804,000)	—	—	—	—	(1,804,000)

Net (loss) income attributable to Kennedy-Wilson Holdings, Inc. common shareholders	(5,503,000)	(1,644,000)	12,378,000	146,000	(12,095,000)	(6,718,000)
Other comprehensive income, net of tax	2,912,000	2,912,000	2,912,000	—	(5,824,000)	2,912,000

Total comprehensive (loss) income	$(2,591,000)	$1,268,000	$15,290,000	$146,000	$(17,919,000)	$(3,806,000)

(1)

Included in the guarantor subsidiaries column below are data for certain guarantor subsidiaries that were less than 100% owned for the three months ended September 30, 2010 by Kennedy-Wilson at the time the notes were originally issued. Such guarantor subsidiaries were restructured prior to the date of this prospectus such that Kennedy-Wilson now owns 100% of all of the guarantor subsidiaries. As a result, in accordance with Rule 3-10(d) of Regulation S-X promulgated by the SEC, no separate financial statements are required for such guarantor subsidiaries.

CONSOLIDATING STATEMENT OF OPERATIONS AND COMPREHENSIVE (LOSS) INCOME

FOR THE NINE MONTHS ENDED SEPTEMBER 30, 2011

	Parent	Kennedy-Wilson, Inc.	Guarantor Subsidiaries (1)	Non-guarantor Subsidiaries	Elimination	Consolidated Total
Revenue
Management and leasing fees	$—	$95,000	$7,252,000	$2,310,000	$—	$9,657,000
Management and leasing fees — related party	—	—	7,236,000	915,000	—	8,151,000
Commissions	—	397,000	4,279,000	166,000	—	4,842,000
Commissions — related party	—	—	3,577,000	10,000	—	3,587,000
Sale of real estate	—	—	417,000	—	—	417,000
Rental and other income	—	—	1,134,000	2,225,000	—	3,359,000

Total revenue	—	492,000	23,895,000	5,626,000	—	30,013,000
Operating expenses
Commission and marketing expenses	—	500,000	2,239,000	276,000	—	3,015,000
Compensation and related expenses	3,761,000	7,874,000	10,717,000	2,210,000	—	24,562,000
Cost of real estate sold	—	—	397,000	—	—	397,000
General and administrative	—	5,156,000	3,367,000	660,000	—	9,183,000
Depreciation and amortization	—	161,000	640,000	1,027,000	—	1,828,000
Rental operating expenses	—	—	1,267,000	981,000	—	2,248,000

Total operating expenses	3,761,000	13,691,000	18,627,000	5,154,000	—	41,233,000
Equity in joint venture income	—	122,000	7,017,000	90,000	—	7,229,000
Income from consolidated subsidiaries	1,475,000	24,345,000	6,465,000	—	(32,285,000)	—
Interest income from loan pool participations and notes receivable	—	12,000	5,763,000	60,000	—	5,835,000

Operating (loss) income	(2,286,000)	11,280,000	24,513,000	622,000	(32,285,000)	1,844,000
Non-operating income (expense)
Interest income	—	264,000	—	—	—	264,000
Interest income — related party	—	970,000	—	—	—	970,000
Remeasurement gain	—	—	—	6,348,000	—	6,348,000
Interest expense	—	(13,201,000)	(168,000)	(505,000)	—	(13,874,000)

(Loss) income before benefit from income taxes	(2,286,000)	(687,000)	24,345,000	6,465,000	(32,285,000)	(4,448,000)
Benefit from income taxes	—	2,162,000	—	—	—	2,162,000

Net (loss) income	(2,286,000)	1,475,000	24,345,000	6,465,000	(32,285,000)	(2,286,000)
Net income attributable to the noncontrolling interests	—	—	(1,284,000)	(11,000)	—	(1,295,000)

Net (loss) income attributable to Kennedy-Wilson Holdings, Inc.	(2,286,000)	1,475,000	23,061,000	6,454,000	(32,285,000)	(3,581,000)
Preferred dividends and accretion of preferred stock issuance costs	(6,708,000)	—	—	—	—	(6,708,000)

Net (loss) income attributable to Kennedy-Wilson Holdings, Inc. common shareholders	(8,994,000)	1,475,000	23,061,000	6,454,000	(32,285,000)	(10,289,000)
Other comprehensive income, net of tax	(1,576,000)	(1,576,000)	(1,576,000)	—	3,152,000	(1,576,000)

Total comprehensive (loss) income	$(10,570,000)	$(101,000)	$21,485,000	$6,454,000	$(29,133,000)	$(11,865,000)

(1)

Included in the guarantor subsidiaries column below are data for certain guarantor subsidiaries that were less than 100% owned for the nine months ended September 30, 2011 by Kennedy-Wilson at the time the notes were originally issued. Such guarantor subsidiaries were restructured prior to the date of this prospectus such that Kennedy-Wilson now owns 100% of all of the guarantor subsidiaries. As a result, in accordance with Rule 3-10(d) of Regulation S-X promulgated by the SEC, no separate financial statements are required for such guarantor subsidiaries.

CONSOLIDATING STATEMENT OF OPERATIONS AND COMPREHENSIVE INCOME

FOR THE NINE MONTHS ENDED SEPTEMBER 30, 2010

	Parent	Kennedy- Wilson, Inc.	Guarantor Subsidiaries (1)	Non-guarantor Subsidiaries	Elimination	Consolidated Total
Revenue
Management and leasing fees	$—	$60,000	$4,271,000	$2,182,000	$—	$6,513,000
Management and leasing fees — related party	—	—	8,764,000	825,000	—	9,589,000
Commissions	—	467,000	3,624,000	262,000	—	4,353,000
Commissions — related party	—	—	4,299,000	20,000	—	4,319,000
Sale of real estate	—	—	3,937,000	—	—	3,937,000
Rental and other income	—	—	1,373,000	1,561,000	—	2,934,000

Total revenue	—	527,000	26,268,000	4,850,000	—	31,645,000
Operating expenses
Commission and marketing expenses	—	—	1,822,000	210,000	—	2,032,000
Compensation and related expenses	8,201,000	9,654,000	9,374,000	2,171,000	—	29,400,000
Cost of real estate sold	—	—	2,714,000	—	—	2,714,000
General and administrative	—	5,017,000	2,586,000	660,000	—	8,263,000
Depreciation and amortization	—	116,000	561,000	520,000	—	1,197,000
Rental operating expenses	—	—	903,000	518,000	—	1,421,000

Total operating expenses	8,201,000	14,787,000	17,960,000	4,079,000	—	45,027,000

Equity in joint venture (loss) income	—	(3,000)	5,326,000	(161,000)	—	5,162,000
Income from consolidated subsidiaries	11,739,000	39,868,000	240,000	—	(51,847,000)	—
Interest income from loan pool participations and notes receivable	—	30,000	7,893,000	27,000	—	7,950,000

Operating income (loss)	3,538,000	25,635,000	21,767,000	637,000	(51,847,000)	(270,000)
Non-operating income (expense)
Interest income	—	168,000	—	—	—	168,000
Interest income — related party	—	477,000	—	—	—	477,000
Remeasurement gain	—	—	2,108,000	—	—	2,108,000
Gain on extinguishment of debt	—	—	16,670,000	—	—	16,670,000
Interest expense	—	(5,418,000)	(677,000)	(397,000)	—	(6,492,000)
Loss on extinguishment of debt	—	(4,788,000)	—	—	—	(4,788,000)

Income before provision for income taxes	3,538,000	16,074,000	39,868,000	240,000	(51,847,000)	7,873,000
Provision for income taxes	—	(4,335,000)	—	—	—	(4,335,000)

Net income	3,538,000	11,739,000	39,868,000	240,000	(51,847,000)	3,538,000
Net income attributable to the noncontrolling interests	—	—	(2,364,000)	(10,000)	—	(2,374,000)

Net income attributable to Kennedy-Wilson Holdings, Inc.	3,538,000	11,739,000	37,504,000	230,000	(51,847,000)	1,164,000
Preferred dividends and accretion of preferred stock issuance costs	(2,524,000)	—	—	—	—	(2,524,000)

Net (loss) income attributable to Kennedy-Wilson Holdings, Inc. common shareholders	1,014,000	11,739,000	37,504,000	230,000	(51,847,000)	(1,360,000)
Other comprehensive income, net of tax	5,098,000	5,098,000	5,098,000	—	(10,196,000)	5,098,000

Total comprehensive income	$6,112,000	$16,837,000	$42,602,000	$230,000	$(62,043,000)	$3,738,000

(1)

Included in the guarantor subsidiaries column below are data for certain guarantor subsidiaries that were less than 100% owned for the nine months ended September 30, 2010 by Kennedy-Wilson at the time the notes were originally issued. Such guarantor subsidiaries were restructured prior to the date of this prospectus such that Kennedy-Wilson now owns 100% of all of the guarantor subsidiaries. As a result, in accordance with Rule 3-10(d) of Regulation S-X promulgated by the SEC, no separate financial statements are required for such guarantor subsidiaries.

CONDENSED CONSOLIDATING STATEMENTS OF CASH FLOWS

FOR THE NINE MONTHS ENDED SEPTEMBER 30, 2011

	Parent	Kennedy- Wilson, Inc.	Guarantor Subsidiaries (1)	Non-guarantor Subsidiaries	Consolidated Total
Cash flows provided by (used in) provided by operating activities:	$—	$(22,096,000)	$8,778,000	$(1,151,000)	$(14,469,000)
Cash flows from investing activities:
Additions of notes receivable	—	(2,724,000)	(2,920,000)	—	(5,644,000)
Settlement of notes receivable	—	—	559,000	—	559,000
Additions to notes receivable — related party	—	(23,322,000)	—	—	(23,322,000)
Settlement of notes receivable — related party	—	4,867,000	—	—	4,867,000
Net proceeds from sale of real estate	—	—	416,000	—	416,000
Purchases of and additions to real estate	—	—	(2,220,000)	290,000	(1,930,000)
Investment in Marketable Securities	—	—	(7,382,000)	—	(7,382,000)
Distributions from joint ventures	—	—	16,827,000	1,680,000	18,507,000
Contributions to joint ventures	—	(4,614,000)	(88,366,000)	(2,512,000)	(95,492,000)
Contributions to loan pool participations	—	—	(2,901,000)	—	(2,901,000)
(Investments in) distributions from consolidated subsidiaries, net	(39,440,000)	(46,257,000)	75,084,000	10,613,000	—

Net cash used in investing activities	(39,440,000)	(72,050,000)	(10,903,000)	10,071,000	(112,322,000)
Cash flow from financing activities:
Issuance of senior notes payable	—	249,344,000	—	—	249,344,000
Repayment of notes payable	—	(20,533,000)	—	(4,250,000)	(24,783,000)
Borrowings under lines of credit	—	19,000,000	—	—	19,000,000
Repayment of lines of credit	—	(46,750,000)	—	—	(46,750,000)
Borrowings under mortgage loans payable	—	—	5,077,000	12,000,000	17,077,000
Repayment of mortgage loans payable	—	—	(13,281,000)	(16,828,000)	(30,109,000)
Debt issue costs	—	(7,486,000)	—	—	(7,486,000)
Issuance of common stock	51,360,000	—	—	—	51,360,000
Repurchase of common stock	(36,000)	—	—	—	(36,000)
Repurchase of warrants	(2,434,000)	—	—	—	(2,434,000)
Dividends paid	(7,874,000)	—	—	—	(7,874,000)
Contributions from noncontrolling interests	—	—	2,259,000	—	2,259,000
Distributions from noncontrolling interests	—	—	(696,000)	—	(696,000)

Net cash provided by (used in) financing activities	41,016,000	193,575,000	(6,641,000)	(9,078,000)	218,872,000
Effect of currency exchange rate changes on cash and cash equivalents	(1,576,000)	(1,576,000)	11,517,000	—	8,365,000

Net change in cash and cash equivalents	—	97,853,000	2,751,000	(158,000)	100,446,000
Cash and cash equivalents, beginning of period	—	42,793,000	3,350,000	825,000	46,968,000

Cash and cash equivalents, end of period	$—	$140,646,000	$6,101,000	$667,000	$147,414,000

(1)

Included in the guarantor subsidiaries column below are data for certain guarantor subsidiaries that were less than 100% owned for the nine months ended September 30, 2011 by Kennedy-Wilson at the time the notes were originally issued. Such guarantor subsidiaries were restructured prior to the date of this prospectus such that Kennedy-Wilson now owns 100% of all of the guarantor subsidiaries. As a result, in accordance with Rule 3-10(d) of Regulation S-X promulgated by the SEC, no separate financial statements are required for such guarantor subsidiaries.

CONDENSED CONSOLIDATING STATEMENTS OF CASH FLOWS

FOR THE NINE MONTHS ENDED SEPTEMBER 30, 2010

	Parent	Kennedy- Wilson, Inc.	Guarantor Subsidiaries (1)	Non-guarantor Subsidiaries	Consolidated Total
Cash flows (used in) provided by operating activities:	$(2,547,000)	$(8,251,000)	$8,830,000	$1,001,000	$(967,000)
Cash flows from investing activities:
Additions to notes receivable	—	—	(26,190,000)	(1,000,000)	(27,190,000)
Settlements of notes receivable	—	15,000	55,000	—	70,000
Additions to notes receivable — related party	—	(3,975,000)	—	—	(3,975,000)
Settlements of notes receivable — related party	—	8,721,000	—	—	8,721,000
Net proceeds from sale of real estate	—	—	3,639,000	—	3,639,000
Purchases of and additions to real estate	—	—	(14,430,000)	(4,148,000)	(18,578,000)
Distribution from joint ventures	—	—	4,424,000	38,000	4,462,000
Contributions to joint ventures	—	(1,070,000)	(60,305,000)	(5,458,000)	(66,833,000)
Contributions to loan pool participations	—	—	(9,612,000)	—	(9,612,000)
(Investments in) distributions from consolidated subsidiaries, net	(113,451,000)	17,770,000	86,837,000	8,844,000	—

Net cash (used in) provided by investing activities	(113,451,000)	21,461,000	(15,582,000)	(1,724,000)	(109,296,000)
Cash flow from financing activities:
Borrowings under notes payable	—	—	—	4,250,000	4,250,000
Repayment of notes payable	—	(4,200,000)	—	—	(4,200,000)
Borrowings under lines of credit	—	37,250,000	—	—	37,250,000
Repayment of lines of credit	—	(25,500,000)	—	—	(25,500,000)
Borrowings under mortgage loans payable	—	—	20,016,000	—	20,016,000
Repayment of mortgage loans payable	—	—	(16,521,000)	(3,242,000)	(19,763,000)
Repayment of convertible subordinated debt	—	(32,550,000)	—	—	(32,550,000)
Debt issue costs	—	—	(645,000)	—	(645,000)
Issuance of preferred stock	132,294,000	—	—	—	132,294,000
Repurchase of common stock	(10,180,000)	—	—	—	(10,180,000)
Repurchase of warrants	(8,584,000)	—	—	—	(8,584,000)
Dividends paid	(2,508,000)	—	—	—	(2,508,000)
Contributions from noncontrolling interests	—	—	6,952,000	—	6,952,000
Distributions from noncontrolling interests	—	—	(2,096,000)	—	(2,096,000)

Net cash provided by (used in) financing activities	111,022,000	(25,000,000)	7,706,000	1,008,000	94,736,000
Effect of currency exchange rate changes on cash and cash equivalents	4,976,000	3,481,000	—	—	8,457,000

Net change in cash and cash equivalents	—	(8,309,000)	954,000	285,000	(7,070,000)
Cash and cash equivalents, beginning of period	—	54,777,000	2,648,000	359,000	57,784,000

Cash and cash equivalents, end of period	$—	$46,468,000	$3,602,000	$644,000	$50,714,000

(1)

Included in the guarantor subsidiaries column below are data for certain guarantor subsidiaries that were less than 100% owned for the nine months ended September 30, 2010 by Kennedy-Wilson at the time the notes were originally issued. Such guarantor subsidiaries were restructured prior to the date of this prospectus such that Kennedy-Wilson now owns 100% of all of the guarantor subsidiaries. As a result, in accordance with Rule 3-10 (d) of Regulation S-X promulgated by the SEC, no separate financial statements are required for such guarantor subsidiaries.

NOTE 25—GUARANTOR AND NON-GUARANTOR FINANCIAL STATEMENTS

The following consolidating financial information and condensed consolidating financial information includes:

(1) Condensed consolidating balance sheets as of December 31, 2010 and 2009, respectively; consolidating statements of operations and comprehensive (loss) income for the years ended December 31, 2010, 2009 and 2008, respectively; and condensed consolidating statements of cash flows for the years ended December 31, 2010, 2009 and 2008, respectively, of (a) Kennedy-Wilson Holdings, Inc., as the parent, (b) Kennedy-Wilson, Inc., as the subsidiary issuer, (c) the guarantor subsidiaries, (d) the non-guarantor subsidiaries and (e) Kennedy-Wilson Holdings, Inc. on a consolidated basis; and

(2) Elimination entries necessary to consolidate Kennedy-Wilson Holdings, Inc., as the parent, with Kennedy-Wilson, Inc. and its guarantor and non-guarantor subsidiaries

Included in the guarantor subsidiaries column below are data for certain guarantor subsidiaries that were less than 100% owned by Kennedy-Wilson at the time the notes were originally issued. Such guarantor subsidiaries were restructured prior to the date of this prospectus such that Kennedy-Wilson now owns 100% of all of the guarantor subsidiaries. As a result, in accordance with Rule 3-10(d) of Regulation S-X promulgated by the SEC, no separate financial statements are required for such guarantor subsidiaries.

CONDENSED CONSOLIDATING BALANCE SHEET

AS OF DECEMBER 31, 2010

	Parent	Kennedy-Wilson, Inc.	Guarantor Subsidiaries (1)	Non-guarantor Subsidiaries	Elimination	Consolidated Total
Assets
Cash and cash equivalents	$—	$42,793,000	$3,350,000	$825,000	$—	$46,968,000
Accounts receivable	—	348,000	1,551,000	198,000	—	2,097,000
Accounts receivable — related parties	—	1,652,000	5,268,000	142,000	—	7,062,000
Notes receivable	—	862,000	18,402,000	1,000,000	—	20,264,000
Notes receivable — related parties	—	3,837,000	—	—	—	3,837,000
Real estate, net	—	—	56,207,000	26,494,000	—	82,701,000
Investments in joint ventures	—	2,501,000	257,521,000	6,864,000	—	266,886,000
Investment in and advances to consolidated subsidiaries	300,244,000	368,820,000	20,251,000	—	(689,315,000)	—
Loan pool participations	—	—	25,218,000	—	—	25,218,000
Other assets	—	4,945,000	3,417,000	488,000	—	8,850,000
Goodwill	—	—	17,216,000	6,749,000	—	23,965,000

Total assets	$300,244,000	$425,758,000	$408,401,000	$42,760,000	$(689,315,000)	$487,848,000

Liabilities and equity
Liabilities
Accounts payable	$52,000	$673,000	$725,000	$54,000	$—	$1,504,000
Accrued expenses and other liabilities	—	1,830,000	6,914,000	320,000	—	9,064,000
Accrued salaries and benefits	—	8,857,000	1,553,000	311,000	—	10,721,000
Accrued and deferred tax liability	—	25,871,000	—	—	—	25,871,000
Notes payable	—	20,533,000	—	4,250,000	—	24,783,000
Borrowings under line of credit	—	27,750,000	—	—	—	27,750,000
Mortgage loans payable	—	—	17,752,000	17,497,000	—	35,249,000
Junior subordinated debentures	—	40,000,000	—	—	—	40,000,000

Total liabilities	52,000	125,514,000	26,944,000	22,432,000	—	174,942,000

Equity
Kennedy-Wilson Holdings, Inc. shareholders' equity	300,192,000	300,244,000	368,820,000	20,251,000	(689,315,000)	300,192,000
Noncontrolling interests	—	—	12,637,000	77,000	—	12,714,000

Total equity	300,192,000	300,244,000	381,457,000	20,328,000	(689,315,000)	312,906,000

Total liabilities and equity	$300,244,000	$425,758,000	$408,401,000	$42,760,000	$(689,315,000)	$487,848,000

(1)

Included in the guarantor subsidiaries column below are data for certain guarantor subsidiaries that were less than 100% owned as of December 31, 2010 by Kennedy-Wilson at the time the notes were originally issued. Such guarantor subsidiaries were restructured prior to the date of this prospectus such that Kennedy-Wilson now owns 100% of all of the guarantor subsidiaries. As a result, in accordance with Rule 3-10(d) of Regulation S-X promulgated by the SEC, no separate financial statements are required for such guarantor subsidiaries.

CONDENSED CONSOLIDATING BALANCE SHEET

AS OF DECEMBER 31, 2009

	Parent	Kennedy-Wilson, Inc.	Guarantor Subsidiaries (1)	Non-guarantor Subsidiaries	Elimination	Consolidated Total
Assets
Cash and cash equivalents	$—	$54,777,000	$2,648,000	$359,000	$—	$57,784,000
Accounts receivable	—	548,000	100,000	239,000	—	887,000
Accounts receivable — related parties	—	926,000	3,216,000	136,000	—	4,278,000
Income tax receivable	—	6,848,000	—	—	—	6,848,000
Notes receivable	—	500,000	41,000	—	—	541,000
Notes receivable — related parties	—	6,644,000	—	—	—	6,644,000
Real estate, net of accumulated depreciation	—	—	17,596,000	22,985,000	—	40,581,000
Real estate available for sale	—	—	2,472,000	—	—	2,472,000
Investments in joint ventures	—	1,282,000	182,106,000	1,864,000	—	185,252,000
Investment in and advances to consolidated subsidiaries	177,460,000	225,325,000	11,465,000	—	(414,250,000)	—
Other assets	228,000	5,433,000	725,000	619,000	—	7,005,000
Goodwill	—	—	17,216,000	6,749,000	—	23,965,000

Total assets	$177,688,000	$302,283,000	$237,585,000	$32,951,000	$(414,250,000)	$336,257,000

Liabilities and equity
Liabilities
Accounts payable	$374,000	$36,000	$411,000	$39,000	$—	$860,000
Accrued expenses and other liabilities	—	2,542,000	5,822,000	284,000	—	8,648,000
Accrued salaries and benefits	—	3,201,000	839,000	361,000	—	4,401,000
Deferred tax liability	—	15,439,000	—	—	—	15,439,000
Notes payable	—	26,133,000	—	—	—	26,133,000
Borrowings under line of credit	—	10,000,000	—	—	—	10,000,000
Mortgage loans payable	—	—	3,228,000	20,740,000	—	23,968,000
Convertible subordinated debt	—	27,472,000	—	—	—	27,472,000
Junior subordinated debentures	—	40,000,000	—	—	—	40,000,000

Total liabilities	374,000	124,823,000	10,300,000	21,424,000	—	156,921,000

Equity
Kennedy-Wilson Holdings, Inc. shareholders' equity	177,314,000	177,460,000	225,325,000	11,465,000	(414,250,000)	177,314,000
Noncontrolling interests	—	—	1,960,000	62,000	—	2,022,000

Total equity	177,314,000	177,460,000	227,285,000	11,527,000	(414,250,000)	179,336,000

Total liabilities and equity	$177,688,000	$302,283,000	$237,585,000	$32,951,000	$(414,250,000)	$336,257,000

(1)

Included in the guarantor subsidiaries column below are data for certain guarantor subsidiaries that were less than 100% owned for the year ended December 31, 2009 by Kennedy-Wilson at the time the notes were originally issued. Such guarantor subsidiaries were restructured prior to the date of this prospectus such that Kennedy-Wilson now owns 100% of all of the guarantor subsidiaries. As a result, in accordance with Rule 3-10(d) of Regulation S-X promulgated by the SEC, no separate financial statements are required for such guarantor subsidiaries.

CONSOLIDATING STATEMENT OF OPERATIONS AND COMPREHENSIVE INCOME

FOR THE YEAR ENDED DECEMBER 31, 2010

	Parent	Kennedy-Wilson, Inc.	Guarantor Subsidiaries (1)	Non-guarantor Subsidiaries	Elimination	Consolidated Total
Revenue
Management and leasing fees	$—	$183,000	$5,873,000	$2,857,000	$—	$8,913,000
Management and leasing fees — related party	—	—	11,258,000	1,159,000	—	12,417,000
Commissions	—	684,000	5,338,000	337,000	—	6,359,000
Commissions — related party	—	—	5,355,000	20,000	—	5,375,000
Sale of real estate	—	—	3,937,000	—	—	3,937,000
Sale of real estate—related party	—	—	9,535,000	—	—	9,535,000
Rental and other income	—	—	1,903,000	2,097,000	—	4,000,000

Total revenue	—	867,000	43,199,000	6,470,000	—	50,536,000
Operating expenses
Commission and marketing expenses	—	—	2,841,000	345,000	—	3,186,000
Compensation and related expenses	8,094,000	14,063,000	13,121,000	2,877,000	—	38,155,000
Merger-related compensation and related expense	2,225,000	—	—	—	—	2,225,000
Cost of real estate sold	—	—	2,714,000	—	—	2,714,000
Cost of real estate sold—related party	—	—	8,812,000	—	—	8,812,000
General and administrative	227,000	6,753,000	3,453,000	881,000	—	11,314,000
Depreciation and amortization	—	159,000	764,000	695,000	—	1,618,000
Rental operating expenses	—	—	1,234,000	679,000	—	1,913,000

Total operating expenses	10,546,000	20,975,000	32,939,000	5,477,000	—	69,937,000

Equity in joint venture income (loss)	—	—	10,629,000	(81,000)	—	10,548,000
Income from loan pool participations and notes receivable	—	46,000	11,760,000	49,000	—	11,855,000
Income from consolidated subsidiaries	17,031,000	50,902,000	426,000	—	(68,359,000)	—

Operating income	6,485,000	30,840,000	33,075,000	961,000	(68,359,000)	3,002,000
Non-operating income (expense)
Interest income	—	153,000	39,000	—	—	192,000
Interest income — related party	—	662,000	—	—	—	662,000
Remeasurement gain	—	—	2,108,000	—	—	2,108,000
Gain on early extinguishment of mortgage debt	—	—	16,670,000	—	—	16,670,000
Loss on extinguishment of debt	—	(4,788,000)	—	—	—	(4,788,000)
Interest expense	—	(6,109,000)	(990,000)	(535,000)	—	(7,634,000)

Income before provision for income taxes	6,485,000	20,758,000	50,902,000	426,000	(68,359,000)	10,212,000
Provision for income taxes	—	(3,727,000)	—	—	—	(3,727,000)

Net income	6,485,000	17,031,000	50,902,000	426,000	(68,359,000)	6,485,000
Net income attributable to the noncontrolling interests	—	—	(2,963,000)	(16,000)	—	(2,979,000)

Net income attributable to Kennedy-Wilson Holdings, Inc.	6,485,000	17,031,000	47,939,000	410,000	(68,359,000)	3,506,000
Preferred dividends and accretion of preferred stock issuance costs	(4,558,000)	—	—	—	—	(4,558,000)

Net (loss) income attributable to Kennedy-Wilson Holdings, Inc. common shareholders	1,927,000	17,031,000	47,939,000	410,000	(68,359,000)	(1,052,000)
Other comprehensive income, net of tax	6,440,000	6,440,000	6,440,000	—	(12,880,000)	6,440,000

Total comprehensive income	$8,367,000	$23,471,000	$54,379,000	$410,000	$(81,239,000)	$5,388,000

(1)

Included in the guarantor subsidiaries column below are data for certain guarantor subsidiaries that were less than 100% owned for the year ended December 31, 2010 by Kennedy-Wilson at the time the notes were originally issued. Such guarantor subsidiaries were restructured prior to the date of this prospectus such that Kennedy-Wilson now owns 100% of all of the guarantor subsidiaries. As a result, in accordance with Rule 3-10(d) of Regulation S-X promulgated by the SEC, no separate financial statements are required for such guarantor subsidiaries.

CONSOLIDATING STATEMENT OF OPERATIONS AND COMPREHENSIVE (LOSS) INCOME

FOR THE YEAR ENDED DECEMBER 31, 2009

	Parent	Kennedy-Wilson, Inc.	Guarantor Subsidiaries (1)	Non-guarantor Subsidiaries	Elimination	Consolidated Total
Revenue
Management and leasing fees	$—	$49,000	$5,724,000	$3,253,000	$—	$9,026,000
Management and leasing fees — related party	—	—	8,775,000	1,363,000	—	10,138,000
Commissions	—	708,000	3,360,000	136,000	—	4,204,000
Commissions — related party	—	—	727,000	—	—	727,000
Sale of real estate	—	—	52,699,000	—	—	52,699,000
Sale of real estate—related party	—	—	6,698,000	—	—	6,698,000
Rental and other income	—	26,000	575,000	2,142,000	—	2,743,000

Total revenue	—	783,000	78,558,000	6,894,000	—	86,235,000
Operating expenses
Commission and marketing expenses	—	—	2,891,000	520,000	—	3,411,000
Compensation and related expenses	3,857,000	6,199,000	11,744,000	2,989,000	—	24,789,000
Merger-related compensation and related expense	12,468,000	—	—	—	—	12,468,000
Cost of real estate sold	—	—	36,179,000	—	—	36,179,000
Cost of real estate sold—related party	—	—	5,752,000	—	—	5,752,000
General and administrative	3,000	1,466,000	3,960,000	922,000	—	6,351,000
Merger-related general and administrative	3,652,000	—	—	—	—	3,652,000
Depreciation and amortization	—	133,000	309,000	680,000	—	1,122,000
Rental operating expenses	—	—	302,000	846,000	—	1,148,000

Total operating expenses	19,980,000	7,798,000	61,137,000	5,957,000	—	94,872,000

Equity in joint venture income (loss)	—	—	8,137,000	(118,000)	—	8,019,000
Income (loss) from consolidated subsidiaries	10,323,000	21,091,000	(579,000)	—	(30,835,000)	—

Operating (loss) income	(9,657,000)	14,706,000	24,979,000	819,000	(30,835,000)	(618,000)
Non-operating income (expense)
Interest income	—	102,000	—	—	—	102,000
Interest income — related party	—	400,000	—	—	—	400,000
Interest expense	—	(7,894,000)	(3,882,000)	(1,398,000)	—	(13,174,000)
Other than temporary impairment	—	(322,000)	(6,000)	—	—	(328,000)

(Loss) income before benefit from income taxes	(9,657,000)	6,362,000	21,091,000	(579,000)	(30,835,000)	(13,618,000)
Benefit from income taxes	—	3,961,000	—	—	—	3,961,000

Net (loss) income	(9,657,000)	10,323,000	21,091,000	(579,000)	(30,835,000)	(9,657,000)
Net income (loss) attributable to the noncontrolling interests	—	—	(5,704,000)	25,000	—	(5,679,000)

Net (loss) income attributable to Kennedy-Wilson Holdings, Inc.	(9,657,000)	10,323,000	15,387,000	(554,000)	(30,835,000)	(15,336,000)
Other comprehensive income, net of tax	2,601,000	2,601,000	2,601,000	—	(5,202,000)	2,601,000

Total comprehensive (loss) income	$(7,056,000)	$12,924,000	$17,988,000	$(554,000)	$(36,037,000)	$(12,735,000)

(1)

Included in the guarantor subsidiaries column below are data for certain guarantor subsidiaries that were less than 100% owned for the year ended December 31, 2009 by Kennedy-Wilson at the time the notes were originally issued. Such guarantor subsidiaries were restructured prior to the date of this prospectus such that Kennedy-Wilson now owns 100% of all of the guarantor subsidiaries. As a result, in accordance with Rule 3-10 (d) of Regulation S-X promulgated by the SEC, no separate financial statements are required for such guarantor subsidiaries.

CONSOLIDATING STATEMENT OF OPERATIONS AND COMPREHENSIVE INCOME (LOSS)

FOR THE YEAR ENDED DECEMBER 31, 2008

	Parent	Kennedy-Wilson, Inc.	Guarantor Subsidiaries (1)	Non-guarantor Subsidiaries	Elimination	Consolidated Total
Revenue
Management and leasing fees	$—	$929,000	$6,632,000	$3,110,000	$—	$10,671,000
Management and leasing fees — related party	—	54,000	7,095,000	1,231,000	—	8,380,000
Commissions	—	1,055,000	4,799,000	52,000	—	5,906,000
Commissions — related party	—	23,000	4,257,000	15,000	—	4,295,000
Rental and other income	—	842,000	198,000	1,933,000	—	2,973,000

Total revenue	—	2,903,000	22,981,000	6,341,000	—	32,225,000
Operating expenses
Commission and marketing expenses	—	25,000	2,252,000	550,000	—	2,827,000
Compensation and related expenses	1,015,000	4,974,000	12,208,000	3,095,000	—	21,292,000
General and administrative	—	2,512,000	2,797,000	765,000	—	6,074,000
Depreciation and amortization	—	225,000	156,000	539,000	—	920,000
Rental operating expenses	—	5,000	649,000	804,000	—	1,458,000

Total operating expenses	1,015,000	7,741,000	18,062,000	5,753,000	—	32,571,000

Equity in joint venture income	—	926,000	9,138,000	33,000	—	10,097,000
Income (loss) from consolidated subsidiaries	1,682,000	12,817,000	(1,164,000)	—	(13,335,000)	—

Operating income	667,000	8,905,000	12,893,000	621,000	(13,335,000)	9,751,000
Non-operating income (expense)
Interest income	—	220,000	1,000	—	—	221,000
Interest income — related party	—	341,000	—	—	—	341,000
Interest expense	—	(6,734,000)	(77,000)	(1,785,000)	—	(8,596,000)
Other than temporary impairment	—	(445,000)	—	—	—	(445,000)

Income (loss) before provision for income taxes	667,000	2,287,000	12,817,000	(1,164,000)	(13,335,000)	1,272,000
Provision for income taxes	—	(605,000)	—	—	—	(605,000)

Net income (loss)	667,000	1,682,000	12,817,000	(1,164,000)	(13,335,000)	667,000
Net (income) loss attributable to the noncontrolling interests	—	(3,000)	(81,000)	30,000	—	(54,000)

Net income (loss) attributable to Kennedy-Wilson Holdings, Inc.	667,000	1,679,000	12,736,000	(1,134,000)	(13,335,000)	613,000
Other comprehensive income, net of tax	240,000	240,000	240,000	—	(480,000)	240,000

Total comprehensive income (loss)	$907,000	$1,919,000	$12,976,000	$(1,134,000)	$(13,815,000)	$853,000

(1)

Included in the guarantor subsidiaries column below are data for certain guarantor subsidiaries that were less than 100% owned for the year ended December 31, 2008 by Kennedy-Wilson at the time the notes were originally issued. Such guarantor subsidiaries were restructured prior to the date of this prospectus such that Kennedy-Wilson now owns 100% of all of the guarantor subsidiaries. As a result, in accordance with Rule 3-10 (d) of Regulation S-X promulgated by the SEC, no separate financial statements are required for such guarantor subsidiaries.

CONDENSED CONSOLIDATING STATEMENTS OF CASH FLOWS

FOR THE YEAR ENDED DECEMBER 31, 2010

	Parent	Kennedy- Wilson, Inc.	Guarantor Subsidiaries (1)	Non-guarantor Subsidiaries	Consolidated Total
Cash flows (used in) provided by operating activities:	$(2,670,000)	$(9,635,000)	$13,074,000	$1,388,000	$2,157,000
Cash flows from investing activities:
Additions to notes receivable	—	(377,000)	(24,259,000)	(1,000,000)	(25,636,000)
Settlements of notes receivable	—	15,000	8,423,000	—	8,438,000
Additions to notes receivable - related party	—	(5,914,000)	—	—	(5,914,000)
Settlements of notes receivable - related party	—	8,721,000	—	—	8,721,000
Net proceeds from sale of real estate	—	—	3,639,000	—	3,639,000
Net proceeds from sale of real estate - related party	—	—	9,548,000	—	9,548,000
Purchases of and additions to real estate	—	—	(19,590,000)	(4,174,000)	(23,764,000)
Distributions from joint ventures	—	—	9,790,000	387,000	10,177,000
Contributions to joint ventures	—	(1,220,000)	(77,203,000)	(5,468,000)	(83,891,000)
Contributions to loan pool participations	—	—	(16,154,000)	—	(16,154,000)
(Investments in) distributions from consolidated subsidiaries, net	(108,730,000)	13,161,000	87,197,000	8,372,000	—

Net cash (used in) provided by investing activities	(108,730,000)	14,386,000	(18,609,000)	(1,883,000)	(114,836,000)
Cash flow from financing activities:
Borrowings under notes payable	—	—	—	4,250,000	4,250,000
Repayment of notes payable	—	(5,600,000)	—	—	(5,600,000)
Borrowings under lines of credit	—	48,250,000	—	—	48,250,000
Repayment of lines of credit	—	(30,500,000)	—	—	(30,500,000)
Borrowings under mortgage loans payable	—	—	20,016,000	—	20,016,000
Repayment of mortgage loans payable	—	—	(21,492,000)	(3,243,000)	(24,735,000)
Repayment of convertible subordinated debt	—	(32,550,000)	—	—	(32,550,000)
Debt issue costs	—	(598,000)	—	(46,000)	(644,000)
Issuance of preferred stock	132,294,000	—	—	—	132,294,000
Repurchase of common stock	(11,301,000)	—	—	—	(11,301,000)
Repurchase of warrants	(11,500,000)	—	—	—	(11,500,000)
Dividends paid	(4,533,000)	—	—	—	(4,533,000)
Contributions from noncontrolling interests	—	—	10,955,000	—	10,955,000
Distributions from noncontrolling interests	—	—	(3,242,000)	—	(3,242,000)

Net cash provided by (used in) financing activities	104,960,000	(20,998,000)	6,237,000	961,000	91,160,000
Effect of currency exchange rate changes on cash and cash equivalents	6,440,000	4,263,000	—	—	10,703,000

Net change in cash and cash equivalents	—	(11,984,000)	702,000	466,000	(10,816,000)
Cash and cash equivalents, beginning of year	—	54,777,000	2,648,000	359,000	57,784,000

Cash and cash equivalents, end of year	$—	$42,793,000	$3,350,000	$825,000	$46,968,000

(1)

Included in the guarantor subsidiaries column below are data for certain guarantor subsidiaries that were less than 100% owned for the year ended December 31, 2010 by Kennedy-Wilson at the time the notes were originally issued. Such guarantor subsidiaries were restructured prior to the date of this prospectus such that Kennedy-Wilson now owns 100% of all of the guarantor subsidiaries. As a result, in accordance with Rule 3-10(d) of Regulation S-X promulgated by the SEC, no separate financial statements are required for such guarantor subsidiaries.

CONDENSED CONSOLIDATING STATEMENTS OF CASH FLOWS

FOR THE YEAR ENDED DECEMBER 31, 2009

	Parent	Kennedy-Wilson, Inc.	Guarantor Subsidiaries (1)	Non-guarantor Subsidiaries	Consolidated Total
Cash flows (used in) provided by operating activities:	$(17,648,000)	$(6,449,000)	$(1,497,000)	$368,000	$(25,226,000)
Cash flows from investing activities:
Additions to notes receivable	—	(500,000)	—	—	(500,000)
Settlements of notes receivable	—	300,000	2,000	—	302,000
Additions to notes receivable - related party	—	(8,774,000)	—	—	(8,774,000)
Settlements of notes receivable - related party	—	2,935,000	—	—	2,935,000
Additions to notes receivable from sale of real estate	—	(2,663,000)	—	—	(2,663,000)
Settlements of notes receivable from sale of real estate	—	1,858,000	—	—	1,858,000
Net proceeds from sale of real estate held for sale	—	—	58,027,000	—	58,027,000
Purchases of and additions to real estate	—	—	(35,730,000)	(70,000)	(35,800,000)
Assets acquired in merger	89,181,000	—	—	—	89,181,000
Distributions from joint ventures	—	—	2,283,000	91,000	2,374,000
Contributions to joint ventures	—	(1,000,000)	(36,933,000)	—	(37,933,000)
(Investments in) distributions from consolidated subsidiaries, net	(67,267,000)	43,705,000	24,422,000	(860,000)	—

Net cash provided by (used in) investing activities	21,914,000	35,861,000	12,071,000	(839,000)	69,007,000
Cash flow from financing activities:
Borrowings under notes payable	—	37,059,000	—	—	37,059,000
Repayment of notes payable	—	(32,114,000)	—	—	(32,114,000)
Borrowings under lines of credit	—	20,500,000	—	—	20,500,000
Repayment of lines of credit	—	(24,000,000)	—	—	(24,000,000)
Borrowings under mortgage loans payable	—	—	30,286,000	—	30,286,000
Repayment of mortgage loans payable	—	—	(35,866,000)	—	(35,866,000)
Debt issue costs	—	(160,000)	(638,000)	—	(798,000)
Issuance of common stock	59,000	—	—	—	59,000
Repurchase of common stock	(3,690,000)	—	—	—	(3,690,000)
Dividends paid	(3,235,000)	—	—	—	(3,235,000)
Contributions from noncontrolling interests	—	—	6,804,000	—	6,804,000
Distributions from noncontrolling interests	—	—	(10,712,000)	—	(10,712,000)

Net cash (used in) provided by financing activities	(6,866,000)	1,285,000	(10,126,000)	—	(15,707,000)
Effect of currency exchange rate changes on cash and cash equivalents	2,600,000	1,279,000	—	—	3,879,000

Net change in cash and cash equivalents	—	31,976,000	448,000	(471,000)	31,953,000
Cash and cash equivalents, beginning of year	—	22,801,000	2,200,000	830,000	25,831,000

Cash and cash equivalents, end of year	$—	$54,777,000	$2,648,000	$359,000	$57,784,000

(1)

Included in the guarantor subsidiaries column below are data for certain guarantor subsidiaries that were less than 100% owned for the year ended December 31, 2009 by Kennedy-Wilson at the time the notes were originally issued. Such guarantor subsidiaries were restructured prior to the date of this prospectus such that Kennedy-Wilson now owns 100% of all of the guarantor subsidiaries. As a result, in accordance with Rule 3-10 (d) of Regulation S-X promulgated by the SEC, no separate financial statements are required for such guarantor subsidiaries.

CONDENSED CONSOLIDATING STATEMENTS OF CASH FLOWS

FOR THE YEAR ENDED DECEMBER 31, 2008

	Parent	Kennedy-Wilson, Inc.	Guarantor Subsidiaries (1)	Non-guarantor Subsidiaries	Consolidated Total
Cash flows (used in) provided by operating activities:	$(159,000)	$(19,386,000)	$5,866,000	$(990,000)	$(14,669,000)
Cash flows from investing activities:
Settlements of notes receivable	—	7,000	19,000	—	26,000
Settlements of notes receivable - related party	—	—	6,000	—	6,000
Additions to notes receivable - related party	—	(300,000)	—	—	(300,000)
Net proceeds from sale of real estate held for sale	—	5,181,000	—	—	5,181,000
Purchases of and additions to real estate	—	(195,000)	(17,186,000)	(24,079,000)	(41,460,000)
Distributions from joint ventures	—	6,011,000	6,406,000	486,000	12,903,000
Contributions to joint ventures	—	(2,169,000)	(70,173,000)	(787,000)	(73,129,000)
(Investments in) distributions from consolidated subsidiaries, net	(47,067,000)	(30,466,000)	72,212,000	5,321,000	—

Net cash used in investing activities	(47,067,000)	(21,931,000)	(8,716,000)	(19,059,000)	(96,773,000)
Cash flow from financing activities:
Borrowings under notes payable	—	20,161,000	—	—	20,161,000
Repayment of notes payable	—	(8,973,000)	—	—	(8,973,000)
Borrowings under lines of credit	—	47,957,000	—	—	47,957,000
Repayment of lines of credit	—	(39,457,000)	—	—	(39,457,000)
Borrowings under mortgage loans payable	—	120,000	9,420,000	20,776,000	30,316,000
Repayment of mortgage loans payable	—	(4,204,000)	(6,612,000)	(36,000)	(10,852,000)
Issuance of convertible subordinated debt	2,813,000	27,187,000	—	—	30,000,000
Debt issue costs	—	(518,000)	—	—	(518,000)
Issuance of common stock	52,447,000	—	—	—	52,447,000
Repurchase of common stock	(6,170,000)	—	—	—	(6,170,000)
Dividends paid	(2,264,000)	—	—	—	(2,264,000)
Contributions from noncontrolling interests	—	—	482,000	—	482,000
Distributions from noncontrolling interests	—	—	(504,000)	—	(504,000)

Net cash provided by financing activities	46,826,000	42,273,000	2,786,000	20,740,000	112,625,000
Effect of currency exchange rate changes on cash and cash equivalents	400,000	—	—	—	400,000

Net change in cash and cash equivalents	—	956,000	(64,000)	691,000	1,583,000
Cash and cash equivalents, beginning of year	—	21,845,000	2,264,000	139,000	24,248,000

Cash and cash equivalents, end of year	$—	$22,801,000	$2,200,000	$830,000	$25,831,000

(1)

Included in the guarantor subsidiaries column below are data for certain guarantor subsidiaries that were less than 100% owned for the year ended December 31, 2008 by Kennedy-Wilson at the time the notes were originally issued. Such guarantor subsidiaries were restructured prior to the date of this prospectus such that Kennedy-Wilson now owns 100% of all of the guarantor subsidiaries. As a result, in accordance with Rule 3-10(d) of Regulation S-X promulgated by the SEC, no separate financial statements are required for such guarantor subsidiaries.

Commitments And Contingencies	12 Months Ended
Dec. 31, 2010
Commitments And Contingencies [Abstract]
Commitments And Contingencies

NOTE 18—COMMITMENTS AND CONTINGENCIES

Future minimum lease payments under scheduled operating leases that have initial or remaining noncancelable terms in excess of one year are as follows:

Year
2011	$1,865,000
2012	1,579,000
2013	1,425,000
2014	1,396,000
2015	1,397,000
Thereafter	1,403,000

Total minimum payments	$9,065,000

Net rental expense amounted to $2.2 million, $2.0 million, and $1.6 million for the years ended December 31, 2010, 2009, and 2008, respectively, and is included in general and administrative expense in the accompanying consolidated statements of operations and comprehensive income (loss).

EMPLOYMENT AGREEMENTS—Kennedy-Wilson has entered into employment agreements with its Chief Executive Officer and its Chief Executive Officer of the Commercial Investment Group, which provide for annual base compensation in the aggregate amounts of $950,000 and $750,000, respectively, and expire in December 2019 and January 2014, respectively. The employment agreements provided for the payment of cash bonuses, in connection with the Merger, in the amounts of $4,850,000 and $2,000,000, respectively, and were paid in November 2009. Additionally, the employment agreements provide for cash bonuses of $2,425,000 and $1,000,000, respectively, based on Kennedy-Wilson's achievement of certain performance targets as described in the employment agreement and were paid on April 1, 2010 . The employment agreements also provide for the issuance of 556,875 shares of restricted stock to each officer that vest in equal amounts over five years provided certain performance targets are achieved (see Note 19). Also, in connection with the Merger, Kennedy-Wilson forgave a note, including principal and interest, due from its Chief Executive Officer in the total amount of $4,281,000. Additionally, the employment agreements provide for the payment of an annual discretionary bonus in an amount determined in the sole and absolute discretion of the Compensation Committee of the board of directors.

Kennedy-Wilson also has employment agreements with two other non-officer employees which provide for aggregate minimum annual compensation of $995,000 and expire in 2011 and 2014.

LITIGATION—Kennedy-Wilson is currently a defendant in certain routine litigation arising in the ordinary course of business. It is the opinion of management and legal counsel that the outcome of these actions will not have a material effect on the financial position or results of operations of Kennedy-Wilson.

Stock Compensation Plans	12 Months Ended
Dec. 31, 2010
Stock Compensation Plans [Abstract]
Stock Compensation Plans

NOTE 19—STOCK COMPENSATION PLANS

In March 2009, KWI adopted the 2009 Equity Participation Plan ("the Equity Plan") that allowed for the grant of up to 2,852,312 shares of common stock. KWI granted 1,426,156 performance awards and 1,426,156 service awards with an exercise price of $7.89. The performance and service awards were scheduled to vest ratably over a seven year period with settlement in shares of common stock of KWI. The option awards would have expired at the end of ten years. The Equity Plan allowed participants to settle vested awards with cash, a full recourse note, or net share settlement. Kennedy-Wilson determined the compensation expense to be recorded under the Equity Plan using the Black-Scholes-Merton option pricing model. The option pricing model inputs used to determine the grant date fair value of $10.3 million were an expected stock option term of 7 years, expected volatility of 43.4%, expected risk free rate of 2.5%, and no expected dividends. In November 2009, the Equity Plan was canceled and replaced by another 2009 Equity Participation Plan (the "New Equity Plan"). Upon termination of the Equity Plan, the board of directors of KWI approved a cash payment to option holders totaling $1.5 million.

On November 13, 2009, Kennedy-Wilson adopted the the New Equity Plan that allows for the grant of up to approximately 2.5 million shares of common stock. During 2010 and 2009, approximately 0.1 million and 2.4 million restricted share awards were granted to employees, respectively, which vest ratably over a five year period. Vesting of the restricted share awards is contingent upon the expected achievement of a performance target as of the initial vesting date of November 13, 2010 and each of the next four years thereafter. The performance targets were achieved for 2010. From inception of the plan through December 31, 2010, 467,781 shares have vested and been issued to participants and 18,562 shares have been forfeited. These restricted share awards are recognized as expense on a tranche by tranche basis over the five year performance period.

The cancellation and settlement of the Equity Plan along with the granting of new awards under the New Equity Plan was determined to be a plan modification. Therefore the aggregate compensation cost recognized as a result of the modification will be the remaining grant date fair value of the Equity Plan plus the incremental compensation cost resulting from the modification. The incremental compensation costs are measured as the grant date fair value of the restricted stock awards plus the cash paid to settle the Equity Plan awards less the fair value of the Equity Plan on the date of modification. Since, on the date of modification, the cumulative compensation cost recognized under the Equity Plan exceeded the cash paid to settle the award, no additional compensation costs were recorded as a result of the cash payment and it was recorded as a reduction to equity. The fair value of the Equity Plan on the date of modification was determined utilizing the Black-Scholes-Merton option pricing model. The option pricing model inputs used were an expected stock option term of 6.29 years, volatility of 41.9%, risk free interest rate of 2.95%, and no expected dividends.

As of December 31, 2010, there was $7.6 million of unrecognized compensation cost for the New Equity Plan related to unvested restricted shares and $6.2 million of unrecognized compensation cost for the Equity Plan. The cost for the New Equity Plan is expected to be recognized over a weighted average period of 2.0 years and the cost for the Equity Plan is expected to be recognized over a weighted average period of 3.1 years.

Compensation cost recognized for the years ended December 31, 2010 and 2009, was $8.1 million and $2.3 million, respectively, and is included in compensation and related expense in the accompanying statement of operations and comprehensive income (loss).

The following table sets forth activity under the New Equity Plan:

Nonvested at January 1, 2009	—
Granted	2,357,443

Nonvested at December 31, 2009	2,357,443
Granted	132,500
Vested	(467,781)
Forfeited	(18,562)

Nonvested at December 31, 2010	2,003,600

KWI had the 1992 Incentive and Non-statutory Stock Option Plan ("1992 Incentive and Option Plan"), which included a Plan A and Plan B and the 1992 Non-Employee Director Stock Option Plan ("Plan C"). An aggregate of 6,465,239 shares of common stock were reserved for issuance under Plans A and B and 308,050 shares of common stock were reserved for issuance under Plan C.

During the year ended December 31, 2009, the last remaining 55,448 options granted under Plan C of the KWI's 1992 Incentive and Option Plan were exercised. During the year ended December 31, 2008, the last remaining 42,785 options granted under Plan B of the 1992 Incentive and Option Plan were exercised.

The following table sets forth activity under the option plans:

	Options	Range of Exercise Prices	Weighted Average Exercise Price
Balance, January 1, 2008	98,233	$1.00 - $ 2.32	$1.55
Exercised	(42,785)	$2.17	$2.17

Balance, December 31, 2008	55,448	$1.00 - $2.32	$1.07
Granted	2,852,312	$7.89	$7.89
Exercised	(55,448)	$1.00 -$ 2.32	$1.07
Cancelled	(2,852,312)	$7.89	$7.89

Balance, December 31, 2009	—	—	—

During 2001 and 2002, KWI's chairman and chief executive officer was granted a total of 6,465,239 shares of non-vested stock that were scheduled to vest over a period of eight to ten years. For the years ended December 31, 2009 and 2008, compensation expense was $1.5 million and $1.0 million, respectively, and is included in compensation and related expenses in the accompanying consolidated statements of operations and comprehensive income (loss). As of December 31, 2009 and 2008, the amount of non-vested shares deducted from additional paid-in capital was $0, and $1.5 million, respectively. During 2009, in connection with the Merger, the vesting of the remaining unvested shares was accelerated and the expense was included in compensation and related expenses in the accompanying consolidated statements of operations and comprehensive income (loss).

Employee Benefit Arrangements	12 Months Ended
Dec. 31, 2010
Employee Benefit Arrangements [Abstract]
Employee Benefit Arrangements

NOTE 21—EMPLOYEE BENEFIT ARRANGEMENTS

Kennedy-Wilson has a qualified plan under the provisions of Section 401(k) of the Internal Revenue Code. Under this plan, participants are able to make salary deferral contributions of up to 15% of their total compensation, up to a specified maximum. The 401(k) plan also includes provisions which authorize Kennedy-Wilson to make discretionary contributions. During 2010, 2009, and 2008, Kennedy-Wilson made matching contributions of $232,000, $32,000, and $6,000, respectively, to this plan and is included in compensation and related expenses in the accompanying consolidated statements of operations and comprehensive loss.

Unaudited Quarterly Information	12 Months Ended
Dec. 31, 2010
Unaudited Quarterly Information [Abstract]
Unaudited Quarterly Information

NOTE 24—UNAUDITED QUARTERLY INFORMATION

Year Ended December 31, 2010	First Quarter	Second Quarter	Third Quarter	Fourth Quarter
Revenues	$10,826,000	$9,046,000	$11,773,000	$18,891,000
Operating expenses	14,871,000	12,509,000	17,647,000	24,910,000
Equity in joint venture (loss) income	657,000	(686,000)	5,191,000	5,386,000
Interest income from loan pool participations and notes receivable	651,000	3,090,000	4,209,000	3,905,000

Operating income (loss)	(2,737,000)	(1,059,000)	3,526,000	3,272,000
Non-operating (expenses) income	(1,833,000)	16,818,000	(6,842,000)	(933,000)

Income (loss) before provision for income taxes	(4,570,000)	15,759,000	(3,316,000)	2,339,000
(Provision for) benefit from income taxes	1,998,000	(5,950,000)	(383,000)	608,000

Net income (loss)	(2,572,000)	9,809,000	(3,699,000)	2,947,000
Net income attributable to noncontrolling interests	(568,000)	(591,000)	(1,215,000)	(605,000)

Net (loss) income attributable to Kennedy-Wilson Holdings, Inc. shareholders	$(3,140,000)	$9,218,000	$(4,914,000)	$2,342,000
Preferred stock dividends and accretion of issuance costs	—	(720,000)	(1,804,000)	(2,034,000)

Net (loss) income attributable to Kennedy-Wilson Holdings, Inc. common shareholders	$(3,140,000)	$8,498,000	$(6,718,000)	$308,000

Basic (loss) earnings per share	$(0.08)	$0.22	$(0.17)	$0.01
Diluted (loss) earnings per share	(0.08)	0.20	(0.17)	0.01

Year Ended December 31, 2009	First Quarter	Second Quarter	Third Quarter	Fourth Quarter
Revenues	$12,483,000	$6,817,000	$41,021,000	$25,914,000
Operating expenses	11,942,000	8,660,000	32,687,000	41,583,000
Equity in joint venture (loss) income	(192,000)	(269,000)	893,000	7,587,000

Operating income (loss)	349,000	(2,112,000)	9,227,000	(8,082,000)
Non-operating expenses	2,461,000	2,741,000	5,611,000	2,187,000

(Loss) income before provision for income taxes	(2,112,000)	(4,853,000)	3,616,000	(10,269,000)
Benefit from (provision for) income taxes	653,000	1,562,000	(251,000)	1,997,000

Net (loss) income	(1,459,000)	(3,291,000)	3,365,000	(8,272,000)
Net loss (income) attributable to noncontrolling interests	57,000	210,000	(3,325,000)	(2,621,000)

Net (loss) income attributable to Kennedy-Wilson Holdings, Inc. shareholders	$(1,402,000)	$(3,081,000)	$40,000	$(10,893,000)

Basic (loss) earnings per share	$(0.06)	$(0.12)	$—	$(0.34)
Diluted (loss) earnings per share	(0.06)	(0.12)	—	(0.34)

Schedule III - Real Estate And Accumulated Depreciation	12 Months Ended
Dec. 31, 2010
Schedule III - Real Estate And Accumulated Depreciation [Abstract]
Schedule III - Real Estate And Accumulated Depreciation

Kennedy-Wilson Holdings, Inc. and Subsidiaries

Schedule III—Real Estate and Accumulated Depreciation

December 31, 2010

(Dollars in thousands)

		Initial Cost		Costs Capitalized Subsequent to Acquisition		Gross Balance at December 31, 2010
Description	Encumbrances	Land	Building & Improvements	Improvements	Carrying Costs	Land	Building & Improvements	Total	Accumulated Depreciation	Depreciable Life in Years	Date of Construction	Date Acquired
Commercial
Commercial building, Tokyo, Japan	$2,784,000	$3,970,000	$3,230,000	$2,080,000	$—	$5,065,000	$4,215,000	$9,280,000	$(389,000)	37 yrs	2007	2008
Commercial building, Carlsbad, CA	—	495,000	257,000	—	—	495,000	257,000	752,000	—	37 yrs	1983	2010
Multifamily
204-unit Apartment building, Lompoc, CA	17,497,000	5,329,000	20,150,000	301,000	—	5,329,000	20,451,000	25,780,000	(3,387,000)	39 yrs	1986	2008
Residential
Single family home, Kona, HI	—	4,111,000	4,250,000	363,000	—	4,474,000	4,250,000	8,724,000	(226,000)	39 yrs	2008	2008
Condominium unit, Seattle, WA	—	—	500,000	—		—	500,000	500,000	—	2007	2010
Land
Single family home lot, Kona, HI	4,250,000	4,101,000	—	—	—	4,101,000	—	4,101,000	—	N/A	N/A	2010
2700 acres, Oahu, HI	—	31,741,000	3,753,000	431,000	—	32,060,000	4,665,000	36,725,000	(4,000)	N/A	1912	2010
Land, Kent, WA	—	733,000		112,000	—	845,000		845,000	—	N/A	N/A	2008

	$24,531,000	$50,480,000	$32,140,000	$3,287,000	$—	$52,369,000	$34,338,000	$86,707,000	$(4,006,000)

Kennedy-Wilson Holdings, Inc. and Subsidiaries

Schedule III—Real Estate and Accumulated Depreciation

December 31, 2010, 2009, and 2008

(Dollars in thousands)

Changes in real estate for the years ended December 31 were as follows:

	For the year ended December 31,
	2010	2009
Balance at the beginning of period	$46,123,000	$50,883,000
Additions during the period:
Improvements	—	111,000
Acquisitions	52,228,000	35,689,000
Deductions during the period:
Dispositions	(11,644,000)	(40,560,000)

Balance at close of period	$86,707,000	$46,123,000

Changes in accumulated depreciation for the years ended December 31 were as follows:

	For the year ended December 31,
	2010	2009	2008
Balance at the beginning of period	$3,070,000	$2,156,000	$18,000
Additions during the period:
Depreciation expense	1,339,000	914,000	664,000
Deductions during the period:
Dispositions	(403,000)	—	1,474,000

Balance at close of period	$4,006,000	$3,070,000	$2,156,000